VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 54.5%

VALIC Co. I Blue Chip Growth Fund	483	$12,353
VALIC Co. I Dividend Value Fund	4,215,954	47,935,392
VALIC Co. I Large Cap Core Fund	872,821	12,254,410
VALIC Co. I Large Capital Growth Fund	633,936	12,919,615
VALIC Co. I Mid Cap Index Fund	798,795	20,505,079
VALIC Co. I Mid Cap Strategic Growth Fund	561,173	11,812,692
VALIC Co. I Nasdaq-100® Index Fund	107,703	2,529,943
VALIC Co. I Science & Technology Fund	480,845	19,075,109
VALIC Co. I Small Cap Index Fund	606,832	11,997,072
VALIC Co. I Small Cap Special Values Fund	836,449	9,067,108
VALIC Co. I Stock Index Fund	1,181,750	57,019,427
VALIC Co. I Value Fund	860,385	15,409,492
VALIC Co. II Capital Appreciation Fund	1,393,589	26,575,735
VALIC Co. II Large Cap Value Fund	1,863,803	38,375,714
VALIC Co. II Mid Cap Growth Fund	816,078	10,086,728
VALIC Co. II Mid Cap Value Fund	2,019,272	35,478,609
VALIC Co. II Small Cap Growth Fund	342,339	8,264,058
VALIC Co. II Small Cap Value Fund	1,146,243	12,883,776

Total Domestic Equity Investment Companies (cost $313,061,944)		352,202,312

Domestic Fixed Income Investment Companies - 17.3%

VALIC Co. I Capital Conservation Fund	646,982	6,974,468
VALIC Co. I Government Securities Fund	321,915	3,631,196
VALIC Co. I Inflation Protected Fund	2,827,898	34,132,727
VALIC Co. II Core Bond Fund	912,841	11,054,507
VALIC Co. II High Yield Bond Fund	2,293,249	17,680,952
VALIC Co. II Strategic Bond Fund	3,281,079	38,421,430

Total Domestic Fixed Income Investment Companies (cost $105,352,744)		111,895,280

Domestic Money Market Investment Companies - 0.5%

VALIC Co. I Government Money Market I Fund(2) (cost $2,886,199)	2,886,199	2,886,199

International Equity Investment Companies - 22.0%

VALIC Co. I Emerging Economies Fund	3,239,078	30,414,941
VALIC Co. I International Equities Index Fund	5,229,007	38,642,364
VALIC Co. I International Growth Fund	770,594	12,491,329
VALIC Co. I International Value Fund	2,500,117	24,226,134
VALIC Co. II International Opportunities Fund	1,629,358	36,383,570

Total International Equity Investment Companies (cost $129,258,221)		142,158,338

International Fixed Income Investment Companies - 2.6%

VALIC Co. I International Government Bond Fund (cost $14,945,926)	1,276,423	16,784,968

Real Estate Investment Companies - 3.1%

VALIC Co. I Global Real Estate Fund (cosf $20,386,691)	2,616,719	19,991,736

TOTAL INVESTMENTS (cost $585,891,725)	100.0%	645,918,833
Other assets less liabilities	0.0	91,421

NET ASSETS	100.0%	$646,010,254

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports are available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of November 30, 2020 is 0.01%.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$645,918,833	$—	$—	$645,918,833

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.7%
Apparel Manufacturers - 1.9%

Carter’s, Inc.	9,906	$881,535
Deckers Outdoor Corp.†	5,826	1,483,241

		2,364,776

Applications Software - 9.7%

Microsoft Corp.	43,218	9,251,677
ServiceNow, Inc.†	5,221	2,790,886

		12,042,563

Auto/Truck Parts & Equipment-Original - 1.0%

Allison Transmission Holdings, Inc.	28,806	1,182,486

Banks-Super Regional - 1.3%

US Bancorp	38,745	1,674,172

Cable/Satellite TV - 0.8%

Charter Communications, Inc., Class A†	1,460	951,905

Chemicals-Diversified - 1.6%

Dow, Inc.	23,670	1,254,747
PPG Industries, Inc.	4,981	731,061

		1,985,808

Commercial Services - 0.9%

Quanta Services, Inc.	16,701	1,141,346

Commercial Services-Finance - 4.1%

Euronet Worldwide, Inc.†	4,412	593,149
PayPal Holdings, Inc.†	16,462	3,524,844
TransUnion	10,931	995,705

		5,113,698

Computer Data Security - 1.4%

Fortinet, Inc.†	13,954	1,719,551

Computers - 8.1%

Apple, Inc.	85,036	10,123,536

Cosmetics & Toiletries - 1.6%

Estee Lauder Cos., Inc., Class A	4,586	1,125,038
Procter & Gamble Co.	6,608	917,653

		2,042,691

Dental Supplies & Equipment - 2.1%

Align Technology, Inc.†	5,346	2,572,976

Dialysis Centers - 0.7%

DaVita, Inc.†	8,089	888,577

Distribution/Wholesale - 1.5%

WW Grainger, Inc.	4,382	1,832,991

Diversified Manufacturing Operations - 2.3%

3M Co.	11,060	1,910,394
Carlisle Cos., Inc.	6,633	960,657

		2,871,051

E-Commerce/Products - 6.3%

Amazon.com, Inc.†	2,131	6,751,093
Etsy, Inc.†	6,564	1,054,835

		7,805,928

Electronic Components-Misc. - 1.1%

Sensata Technologies Holding PLC†	29,066	1,419,293

Electronic Components-Semiconductors - 6.4%

Broadcom, Inc.	3,938	1,581,422
IPG Photonics Corp.†	5,264	1,089,701
NVIDIA Corp.	5,488	2,941,897
Texas Instruments, Inc.	14,452	2,330,385

		7,943,405

Electronic Forms - 2.9%

Adobe, Inc.†	7,436	3,557,903

Enterprise Software/Service - 1.2%

Oracle Corp.	8,387	484,098
Veeva Systems, Inc., Class A†	3,658	1,012,790

		1,496,888

Entertainment Software - 1.9%

Electronic Arts, Inc.	8,409	1,074,250
Take-Two Interactive Software, Inc.†	7,444	1,343,716

		2,417,966

Finance-Credit Card - 5.2%

Mastercard, Inc., Class A	13,594	4,574,517
Visa, Inc., Class A	8,978	1,888,522

		6,463,039

Food-Confectionery - 1.2%

Hershey Co.	9,812	1,451,097

Insurance-Multi-line - 1.6%

Allstate Corp.	19,173	1,962,357

Internet Application Software - 0.5%

Okta, Inc.†	2,607	638,819

Internet Content-Entertainment - 4.7%

Facebook, Inc., Class A†	21,029	5,824,402

Internet Infrastructure Software - 1.4%

F5 Networks, Inc.†	10,861	1,768,279

Internet Security - 0.9%

Palo Alto Networks, Inc.†	3,646	1,071,632

Machinery-Electrical - 0.6%

Regal Beloit Corp.	6,136	730,429

Medical Instruments - 0.7%

Bio-Techne Corp.	2,886	875,353

Medical-Biomedical/Gene - 2.9%

Alexion Pharmaceuticals, Inc.†	8,948	1,092,640
Exelixis, Inc.†	35,345	677,210
Vertex Pharmaceuticals, Inc.†	7,901	1,799,453

		3,569,303

Medical-Drugs - 5.1%

Bristol-Myers Squibb Co.	15,578	972,067
Eli Lilly & Co.	11,921	1,736,294
Horizon Therapeutics PLC†	19,435	1,368,807
Jazz Pharmaceuticals PLC†	5,686	800,077
Merck & Co., Inc.	17,659	1,419,607

		6,296,852

Medical-HMO - 1.0%

Humana, Inc.	2,949	1,181,134

Office Automation & Equipment - 0.9%

Zebra Technologies Corp., Class A†	3,050	1,154,181

Real Estate Investment Trusts - 0.8%

Lamar Advertising Co., Class A	12,961	1,031,825

Retail-Building Products - 1.7%

Lowe’s Cos., Inc.	13,891	2,164,496

Retail-Discount - 2.5%

Target Corp.	9,662	1,734,619
Walmart, Inc.	9,132	1,395,278

		3,129,897

Telecom Equipment-Fiber Optics - 0.5%

Ciena Corp.†	12,492	559,642

Therapeutics - 1.0%

Neurocrine Biosciences, Inc.†	9,129	866,707
Sarepta Therapeutics, Inc.†	3,067	432,018

		1,298,725

Web Portals/ISP - 5.5%

Alphabet, Inc., Class A†	873	1,531,591
Alphabet, Inc., Class C†	3,003	5,287,502

		6,819,093

Wireless Equipment - 1.2%

Motorola Solutions, Inc.	8,851	1,518,212

TOTAL INVESTMENTS
(cost $83,209,429)	98.7%	122,658,277
Other assets less liabilities	1.3	1,635,652

NET ASSETS	100.0%	$124,293,929

†	Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$122,658,277	$—	$—	$122,658,277

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 28.8%

VALIC Co. I Dividend Value Fund	1,425,203	$16,204,560
VALIC Co. I Large Cap Core Fund	236,049	3,314,130
VALIC Co. I Large Capital Growth Fund	104,680	2,133,383
VALIC Co. I Mid Cap Index Fund	195,935	5,029,653
VALIC Co. I Mid Cap Strategic Growth Fund	122,263	2,573,641
VALIC Co. I Nasdaq - 100® Index Fund	85,901	2,017,815
VALIC Co. I Science & Technology Fund	139,107	5,518,388
VALIC Co. I Small Cap Index Fund	101,379	2,004,255
VALIC Co. I Small Cap Special Values Fund	317,558	3,442,331
VALIC Co. I Stock Index Fund	359,725	17,356,744
VALIC Co. I Value Fund	202,307	3,623,317
VALIC Co. II Capital Appreciation Fund	374,493	7,141,588
VALIC Co. II Large Cap Value Fund	486,580	10,018,675
VALIC Co. II Mid Cap Growth Fund	263,945	3,262,356
VALIC Co. II Mid Cap Value Fund	701,756	12,329,847
VALIC Co. II Small Cap Growth Fund	89,592	2,162,747
VALIC Co. II Small Cap Value Fund	222,620	2,502,249

Total Domestic Equity Investment Companies (cost $89,643,347)		100,635,679

Domestic Fixed Income Investment Companies - 51.4%

VALIC Co. I Capital Conservation Fund	1,610,458	17,360,734
VALIC Co. I Government Securities Fund	724,977	8,177,745
VALIC Co. I Inflation Protected Fund	1,944,248	23,467,073
VALIC Co. II Core Bond Fund	4,659,753	56,429,606
VALIC Co. II High Yield Bond Fund	3,431,981	26,460,572
VALIC Co. II Strategic Bond Fund	4,092,757	47,926,183

Total Domestic Fixed Income Investment Companies (cost $169,450,339)		179,821,913

Domestic Money Market Investment Companies - 0.6%

VALIC Co. I Government Money Market I Fund(2) (cost $2,131,935)	2,131,935	2,131,935

International Equity Investment Companies - 12.0%

VALIC Co. I Emerging Economies Fund	913,816	8,580,734
VALIC Co. I International Equities Index Fund	1,800,428	13,305,161
VALIC Co. I International Growth Fund	122,826	1,991,006
VALIC Co. I International Value Fund	569,081	5,514,394
VALIC Co. II International Opportunities Fund	563,192	12,576,070

Total International Equity Investment Companies (cost $38,222,718)		41,967,365

International Fixed Income Investment Companies - 4.8%

VALIC Co. I International Government Bond Fund (cost $15,085,782)	1,287,658	16,932,698

Real Estate Investment Companies - 2.4%

VALIC Co. I Global Real Estate Fund (cost $8,430,579)	1,097,019	8,381,228

TOTAL INVESTMENTS (cost $322,964,700)	100.0%	349,870,818
Other assets less liabilities	0.0	2,735

NET ASSETS	100.0%	$349,873,553

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional Information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

(1)	See Note 3
(2)	The 7-day yield as of November 30, 2020 is 0.01%.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$349,870,818	$—	$—	$349,870,818

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 3.6%
Diversified Financial Services - 3.6%

American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$2,000,000	$2,066,736
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	969,760	982,652
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	900,000	922,974
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	1,337,000	1,350,861
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	2,377,000	2,550,927
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,281,666
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	2,985,000	3,436,534
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	1,050,000	1,063,405
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.14% (1 ML+1.00%) due 04/15/2034*(1)	2,500,000	2,421,816
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.21% (1 ML+1.07%) due 12/15/2037*(1)	750,000	749,525
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	600,000	611,053
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	1,030,000	1,055,406
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	1,125,000	1,152,556
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	911,572	931,759
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	840,141	868,806
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	150,000	150,465
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	250,000	301,272
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(3)	1,254,000	1,318,955
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,803,516
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	237,355
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	400,000	412,597
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	1,000,000	1,009,744
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	1,075,000	1,093,482
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	1,000,000	1,000,093
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	700,000	712,853
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	5,570,000	6,306,596
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	1,400,000	1,472,964
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	533,436	534,887
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	714,297	717,204
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,391,431
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(3)	4,520,000	4,877,133
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.04% (1 ML+0.90%) due 12/15/2033*(1)	2,950,000	2,937,586
Navient Private Education Refi Loan Trust Series 2020-FA, Class A 1.22% due 07/15/2069*	478,515	481,418
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	3,720,000	3,956,104
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	763,562	784,470
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	900,000	960,621

Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	3,000,000	3,062,135
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	129,819
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	500,000	521,522

Total Asset Backed Securities
(cost $56,496,511)		58,620,898

U.S. CORPORATE BONDS & NOTES - 32.4%
Advertising Agencies - 0.1%

Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	1,241,000	1,316,967
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	301,000	363,037

		1,680,004

Advertising Sales - 0.0%

National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	643,000	502,344

Aerospace/Defense - 0.2%

BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,207,000	2,499,079
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	11,000	11,995

		2,511,074

Aerospace/Defense-Equipment - 0.1%

Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	669,000	689,304
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	882,000	943,740

		1,633,044

Airlines - 0.2%

American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	1,115,000	1,233,190
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	1,060,000	1,210,996
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	311,000	299,701
United Airlines Holdings, Inc. Company Guar. Notes 5.00% due 02/01/2024#	401,000	389,972
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	358,648	360,922

		3,494,781

Applications Software - 0.0%

SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	495,000	530,269

Auction Houses/Art Dealers - 0.1%

Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*#	1,400,000	1,470,000

Auto-Cars/Light Trucks - 0.5%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	952,000	961,475
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	288,000	290,509
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	1,271,000	1,250,092
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	1,443,000	1,659,450
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	178,000	223,390
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	479,000	482,832
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	1,222,000	1,292,058
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	1,064,000	1,135,754

		7,295,560

Auto-Heavy Duty Trucks - 0.1%

Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	756,000	762,615
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	650,000	689,812
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	827,000	836,685

		2,289,112

Auto/Truck Parts & Equipment-Original - 0.1%

BorgWarner, Inc. Senior Notes 2.65% due 07/01/2027	993,000	1,058,877
Dana, Inc. Senior Notes 5.38% due 11/15/2027	621,000	660,589

		1,719,466

Banks-Commercial - 1.3%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	2,959,000	3,391,746
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	2,924,000	3,280,737
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	2,690,000	2,810,439
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	1,305,000	1,520,041
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,660,000	2,517,856
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	656,000	708,570
Signature Bank New York Sub. Notes 4.00% due 10/15/2030	2,987,000	3,024,835
SunTrust Bank Senior Notes 3.50% due 08/02/2022	21,000	21,438
Synovus Bank Senior Notes 2.29% due 02/10/2023	1,222,000	1,237,189
Truist Bank Sub. Notes 2.64% due 09/17/2029	661,000	692,011
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	2,097,000	2,155,226

		21,360,088

Banks-Super Regional - 0.6%

Bank of America NA Senior Notes 3.34% due 01/25/2023	730,000	754,679
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	1,145,000	1,208,422
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	1,968,000	2,143,753
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	3,769,000	4,396,754
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	519,000	669,519
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	808,000	1,153,886

		10,327,013

Batteries/Battery Systems - 0.1%

Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	735,000	750,031
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	800,000	837,000

		1,587,031

Beverages-Non-alcoholic - 0.2%

Coca-Cola Co. Senior Notes 2.50% due 03/15/2051	1,237,000	1,286,328
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	30,000	32,558
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	1,387,000	1,482,360
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	1,102,000	1,232,124

		4,033,370

Beverages-Wine/Spirits - 0.0%

Pernod Ricard International Finance LLC Company Guar. Notes 2.75% due 10/01/2050*	685,000	677,237

Brewery - 0.3%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	2,219,000	2,899,530
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,115,000	2,684,513

		5,584,043

Broadcast Services/Program - 0.2%

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	1,127,000	1,456,503
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	121,000	121,756
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	1,249,000	1,333,308

		2,911,567

Building & Construction Products-Misc. - 0.2%

Owens Corning Senior Notes 4.30% due 07/15/2047	1,806,000	2,139,042
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	685,000	687,569

		2,826,611

Building Products-Air & Heating - 0.2%

Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	565,000	603,311
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030*	675,000	719,117
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	1,748,000	1,925,513

		3,247,941

Building Products-Doors & Windows - 0.0%

Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	719,000	762,140

Building Products-Wood - 0.1%

Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	409,000	443,765
Masco Corp. Senior Notes 2.00% due 10/01/2030	1,321,000	1,340,246

		1,784,011

Cable/Satellite TV - 0.9%

Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	889,000	922,337
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	380,404
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	295,000	322,288
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	354,000	369,932
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	1,634,000	1,678,867
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,108,000	1,323,069
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	140,000	176,478
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	536,000	747,415
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	1,063,000	1,045,397
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	1,261,000	1,422,530
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	566,000	687,554
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	356,000	438,274
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	935,000	1,237,414
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	440,000	476,300
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	600,000	633,300
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,441,000	1,993,904

		13,855,463

Casino Hotels - 0.0%

Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	542,000	550,780
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	155,000	172,196

		722,976

Casino Services - 0.1%

Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,025,000	1,091,159

Cellular Telecom - 0.3%

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,355,000	1,562,784
T-Mobile USA, Inc. Senior Sec. Notes 2.25% due 11/15/2031*	1,956,000	1,984,479
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*	208,000	214,770
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	822,000	876,408

		4,638,441

Chemicals-Diversified - 0.2%

LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	753,000	806,489
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	2,031,000	2,223,877

		3,030,366

Chemicals-Specialty - 0.3%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,125,000	1,164,629
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	1,525,000	1,756,054
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	803,000	834,951
Tronox, Inc. Company Guar. Notes 6.50% due 04/15/2026*	570,000	592,076

		4,347,710

Coal - 0.1%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	992,000	977,120

Commercial Services - 0.2%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	432,000	432,000

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	460,000	490,337
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	728,000	799,890
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	1,248,000	1,335,622

		3,057,849

Commercial Services-Finance - 0.1%

MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	150,000	146,906
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. Company Guar. Notes 4.63% due 11/01/2026*	699,000	726,121

		873,027

Computer Services - 0.6%

Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	820,000	877,400
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	4,172,000	4,424,748
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	854,000	868,328
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	766,000	852,611
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	391,000	462,889
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	860,000	933,100
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	196,000	208,740
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	290,000	297,250

		8,925,066

Computers - 0.5%

Apple, Inc. Senior Notes 2.05% due 09/11/2026	995,000	1,064,641
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	875,000	906,719
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,444,000	2,076,412
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	2,794,000	2,863,316
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	1,151,000	1,474,463

		8,385,551

Computers-Integrated Systems - 0.1%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	640,000	639,194
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	299,000	328,152

		967,346

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	18,000	20,795

Containers-Metal/Glass - 0.0%

Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	430,000	439,406

Containers-Paper/Plastic - 0.1%

Sonoco Products Co Senior Notes 3.13% due 05/01/2030	1,173,000	1,299,218

Cosmetics & Toiletries - 0.1%

Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	1,365,000	1,330,875

Direct Marketing - 0.0%

Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	437,000	471,960

Distribution/Wholesale - 0.2%

H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	374,000	375,402
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	767,000	801,745
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	846,000	872,184
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	528,000	561,660

		2,610,991

Diversified Banking Institutions - 2.7%

Bank of America Corp. Senior Notes 1.49% due 05/19/2024	2,476,000	2,528,278
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	1,166,000	1,173,039
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	2,338,000	2,477,573
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	615,000	702,024
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	325,000	414,214
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	1,586,000	1,832,905
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,394,000	2,047,702
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	1,285,000	1,382,562
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	1,049,000	1,189,872
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	1,356,000	1,590,996
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	752,000	1,009,812
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	902,000	1,215,822
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	1,462,000	2,027,851
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,130,000	2,388,258
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	1,222,000	1,431,411
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,843,000	2,823,968
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	1,693,000	1,700,474
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	4,005,000	4,185,613
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	3,395,000	3,471,021
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	467,000	509,832
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	521,000	582,077
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,135,000	1,286,433
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	498,000	606,953
Morgan Stanley Senior Notes 3.62% due 04/01/2031	640,000	745,720
Morgan Stanley Senior Notes 3.63% due 01/20/2027	3,222,000	3,682,363
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	279,000	332,478

		43,339,251

Diversified Manufacturing Operations - 0.1%

General Electric Co. Senior Notes 4.25% due 05/01/2040	110,000	125,200
General Electric Co. Senior Notes 4.35% due 05/01/2050	481,000	567,263
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,090,000	1,185,950

		1,878,413

E-Commerce/Products - 0.1%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	687,000	950,856

E-Commerce/Services - 0.0%

GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	730,000	764,675

Electric Products-Misc. - 0.1%

Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	1,176,000	1,187,080

Electric-Distribution - 0.5%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.35% due 03/15/2031	1,534,000	1,520,572
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	3,879,000	4,206,654
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	875,000	920,964
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030	1,190,000	1,443,326

		8,091,516

Electric-Generation - 0.2%

Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,159,000	1,458,809
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	764,000	765,397
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	800,000	856,000
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	880,000	930,688

		4,010,894

Electric-Integrated - 2.1%

AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	557,000	686,282
AES Corp. Senior Notes 2.45% due 01/15/2031*	2,270,000	2,309,669
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	1,208,000	1,447,104
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	3,017,000	3,302,829
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	291,000	361,191
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	1,263,000	1,991,996
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,253,000	1,613,184
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	2,181,000	2,830,051
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	2,326,000	2,935,548
Exelon Corp. Senior Notes 4.70% due 04/15/2050	886,000	1,198,949
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	2,828,000	3,886,741
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	824,000	928,747
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	510,000	581,212
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	1,115,000	1,166,965
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	1,144,000	1,228,840
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	1,998,000	2,139,583
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	1,138,000	1,330,633

Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	858,000	1,113,243
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	129,000	150,054
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	460,000	470,350
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	457,000	479,713
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	1,224,000	1,348,349

		33,501,233

Electronic Components-Semiconductors - 0.2%

Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	930,000	1,080,063
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	580,000	702,137
NVIDIA Corp. Senior Notes 3.70% due 04/01/2060	1,026,000	1,322,510

		3,104,710

Electronic Measurement Instruments - 0.0%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	119,000	136,585

Electronic Parts Distribution - 0.1%

Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	746,000	815,224
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	875,000	944,058

		1,759,282

Energy-Alternate Sources - 0.1%

Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	1,492,000	1,532,050

Enterprise Software/Service - 0.2%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	747,000	793,687
Oracle Corp. Senior Notes 2.50% due 04/01/2025	2,783,000	2,984,848

		3,778,535

Entertainment Software - 0.1%

Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	968,000	933,766

Finance-Auto Loans - 0.1%

Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	134,000	137,015
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	696,000	736,020

		873,035

Finance-Commercial - 0.1%

GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	1,920,000	2,212,004

Finance-Consumer Loans - 0.4%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,212,000	1,142,310
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	438,000	477,420
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	217,000	247,923
Synchrony Financial Senior Notes 4.50% due 07/23/2025	4,817,000	5,418,755

		7,286,408

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	905,000	867,669
American Express Co. Senior Notes 3.40% due 02/22/2024	1,068,000	1,161,852
American Express Co. Senior Notes 4.20% due 11/06/2025	725,000	841,797
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	1,544,000	1,640,447
Visa, Inc. Senior Notes 0.75% due 08/15/2027	492,000	488,983

		5,000,748

Finance-Investment Banker/Broker - 0.0%

LPL Holdings, Inc. Company Guar. Notes 4.63% due 11/15/2027*	195,000	199,875
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	426,000	440,919

		640,794

Finance-Mortgage Loan/Banker - 0.1%

Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	614,000	653,910
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	853,000	897,782

Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	344,000	341,898
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	219,000	231,593

		2,125,183

Financial Guarantee Insurance - 0.0%

NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	460,000	509,271

Food-Dairy Products - 0.0%

Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(4)	250,000	235,000

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	995,000	1,103,455
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	991,000	1,180,283

		2,283,738

Food-Misc./Diversified - 0.4%

Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,051,000	1,424,380
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,125,000	1,139,062
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	346,000	390,258
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	585,000	608,400
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	750,000	771,283
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	1,557,000	1,751,583

		6,084,966

Food-Retail - 0.1%

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	520,000	548,153
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	642,000	662,143
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	522,000	563,760

		1,774,056

Food-Wholesale/Distribution - 0.3%

Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	1,149,000	1,201,053
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	444,000	586,665
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	1,156,000	1,707,826
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	514,000	797,201
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	496,000	527,518

		4,820,263

Hotels/Motels - 0.1%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	805,000	843,238
Wyndham Destinations, Inc. Senior Sec. Notes 6.63% due 07/31/2026*	210,000	235,725
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	1,039,000	1,135,107

		2,214,070

Human Resources - 0.0%

Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	598,000	625,478

Independent Power Producers - 0.1%

Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	170,000	182,311
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	257,000	270,493
NRG Energy, Inc. Senior Notes 3.38% due 02/15/2029*	303,000	309,439
NRG Energy, Inc. Senior Notes 3.63% due 02/15/2031*	769,000	796,399
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	748,000	770,440

		2,329,082

Instruments-Controls - 0.1%

Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	927,000	928,492

Insurance Brokers - 0.0%

Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	306,000	377,056
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	258,000	363,030

		740,086

Insurance-Life/Health - 0.4%

Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	464,000	479,993
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	1,541,000	1,888,278
Pacific LifeCorp Senior Notes 3.35% due 09/15/2050*	337,000	379,050
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	2,866,000	2,952,097
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	247,000	299,958
Unum Group Senior Notes 4.50% due 03/15/2025	493,000	549,093

		6,548,469

Insurance-Mutual - 0.0%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	708,000	760,450

Insurance-Reinsurance - 0.0%

Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	723,000	791,085

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	820,768

Internet Content-Entertainment - 0.1%

Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	1,210,000	1,400,575

Internet Telephone - 0.0%

Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*	430,000	434,773
Cablevision Lightpath LLC Senior Notes 5.63% due 09/15/2028*	211,000	221,223

		655,996

Investment Management/Advisor Services - 0.1%

AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	755,000	758,775
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	1,216,000	1,257,978

		2,016,753

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	1,854,000	1,866,899
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027	1,389,000	1,402,302

		3,269,201

Machinery-Electrical - 0.1%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	1,599,000	1,709,320

Machinery-Farming - 0.4%

CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026	1,262,000	1,292,293
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	1,430,000	1,558,273
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	2,253,000	2,334,055
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	654,000	716,239

		5,900,860

Medical Labs & Testing Services - 0.0%

Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	446,000	469,415

Medical-Biomedical/Gene - 0.4%

Amgen, Inc. Senior Notes 3.15% due 02/21/2040	3,882,000	4,205,051
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	1,382,000	1,359,912
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	774,000	756,650

		6,321,613

Medical-Drugs - 0.4%

AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	1,101,000	1,336,941
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	1,331,000	1,681,559
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	1,640,000	1,642,156
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044	786,000	1,071,943
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	998,000	1,071,764

		6,804,363

Medical-Generic Drugs - 0.2%

Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	1,147,000	1,360,837
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	828,000	894,240
Upjohn, Inc. Company Guar. Notes 4.00% due 06/22/2050*	762,000	869,457

		3,124,534

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	1,518,000	1,561,363
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060	762,000	882,795
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	719,000	819,000

		3,263,158

Medical-Hospitals - 0.2%

Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	174,000	183,353
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	492,000	523,365
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	538,000	556,891
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	297,000	332,500
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	760,000	763,800
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	475,000	483,313
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	1,109,000	1,127,021

		3,970,243

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	1,648,000	1,919,266

Metal-Copper - 0.1%

Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	367,000	388,103
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	573,000	623,040
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	527,000	587,800

		1,598,943

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#	584,000	581,080
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	509,000	549,084

		1,130,164

Multimedia - 0.2%

E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,305,000	1,308,263
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	1,657,000	1,696,949

		3,005,212

Non-Hazardous Waste Disposal - 0.1%

Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	903,000	961,695

Non-Profit Charity - 0.1%

Ford Foundation Notes 2.82% due 06/01/2070	1,008,000	1,062,401

Oil Companies-Exploration & Production - 1.2%

Apache Corp. Senior Notes 4.38% due 10/15/2028	722,000	736,440
Apache Corp. Senior Notes 4.63% due 11/15/2025	104,000	108,129
Apache Corp. Senior Notes 4.88% due 11/15/2027	541,000	565,074

Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,183,000	414,050
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	200,000	199,500
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	297,000	318,532
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	936,000	979,486
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	481,000	512,371
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	1,259,000	1,728,654
Hess Corp. Senior Notes 6.00% due 01/15/2040	1,924,000	2,339,578
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,691,000	1,648,725
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	1,708,000	2,021,869
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	787,000	932,764
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	688,000	865,222
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	1,081,000	1,498,387
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	585,000	590,733
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	902,000	919,589
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	504,000	529,830
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	1,097,000	1,079,048
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	535,000	557,309
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028	340,000	374,425

		18,919,715

Oil Companies-Integrated - 0.6%

BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	1,878,000	1,872,777
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	3,348,000	3,760,374
Chevron Corp. Senior Notes 1.55% due 05/11/2025	2,319,000	2,408,178
Chevron Corp. Senior Notes 2.36% due 12/05/2022	892,000	925,068
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	820,000	821,024

		9,787,421

Oil Field Machinery & Equipment - 0.0%

Hi Crush, Inc. Company Guar. Notes 9.50% due 08/01/2026*†(5)(6)	1,387,000	36,409

Oil Refining & Marketing - 0.2%

PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	1,133,000	594,825
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	1,163,000	1,156,737
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 4.50% due 05/15/2029*	258,000	266,068
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	855,000	851,254

		2,868,884

Oil-Field Services - 0.3%

Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	722,000	721,278
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	769,000	798,953
Halliburton Co. Senior Notes 2.92% due 03/01/2030	1,150,000	1,182,238
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	1,163,000	354,831
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	1,120,000	1,257,074
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	625,000	646,687

		4,961,061

Paper & Related Products - 0.5%

Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	1,010,000	1,051,663
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,001,000	2,388,081
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	2,112,000	2,112,968
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,812,000	1,950,390

		7,503,102

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	840,000	888,719

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 2.70% due 08/21/2040	526,000	530,846
CVS Health Corp. Senior Notes 4.25% due 04/01/2050	627,000	786,787
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	2,041,000	2,589,639
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	660,000	890,301

		4,797,573

Pipelines - 1.9%

Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	445,000	443,887
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	607,000	607,000
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	1,352,000	1,480,917
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	361,000	376,169
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	262,000	268,878
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	644,000	668,031
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	465,000	520,745
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	482,000	521,765
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	218,000	226,720
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	825,000	812,871
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	1,228,000	1,279,060
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	638,000	735,019
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	803,000	909,179
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	154,000	112,998
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	1,254,000	1,363,841
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	941,000	1,100,404
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,312,000	1,233,280
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	475,000	437,000
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	1,875,000	1,889,875
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	1,041,000	1,071,009
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,043,000	1,079,505
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	1,052,000	1,035,799
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	1,179,000	1,411,793
MPLX LP Senior Notes 2.65% due 08/15/2030	938,000	949,759
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	914,000	950,927
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	379,000	398,898

NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	569,000	617,365
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	683,000	822,722
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	626,000	631,940
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	486,000	630,244
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	539,000	505,984
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	851,000	997,261
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	762,000	810,577
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	1,640,000	1,861,342
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	1,606,000	2,021,083

		30,783,847

Poultry - 0.1%

Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	820,000	881,500

Protection/Safety - 0.1%

Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	552,000	585,120
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,353,000	1,468,005
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	245,000	256,559

		2,309,684

Real Estate Investment Trusts - 1.3%

American Tower Corp. Senior Notes 3.10% due 06/15/2050	1,100,000	1,143,394
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	1,636,000	1,720,251
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	900,000	933,768
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	710,000	722,425
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	195,000	199,631
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	1,608,000	1,616,805
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.75% due 09/15/2030*	258,000	263,805
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	376,000	391,040
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	328,000	350,140
Host Hotels & Resorts LP Senior Notes 3.38% due 12/15/2029	1,315,000	1,322,554
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	1,155,000	1,186,034
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	1,428,000	1,319,115
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	764,000	851,539
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	381,000	387,214
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	587,000	621,522
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	1,031,000	1,036,645
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	925,000	974,719

Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	1,353,000	1,354,018
Rexford Industrial Realty LP Company Guar. Notes 2.13% due 12/01/2030	542,000	544,410
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	793,000	874,969
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	78,000	81,336
Simon Property Group LP Senior Notes 3.25% due 09/13/2049	994,000	973,699
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	945,000	970,090
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	168,000	169,680
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	652,000	667,512

		20,676,315

Real Estate Management/Services - 0.1%

Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	792,000	858,330
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	739,000	801,927

		1,660,257

Recycling - 0.0%

Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	693,000	732,861

Rental Auto/Equipment - 0.1%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,321,000	914,792
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	778,000	772,165

		1,686,957

Research & Development - 0.1%

Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	170,000	177,650
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	627,000	669,736

		847,386

Resorts/Theme Parks - 0.1%

SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*#	735,000	786,450
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*#	825,000	829,125
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	81,000	87,810

		1,703,385

Retail-Apparel/Shoe - 0.1%

Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	1,524,000	1,530,035

Retail-Appliances - 0.0%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	724,000	702,280

Retail-Auto Parts - 0.2%

Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	860,000	867,940
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	1,158,000	1,330,863
Genuine Parts Co. Senior Notes 1.88% due 11/01/2030	1,040,000	1,032,861

		3,231,664

Retail-Automobile - 0.1%

AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	777,000	934,801

Retail-Building Products - 0.1%

Lowe’s Cos., Inc. Senior Notes 3.00% due 10/15/2050	839,000	901,056

Retail-Pawn Shops - 0.0%

FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	690,000	708,975

Retail-Petroleum Products - 0.0%

Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	675,000	717,187

Retail-Regional Department Stores - 0.1%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	1,584,000	1,551,773
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	569,000	714,614

		2,266,387

Retail-Restaurants - 0.4%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	521,000	534,822
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	855,000	887,063
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	1,187,000	1,160,292
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	693,000	813,329
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	733,000	943,527
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,156,000	1,496,866

		5,835,899

Satellite Telecom - 0.1%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,430,000	1,590,875

Savings & Loans/Thrifts - 0.3%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,597,000	1,707,480
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	2,318,000	2,405,847

		4,113,327

Security Services - 0.1%

Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	575,000	605,734
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	448,000	478,777

		1,084,511

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*	1,036,000	1,229,324

Software Tools - 0.0%

VMware, Inc. Senior Notes 4.70% due 05/15/2030	599,000	730,916

Steel-Producers - 0.1%

Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	480,000	499,200
Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	1,353,000	1,380,683

		1,879,883

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc. Senior Notes 5.45% due 11/15/2079	2,346,000	3,224,026

Telephone-Integrated - 1.2%

AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	377,000	386,415
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,610,000	5,585,527
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	651,000	807,276
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	914,000	1,110,937
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	1,901,000	2,384,755
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	688,000	719,820
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	579,000	648,480
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	858,000	870,870
Verizon Communications, Inc. Senior Notes 1.50% due 09/18/2030	2,114,000	2,085,704
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	2,387,000	2,528,415
Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060	1,188,000	1,251,695
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	624,000	784,013
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	371,000	468,983
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	547,000	575,933

		20,208,823

Television - 0.4%

Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	460,000	524,400
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	810,000	939,600
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	4,415,000	5,132,437

		6,596,437

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	1,004,000	1,133,687

Transport-Air Freight - 0.1%

Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	925,000	958,531

Transport-Equipment & Leasing - 0.2%

GATX Corp. Senior Notes 4.00% due 06/30/2030#	866,000	1,015,070
GATX Corp. Senior Notes 4.35% due 02/15/2024	1,663,000	1,830,612

		2,845,682

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	844,000	909,034

Transport-Rail - 0.2%

Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	907,000	976,802
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	543,000	678,963
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	1,107,000	1,419,897

		3,075,662

Transport-Services - 0.2%

FedEx Corp. Pass Through Trust Pass - Through Certs. Series 2020-1, Class AA 1.88% due 08/20/2035	1,682,000	1,720,553
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	877,000	990,653

		2,711,206

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	239,000	259,117
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	1,689,000	1,867,046
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	795,000	914,157

		3,040,320

Vitamins & Nutrition Products - 0.1%

HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	827,000	870,417

Water - 0.1%

American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050	538,000	640,635
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	693,000	774,384

		1,415,019

Total U.S. Corporate Bonds & Notes (cost $488,827,598)		523,919,069

FOREIGN CORPORATE BONDS & NOTES - 10.2%
Aerospace/Defense - 0.1%

BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	1,045,000	1,181,218

Agricultural Chemicals - 0.2%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	697,000	684,077
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050	668,000	802,202
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	853,000	887,120
Yara International ASA Senior Notes 3.15% due 06/04/2030*	535,000	578,800

		2,952,199

Airlines - 0.0%

Delta Air Lines/Skymiles Senior Sec. Notes 4.50% due 10/20/2025*	265,460	280,230
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*	198,000	213,042

		493,272

Auto-Cars/Light Trucks - 0.1%

Nissan Motor Co., Ltd. Senior Notes 3.04% due 09/15/2023*	940,000	977,401

Banks-Commercial - 1.4%

Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*	828,000	869,898
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*	320,000	324,003
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	1,081,000	1,222,395
Bank of Montreal Senior Notes 2.05% due 11/01/2022	3,116,000	3,215,799
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	714,000	726,843
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025	818,000	823,615
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	2,710,000	2,716,477
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	968,000	1,034,432
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,302,000	1,404,945
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	1,074,000	1,106,844
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	500,000	515,250
ING Groep NV Senior Notes 1.40% due 07/01/2026*	2,601,000	2,637,031
ING Groep NV Senior Notes 4.63% due 01/06/2026*	563,000	661,365
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	1,709,000	1,762,684
Philippine National Bank Senior Notes 3.28% due 09/27/2024	500,000	526,471
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	1,042,000	1,177,144
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*	1,247,000	1,265,993

		21,991,189

Banks-Special Purpose - 0.3%

BNG Bank NV Senior Notes 0.50% due 11/24/2025*	738,000	737,786
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	3,448,000	3,481,515

		4,219,301

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	1,581,000	1,596,541

Beverages-Wine/Spirits - 0.1%

Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032	1,166,000	1,233,478

Building-Residential/Commercial - 0.1%

Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	185,000	193,788
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	696,000	736,020

		929,808

Cable/Satellite TV - 0.1%

Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	1,097,000	1,124,425

Casino Hotels - 0.1%

Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	880,000	882,200

Cellular Telecom - 0.3%

Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	237,038
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	1,024,000	1,136,640
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	784,000	823,200
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	590,000	630,683
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	965,000	1,263,906
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	733,000	1,003,422

		5,094,889

Chemicals-Diversified - 0.2%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	1,005,713
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	1,619,000	1,635,676
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	200,000	202,060

		2,843,449

Chemicals-Other - 0.0%

MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*	600,000	665,532

Chemicals-Specialty - 0.0%

Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029	665,000	680,573

Computer Software - 0.0%

Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	620,000	648,675

Containers-Metal/Glass - 0.1%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	490,000	510,997
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	825,000	893,062

		1,404,059

Containers-Paper/Plastic - 0.2%

Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	856,000	900,940
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	1,053,000	1,116,180
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*	1,620,000	2,029,082

		4,046,202

Cruise Lines - 0.2%

Carnival Corp. Senior Notes 7.63% due 03/01/2026*	177,000	186,735
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	1,270,000	1,134,428
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	885,000	907,678
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*	115,000	135,125
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	900,000	873,000

		3,236,966

Diversified Banking Institutions - 2.2%

Banco Santander SA Senior Notes 2.71% due 06/27/2024	1,400,000	1,490,480
Barclays PLC Sub. Notes 3.56% due 09/23/2035	1,133,000	1,182,512
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	2,341,000	2,541,399
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	2,097,000	2,328,383
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	1,134,000	1,170,804
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	1,066,000	1,109,487
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*	1,488,000	1,751,520
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	1,151,000	1,174,703
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	1,818,000	1,833,332
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	1,310,000	1,483,227
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	1,683,000	1,772,342
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	2,628,000	2,773,497
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	2,128,000	2,146,492
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	1,516,000	1,574,884
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	2,318,000	2,402,598

Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	531,000	583,912
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	622,000	676,861
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	616,000	641,488
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	269,000	307,660
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	1,971,000	2,005,069
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	2,866,000	3,139,423
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	1,048,000	1,108,055

		35,198,128

Diversified Financial Services - 0.3%

Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	924,000	977,130
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	3,013,000	3,473,436

		4,450,566

Diversified Manufacturing Operations - 0.1%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	1,086,000	1,204,427

Diversified Minerals - 0.3%

Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	1,335,000	1,369,368
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	556,000	609,548
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	2,423,000	3,015,766

		4,994,682

Electric-Distribution - 0.0%

Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	400,000	417,004
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	250,000	243,250

		660,254

Electric-Generation - 0.2%

Electricite de France SA Senior Notes 5.00% due 09/21/2048*	999,000	1,337,432
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039	469,500	549,198
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	400,000	426,000
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	300,000	317,250
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	300,000	315,814

		2,945,694

Electric-Integrated - 0.2%

Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	645,000	686,125
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	1,216,000	1,632,037
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	936,000	1,009,485

		3,327,647

Energy-Alternate Sources - 0.1%

ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024	400,000	423,201
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	400,000	413,600

		836,801

Finance-Consumer Loans - 0.1%

goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	788,000	818,535

Finance-Leasing Companies - 0.0%

BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*	465,000	460,695

Food-Meat Products - 0.0%

BRF SA Senior Notes 4.88% due 01/24/2030*	400,000	426,400

Gold Mining - 0.1%

AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	1,051,000	1,117,130

Independent Power Producers - 0.0%

Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	300,000	331,500

Industrial Gases - 0.0%

Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023#	400,000	411,043

Insurance-Life/Health - 0.2%

Athene Holding, Ltd. Senior Notes 3.50% due 01/15/2031	1,271,000	1,345,118
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	1,327,000	1,455,949

		2,801,067

Insurance-Property/Casualty - 0.1%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	2,232,000	2,478,689

Investment Companies - 0.1%

Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	900,000	992,628
JAB Holdings BV Company Guar. Notes 2.20% due 11/23/2030*	827,000	829,849
MDGH - GMTN BV Company Guar. Notes 3.70% due 11/07/2049	400,000	457,000

		2,279,477

Medical-Drugs - 0.3%

AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	485,000	458,684
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*	227,000	228,691
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	932,000	736,280
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	2,516,000	2,810,800
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	1,295,000	1,387,101

		5,621,556

Metal-Aluminum - 0.0%

Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	400,000	498,413

Metal-Copper - 0.0%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	718,000	733,760

Metal-Diversified - 0.0%

Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022	400,000	406,172

Metal-Iron - 0.1%

Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	824,000	909,737

Motion Pictures & Services - 0.1%

Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	815,000	827,225

Multimedia - 0.0%

Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	400,000	416,204

Oil Companies-Exploration & Production - 0.2%

Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	859,000	886,340
CNOOC Finance, Ltd. Company Guar. Notes 2.88% due 09/30/2029	400,000	417,359
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,158,000	1,181,160
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	775,000	759,500

		3,244,359

Oil Companies-Integrated - 0.4%

Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	1,103,000	1,176,190
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	400,000	506,600
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	687,000	718,375
Equinor ASA Company Guar. Bonds 3.25% due 11/18/2049	97,000	107,455
Petro-Canada Senior Notes 5.95% due 05/15/2035	556,000	699,765

Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031	400,000	452,920
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	400,000	335,000
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027	400,000	403,000
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	400,000	368,320
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	400,000	344,000
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	546,000	626,288

		5,737,913

Paper & Related Products - 0.1%

Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	1,599,000	1,685,346

Real Estate Investment Trusts - 0.0%

Trust Fibro Uno Senior Notes 6.39% due 01/15/2050	400,000	441,600

Retail-Petroleum Products - 0.1%

eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	980,000	1,014,300

Satellite Telecom - 0.1%

Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	935,000	968,940
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	428,000	435,490
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,045,000	1,076,350

		2,480,780

Security Services - 0.1%

Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	283,000	283,707
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	690,000	769,350

		1,053,057

Semiconductor Components-Integrated Circuits - 0.1%

TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*	1,737,000	1,727,369

Steel-Producers - 0.0%

Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022	400,000	404,000

SupraNational Banks - 0.7%

African Development Bank Senior Notes 0.75% due 04/03/2023	1,881,000	1,903,147
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	2,207,000	2,287,644
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	2,604,000	2,607,687
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	1,232,000	1,390,472
International Finance Corp. Senior Notes 0.50% due 03/20/2023#	2,622,000	2,636,741

		10,825,691

Telecom Services - 0.1%

Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	1,175,000	1,192,566

Telephone-Integrated - 0.2%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	923,000	1,262,840
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	1,365,000	1,639,032
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	250,000	318,730

		3,220,602

Transport-Rail - 0.0%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	306,000	493,970

Transport-Services - 0.0%

Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*	580,000	626,684

Vitamins & Nutrition Products - 0.0%

Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	352,000	386,320

Warehousing & Harbor Transportation Services - 0.0%

DP World PLC Senior Notes 4.70% due 09/30/2049	500,000	552,500

Total Foreign Corporate Bonds & Notes (cost $156,336,500)		165,444,236

FOREIGN GOVERNMENT OBLIGATIONS - 4.1%
Banks-Special Purpose - 0.1%

Korea Development Bank Senior Notes 0.50% due 10/27/2023	1,289,000	1,291,013

Sovereign - 4.0%

Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	2,200,000	2,313,828
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*	1,900,000	2,110,805
Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030*	3,650,000	4,129,245
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050	1,300,000	1,378,000
Government of Romania Senior Notes 3.00% due 02/14/2031*	1,200,000	1,282,200
Government of Romania Senior Notes 4.00% due 02/14/2051*	1,600,000	1,748,000
Government of Ukraine Senior Notes 7.25% due 03/15/2033*	1,620,000	1,718,820
Government of Ukraine Senior Notes 7.75% due 09/01/2023	1,000,000	1,084,286
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030	2,200,000	2,417,250
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*	2,000,000	2,545,000
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031	413,603	499,430
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	1,210,000	1,642,575
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036	500,000	793,130
People’s Republic of China Senior Bonds 2.25% due 10/21/2050*	2,200,000	2,196,678
Republic of Belarus Senior Notes 6.88% due 02/28/2023	2,300,000	2,365,734
Republic of Colombia Senior Notes 3.13% due 04/15/2031	2,700,000	2,833,650
Republic of El Salvador Senior Notes 9.50% due 07/15/2052*	2,965,000	2,807,855
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030	2,000,000	2,586,140
Republic of Indonesia Senior Notes 7.75% due 01/17/2038	1,000,000	1,583,715
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	800,000	1,311,122
Republic of Italy Senior Notes 4.00% due 10/17/2049	729,000	815,533
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	664,000	665,009
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	500,000	550,000
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	1,000,000	1,126,370
Republic of Kenya Senior Notes 6.88% due 06/24/2024	1,150,000	1,242,782
Republic of Kenya Senior Notes 7.00% due 05/22/2027	800,000	867,302
Republic of Panama Senior Notes 2.25% due 09/29/2032	2,000,000	2,028,000
Republic of the Philippines Senior Notes 3.70% due 03/01/2041	1,200,000	1,397,450
Republic of Turkey Senior Notes 6.25% due 09/26/2022	2,300,000	2,369,966
Republic of Turkey Senior Notes 6.63% due 02/17/2045	1,000,000	993,890
Russian Federation Senior Notes 4.38% due 03/21/2029	1,200,000	1,388,993
State of Qatar Senior Notes 3.75% due 04/16/2030*	1,800,000	2,109,330

State of Qatar Senior Notes 4.82% due 03/14/2049	2,500,000	3,459,375
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*#	1,700,000	1,767,490
United Mexican States Senior Notes 2.66% due 05/24/2031	880,000	880,783
United Mexican States Senior Notes 4.50% due 04/22/2029	1,303,000	1,503,024
United Mexican States Senior Bonds 4.75% due 03/08/2044	788,000	907,193
United Mexican States Senior Notes 5.00% due 04/27/2051	800,000	964,080

		64,384,033

Total Foreign Government Obligations (cost $63,371,314)		65,675,046

U.S. GOVERNMENT AGENCIES - 39.3%
Federal Home Loan Bank - 0.3%

2.13% due 09/14/2029	4,765,000	5,251,918

Federal Home Loan Mtg. Corp. - 7.9%

2.50% due 01/01/2028	367,568	385,657
2.50% due 04/01/2028	790,352	832,978
2.50% due 03/01/2031	509,543	531,299
2.50% due 10/01/2032	2,589,184	2,698,330
3.00% due 08/01/2027	180,737	189,905
3.00% due 10/01/2042	1,066,991	1,162,639
3.00% due 11/01/2042	820,828	872,692
3.00% due 02/01/2043	1,008,834	1,083,998
3.00% due 04/01/2043	1,193,659	1,296,025
3.00% due 05/01/2043	485,123	528,617
3.00% due 08/01/2043	4,085,249	4,350,540
3.00% due 10/01/2045	3,614,934	3,795,260
3.00% due 01/01/2050	8,744,610	9,141,590
3.50% due 01/01/2032	2,926,807	3,134,993
3.50% due 03/01/2042	2,574,003	2,786,908
3.50% due 04/01/2042	1,128,987	1,224,238
3.50% due 08/01/2042	977,063	1,066,936
3.50% due 09/01/2043	834,234	910,837
3.50% due 03/01/2045	674,767	721,425
3.50% due 07/01/2045	4,957,533	5,342,333
3.50% due 08/01/2045	1,449,404	1,575,717
3.50% due 11/01/2045	2,357,554	2,520,256
3.50% due 01/01/2046	1,476,464	1,587,761
3.50% due 03/01/2046	1,364,212	1,456,919
3.50% due 11/01/2047	7,158,849	7,583,703
3.50% due 01/01/2048	11,856,362	12,621,318
3.50% due 03/01/2048	6,758,218	7,332,256
3.50% due 08/01/2049	7,766,187	8,270,379
3.50% due 04/01/2050	8,230,533	8,679,039
4.00% due 03/01/2023	594	630
4.00% due 09/01/2040	790,289	864,056
4.00% due 07/01/2044	55,013	59,811
4.00% due 10/01/2045	1,774,633	1,923,886
4.00% due 01/01/2046	446,140	491,170
4.00% due 07/01/2049	4,346,223	4,716,046
4.00% due 01/01/2050	1,250,723	1,334,074
4.50% due 12/01/2039	398,217	444,354
4.50% due 07/01/2044	1,023,967	1,151,541
4.50% due 07/01/2045	9,126,758	10,236,081
4.50% due 05/01/2048	2,691,566	2,928,422
5.00% due 10/01/2033	771	877
5.00% due 07/01/2040	416,446	484,147
5.00% due 11/01/2043	2,071,491	2,404,663
5.50% due 11/01/2032	5,138	5,925
5.50% due 07/01/2034	19,203	22,479
5.50% due 02/01/2035	20,738	23,175
5.50% due 07/01/2035	681	809
5.50% due 01/01/2036	132,073	156,377
5.50% due 05/01/2037	20,526	24,212
6.00% due 07/01/2035	69,683	78,551
6.00% due 03/01/2040	105,290	125,059
6.50% due 02/01/2036	8,975	10,469
6.50% due 09/01/2036	159	178
6.50% due 05/01/2037	27,083	31,676
Federal Home Loan Mtg. Corp. FRS
2.36% (6 ML+1.49%) due 02/01/2037	72,536	75,023
3.38% (12 ML+1.88%) due 11/01/2037	754,099	797,195
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	2,212,469	2,278,783
Series 4800, Class KG 3.50% due 11/15/2045(2)	2,475,598	2,529,835
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 6.66% (6.80%-1 ML) due 09/15/2039(2)(7)(8)	485,924	80,515
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-HQ2, Class M2 2.35% (1 ML+2.20%) due 09/25/2024(2)	146,049	146,049

		127,110,616

Federal National Mtg. Assoc. - 21.7%

2.00% due 07/01/2035	6,691,751	6,968,423
2.00% due 12/01/2050	7,980,343	8,289,311
2.50% due 02/01/2028	750,711	789,362
2.50% due 04/01/2028	224,193	236,211
2.50% due 07/01/2031	1,950,331	2,030,444
2.50% due 08/01/2031	10,663,352	11,112,147
2.50% due 01/01/2032	1,708,373	1,780,227
2.50% due 04/01/2035	6,419,818	6,673,785
2.50% due 05/01/2050	7,656,047	8,105,330
2.50% due 06/01/2050	14,064,904	14,753,555
2.50% due 07/01/2050	6,784,881	7,233,311
3.00% due 10/01/2027	103,943	108,965
3.00% due 01/01/2028	971,503	1,019,049

3.00% due 10/01/2030	1,540,225	1,614,165
3.00% due 10/01/2032	4,641,180	4,860,044
3.00% due 02/01/2033	14,185,911	14,860,692
3.00% due 07/01/2034	1,045,623	1,094,234
3.00% due 11/01/2039	6,034,201	6,303,194
3.00% due 03/01/2042	1,834,913	1,945,492
3.00% due 12/01/2042	1,688,746	1,813,413
3.00% due 02/01/2043	3,952,672	4,201,802
3.00% due 05/01/2043	2,030,272	2,152,924
3.00% due 05/01/2046	2,225,742	2,334,980
3.00% due 08/01/2046	5,465,310	5,843,712
3.00% due 09/01/2046	1,066,441	1,118,174
3.00% due 04/01/2047	2,611,865	2,740,883
3.00% due 09/01/2048	4,691,288	4,912,421
3.00% due 11/01/2048	12,586,508	13,161,624
3.00% due 06/01/2049	4,080,178	4,363,021
3.00% due 03/01/2050	5,306,105	5,603,880
3.50% due 08/01/2026	543,609	575,448
3.50% due 09/01/2026	553,723	586,349
3.50% due 08/01/2027	54,846	58,052
3.50% due 10/01/2028	1,303,433	1,398,100
3.50% due 03/01/2033	950,142	1,008,340
3.50% due 12/01/2041	328,892	358,960
3.50% due 03/01/2042	445,509	483,416
3.50% due 08/01/2042	2,775,933	3,019,334
3.50% due 09/01/2042	321,564	347,896
3.50% due 02/01/2043	2,041,709	2,266,181
3.50% due 07/01/2045	995,515	1,063,647
3.50% due 08/01/2045	1,347,684	1,451,472
3.50% due 09/01/2045	252,157	268,495
3.50% due 10/01/2045	2,095,106	2,292,762
3.50% due 11/01/2045	3,269,220	3,480,315
3.50% due 12/01/2045	6,889,160	7,354,237
3.50% due 02/01/2046	1,133,223	1,209,671
3.50% due 03/01/2046	5,283,840	5,622,806
3.50% due 07/01/2046	3,949,344	4,292,729
3.50% due 01/01/2047	3,377,987	3,590,326
3.50% due 12/01/2047	17,316,176	18,448,388
3.50% due 04/01/2048	7,479,471	8,066,164
4.00% due 11/01/2025	36,498	38,726
4.00% due 03/01/2039	2,603,300	2,792,275
4.00% due 09/01/2040	68,251	74,566
4.00% due 10/01/2040	136,768	149,504
4.00% due 12/01/2040	1,100,425	1,209,611
4.00% due 10/01/2041	715,263	779,066
4.00% due 11/01/2041	694,515	757,604
4.00% due 01/01/2043	1,468,355	1,616,362
4.00% due 02/01/2045	2,295,181	2,518,867
4.00% due 02/01/2046	1,530,497	1,660,319
4.00% due 06/01/2046	421,130	456,876
4.00% due 01/01/2047	2,584,617	2,786,661
4.00% due 05/01/2047	2,128,306	2,286,892
4.00% due 06/01/2047	3,215,359	3,520,916
4.00% due 07/01/2047	10,009,417	10,758,679
4.00% due 08/01/2047	3,464,743	3,719,591
4.00% due 06/01/2048	6,881,171	7,436,349
4.00% due 09/01/2048	5,672,776	6,069,012
4.00% due 12/01/2048	2,059,812	2,197,159
4.00% due 01/01/2049	6,089,953	6,497,903
4.00% due 03/01/2049	3,078,163	3,282,641
4.00% due 03/01/2050	8,255,082	8,802,726
4.50% due 10/01/2024	176,325	187,619
4.50% due 03/01/2025	252,218	268,391
4.50% due 02/01/2040	715,400	811,166
4.50% due 05/01/2040	226,617	255,736
4.50% due 08/01/2045	5,534,114	6,248,969
4.50% due 06/01/2048	6,401,400	6,959,472
4.50% due 10/01/2048	5,192,324	5,633,406
4.50% due 11/01/2048	4,894,027	5,362,533
4.50% due 12/01/2048	9,145,855	9,918,587
4.50% due 10/01/2049	5,448,492	5,913,285
5.00% due 06/01/2022	7,931	8,378
5.00% due 10/01/2024	89,331	94,483
5.00% due 09/01/2033	359,726	414,623
5.00% due 04/01/2040	272,329	302,250
5.00% due 05/01/2040	425,384	485,897
5.00% due 06/01/2040	1,641,418	1,899,439
5.00% due 07/01/2040	211,709	239,988
5.00% due 02/01/2045	1,084,689	1,249,898
5.50% due 12/01/2029	88,688	99,237
5.50% due 12/01/2033	20,393	24,038
5.50% due 07/01/2037	18,796	22,085
5.50% due 08/01/2037	1,094,409	1,292,829
5.50% due 06/01/2038	104,172	122,892
5.50% due 09/01/2039	349,431	411,521
6.00% due 08/01/2034	16,204	19,461
6.00% due 11/01/2035	15,060	16,889
6.00% due 06/01/2036	35,433	42,524
6.00% due 12/01/2036	66,396	79,189
6.00% due 07/01/2038	322,156	380,409
6.00% due 09/01/2038	171,596	204,916
6.00% due 11/01/2038	101,103	119,303
Federal National Mtg. Assoc. FRS
1.90% (6 ML+1.54%) due 09/01/2035	658,510	683,414
2.33% (12 ML+1.83%) due 10/01/2040	288,886	301,465
2.33% (12 ML+1.82%) due 10/01/2040	152,149	158,801
2.82% (12 ML+1.57%) due 05/01/2037	130,057	135,494
3.01% (12 ML+1.91%) due 08/01/2035	438,155	461,230
3.07% (1 Yr USTYCR+2.26%) due 11/01/2036	245,330	258,362
3.09% (12 ML+1.77%) due 05/01/2040	647,752	676,105
3.11% (1 Yr USTYCR+2.22%) due 10/01/2035	516,835	544,171
3.17% (12 ML+1.67%) due 07/01/2039	529,926	553,328
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	3,582,312	3,852,593
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	3,581,416	3,821,173
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	4,767,308	5,036,560

		350,252,277

Government National Mtg. Assoc. - 5.7%

2.50% due 05/20/2050	8,748,652	9,224,476
2.50% due 06/20/2050	15,657,447	16,513,891
3.00% due 02/20/2045	3,326,117	3,539,731
3.00% due 05/20/2045	814,578	869,082
3.00% due 07/20/2045	213,809	227,335
3.00% due 11/20/2045	1,839,695	1,956,395
3.00% due 12/20/2045	1,446,436	1,537,958
3.00% due 01/20/2046	7,938,736	8,439,490
3.00% due 05/20/2046	8,889,433	9,450,993
3.00% due 09/20/2047	6,418,746	6,793,612
3.00% due 05/20/2050	13,590,551	14,248,455
3.50% due 03/20/2045	704,367	755,540
3.50% due 07/20/2045	356,578	382,569
3.50% due 03/20/2047	2,163,721	2,328,277
4.00% due 03/20/2044	473,017	518,754
4.00% due 07/20/2045	1,298,659	1,420,687
4.00% due 05/20/2048	3,477,980	3,748,415
4.00% due 03/20/2049	3,926,083	4,183,234
4.50% due 05/15/2039	432,663	497,001
4.50% due 04/20/2047	2,642,321	2,892,305
5.00% due 05/15/2034	110,161	125,593
5.00% due 01/15/2040	494,909	571,698
5.50% due 12/15/2039	493,767	559,991
6.00% due 10/15/2039	126,931	142,905
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,700,000	1,763,658

		92,692,045

Uniform Mtg. Backed Securities - 3.7%

2.00% due December 15 TBA	8,000,000	8,329,375
2.00% due December 30 TBA	21,800,000	22,641,462
2.50% due December 30 TBA	22,000,000	23,051,994
3.00% due December 30 TBA	6,000,000	6,267,890

		60,290,721

Total U.S. Government Agencies (cost $618,848,531)		635,597,577

U.S. GOVERNMENT TREASURIES - 5.8%
United States Treasury Bonds - 4.3%

1.25% due 05/15/2050	3,079,400	2,841,228
2.38% due 11/15/2049	21,081,000	25,152,268
2.50% due 02/15/2045	1,139,000	1,376,900
2.50% due 05/15/2046	1,366,000	1,655,368
2.75% due 08/15/2047#	1,246,000	1,584,902
3.00% due 05/15/2045	570,000	749,572
3.00% due 05/15/2047	6,851,000	9,096,041
3.13% due 11/15/2041	781,000	1,035,771
3.38% due 11/15/2048	13,798,000	19,670,774
3.75% due 08/15/2041#	35,000	50,416
3.88% due 08/15/2040	134,000	194,740
4.25% due 11/15/2040	683,000	1,040,908
4.38% due 05/15/2040	2,865,000	4,412,995
4.38% due 05/15/2041	433,000	672,926
4.63% due 02/15/2040	65,000	102,758
5.25% due 11/15/2028	359,000	486,599

		70,124,166

United States Treasury Notes - 1.5%

1.38% due 10/15/2022	7,000,000	7,159,961
1.38% due 01/31/2025	1,000,000	1,044,766
1.63% due 08/15/2029	9,200,000	9,883,531
1.75% due 11/15/2029#	5,069,000	5,504,815

		23,593,073

Total U.S. Government Treasuries (cost $80,386,454)		93,717,239

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(9)(10) (cost $1)	79	68,370

PREFERRED SECURITIES - 0.0%
Electric-Distribution - 0.0%

Entergy Louisiana LLC
4.70%#	22,600	567,938

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%†#	5,600	56,560

Total Preferred Securities (cost $651,353)		624,498

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.3%
Banks-Money Center - 0.1%

BBVA Bancomer SA 5.13% due 01/18/2033*	$1,302,000	1,363,845

Banks-Super Regional - 0.0%

Wells Fargo & Co. 5.95% due 12/01/2086	363,000	484,411

Building & Construction-Misc. - 0.0%

China Minmetals Corp. 3.75% due 11/13/2022(4)	400,000	406,200

Diversified Banking Institutions - 0.2%

JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(4)	1,441,000	1,552,677
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(4)	425,000	492,201
Societe Generale SA 7.88% due 12/18/2023*(4)	793,000	876,186

		2,921,064

Electric-Distribution - 0.0%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	621,000	653,975

Electric-Integrated - 0.1%

CMS Energy Corp. 3.75% due 12/01/2050	693,000	701,524
CMS Energy Corp. 4.75% due 06/01/2050	825,000	907,346
Dominion Resources, Inc. 5.75% due 10/01/2054	576,000	632,027

		2,240,897

Food-Dairy Products - 0.0%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	603,000	693,450

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. 5.63% due 06/15/2043	706,000	759,832
Prudential Financial, Inc. 5.70% due 09/15/2048	861,000	998,713
Voya Financial, Inc. 4.70% due 01/23/2048	883,000	902,884

		2,661,429

Insurance-Multi-line - 0.1%

Allianz SE 3.50% due 11/17/2025*(4)	1,000,000	1,010,200

Metal-Aluminum - 0.0%

Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(4)	500,000	504,983

Metal-Diversified - 0.0%

Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(4)	200,000	205,089

Oil Companies-Integrated - 0.1%

BP Capital Markets PLC 4.88% due 03/22/2030(4)	1,492,000	1,645,378

Pipelines - 0.1%

EnLink Midstream Partners LP 6.00% due 12/15/2022(4)	738,000	405,900
Enterprise Products Operating LLC 5.25% due 08/16/2077	566,000	558,302

		964,202

Real Estate Investment Trusts - 0.1%

Scentre Group Trust 2 5.13% due 09/24/2080*	905,000	948,530

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 4.00% due 03/15/2060	1,860,000	1,970,320

Transport-Equipment & Leasing - 0.1%

AerCap Global Aviation Trust 6.50% due 06/15/2045*	1,030,000	988,800

Transport-Rail - 0.1%

CRCC Chengan, Ltd. 3.97% due 06/27/2024(4)	700,000	710,987

Total Preferred Securities/Capital Securities (cost $19,292,472)		20,373,760

ESCROWS AND LITIGATION TRUSTS - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(9)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(9)	230,000	23
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(9)	148,000	15
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(9)	5,022	36

Total Escrows And Litigation Trusts (cost $5,022)		92

Total Long-Term Investment Securities (cost $1,484,215,756)		1,564,040,785

SHORT-TERM INVESTMENT SECURITIES - 7.9%
Registered Investment Companies - 7.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(11)	115,815,983	115,815,983
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(11)(12)	12,166,329	12,166,329

Total Short-Term Investment Securities (cost $127,982,312)		127,982,312

TOTAL INVESTMENTS (cost $1,612,198,068)	104.6%	1,692,023,097
Liabilities in excess of other assets	(4.6)	(74,699,027)

NET ASSETS	100.0%	$1,617,324,070

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $286,490,544 representing 17.7% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Security in default of interest.
(6)	Company has filed for bankruptcy protection.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2020.
(9)	Securities classified as Level 3 (see Note 1).
(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	79	$1	$68,370	$865.45	0.00%

(11)	The rate shown is the 7-day yield as of November 30, 2020.
(12)

At November 30, 2020, the Fund had loaned securities with a total value of $13,809,070. This was secured by collateral of $12,166,329, which was received in cash and subsequently invested in short-term investments currently valued at $12,166,329 as reported in the Portfolio of Investments. Additional collateral of $1,914,869 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	0.50% to 17.97%	01/25/2023 to 12/25/2050	$690,057
Federal National Mtg. Assoc.	1.50% to 12.24%	02/01/2026 to 08/25/2058	582,983
Government National Mtg. Assoc.	0.50% to 9.59%	10/20/2034 to 12/16/2062	332,154
United States Treasury Bills	0.00%	12/03/2020 to 04/08/2021	70,865
United States Treasury Notes/Bonds	0.13% to 3.88%	12/31/2020 to 08/15/2048	238,810

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2020 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$58,620,898	$—	$58,620,898
U.S. Corporate Bonds & Notes	—	523,919,069	—	523,919,069
Foreign Corporate Bonds & Notes	—	165,444,236	—	165,444,236
Foreign Government Obligations	—	65,675,046	—	65,675,046
U.S. Government Agencies	—	635,597,577	—	635,597,577
U.S. Government Treasuries	—	93,717,239	—	93,717,239
Common Stocks	—	—	68,370	68,370
Preferred Securities	624,498	—	—	624,498
Preferred Securities/Capital Securities	—	20,373,760	—	20,373,760
Escrows and Litigation Trusts	—	—	92	92
Short-Term Investment Securities	127,982,312	—	—	127,982,312

Total Investments at Value	$128,606,810	$1,563,347,825	$68,462	$1,692,023,097

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
U.S. CONVERTIBLE BONDS & NOTES - 2.8%
Computers-Memory Devices - 0.4%

Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024	$2,015,000	$1,969,364

Electronic Components-Semiconductors - 0.4%

Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037	1,000,000	1,971,875

Enterprise Software/Service - 0.4%

Workday, Inc. Senior Notes 0.25% due 10/01/2022	1,325,000	2,115,746

Machinery-General Industrial - 0.3%

Middleby Corp. Senior Notes 1.00% due 09/01/2025*	1,217,000	1,531,138

Medical Instruments - 0.6%

Integra LifeSciences Holdings Corp. Senior Notes 0.50% due 08/15/2025*	1,587,000	1,597,911
NuVasive, Inc. Senior Notes 0.38% due 03/15/2025*	1,910,000	1,710,716

		3,308,627

Oil Companies-Exploration & Production - 0.5%

Pioneer Natural Resources Co. Senior Notes 0.25% due 05/15/2025*	2,250,000	2,717,271

Theaters - 0.2%

Cinemark Holdings, Inc. Senior Notes 4.50% due 08/15/2025*	849,000	1,114,967

Total U.S. Convertible Bonds & Notes
(cost $13,268,142)		14,728,988

U.S. CORPORATE BONDS & NOTES - 71.7%
Advertising Sales - 0.1%

Lamar Media Corp. Company Guar. Notes 3.75% due 02/15/2028	760,000	767,600

Aerospace/Defense-Equipment - 1.5%

TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	2,330,000	2,404,560
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	4,210,000	4,462,600
TransDigm, Inc. Senior Sec. Notes 8.00% due 12/15/2025*	845,000	923,162

		7,790,322

Apparel Manufacturers - 0.4%

PVH Corp. Senior Notes 4.63% due 07/10/2025	1,720,000	1,883,320

Applications Software - 1.3%

CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	1,620,000	1,777,950
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	355,000	362,650
PTC, Inc. Company Guar. Notes 4.00% due 02/15/2028*	390,000	406,087
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	4,215,000	4,515,319

		7,062,006

Auto-Cars/Light Trucks - 2.3%

Ford Motor Co. Senior Notes 4.75% due 01/15/2043	2,875,000	2,827,706
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	2,395,000	2,684,675
Ford Motor Credit Co. LLC Senior Notes 4.54% due 08/01/2026	5,240,000	5,495,450
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	1,225,000	1,322,633

		12,330,464

Auto/Truck Parts & Equipment-Original - 0.4%

Meritor, Inc. Company Guar. Notes 4.50% due 12/15/2028*	2,140,000	2,172,100

Broadcast Services/Program - 0.9%

Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	4,625,000	4,931,406

Building & Construction Products-Misc. - 0.9%

Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	2,345,000	2,526,737
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	840,000	869,400
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,160,000	1,164,350

		4,560,487

Building-Residential/Commercial - 2.4%

Adams Homes, Inc. Company Guar. Notes 7.50% due 02/15/2025*	455,000	468,650
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 6.63% due 01/15/2028*	2,000,000	2,065,000
KB Home Company Guar. Notes 4.80% due 11/15/2029	755,000	830,500

M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	1,145,000	1,205,112
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	1,750,000	1,820,000
STL Holding Co. LLC Senior Notes 7.50% due 02/15/2026*	1,840,000	1,881,400
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	430,000	478,375
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	3,460,000	3,927,100

		12,676,137

Cable/Satellite TV - 6.0%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	3,695,000	3,833,193
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,605,000	1,691,269
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032*	2,740,000	2,895,906
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	4,350,000	4,507,687
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	370,000	382,876
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	1,325,000	1,356,402
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	2,056,750
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	870,788
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	5,800,000	6,483,298
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,345,000	2,438,800
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,120,000	1,191,159
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	3,025,000	3,282,125
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	990,000	1,129,838

		32,120,091

Casino Hotels - 1.6%

Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	3,735,000	3,879,731
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	2,280,000	2,223,000
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	2,560,000	2,611,200

		8,713,931

Casino Services - 0.7%

Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,940,000	2,065,217
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	1,390,000	1,528,924

		3,594,141

Cellular Telecom - 1.0%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	2,964,000	3,449,355
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	1,425,000	1,706,437

		5,155,792

Commercial Services-Finance - 0.1%

Cardtronics, Inc./Cardtronics USA, Inc. Company Guar. Notes 5.50% due 05/01/2025*	260,000	268,450

Computer Services - 1.4%

Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*	1,755,000	1,849,331
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	1,340,000	1,453,900
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	4,205,000	4,310,125

		7,613,356

Containers-Metal/Glass - 0.9%

Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	3,090,000	3,290,850

Silgan Holdings, Inc. Senior Notes 2.25% due 06/01/2028	EUR 1,175,000	1,419,400

		4,710,250

Containers-Paper/Plastic - 1.0%

Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	1,010,000	1,075,650
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	3,020,000	3,094,534
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,340,000	1,410,350

		5,580,534

Decision Support Software - 0.8%

MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*	3,735,000	3,997,832

Diagnostic Equipment - 0.5%

Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	2,505,000	2,636,513

Distribution/Wholesale - 1.0%

ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	575,000	596,562
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(1)	1,910,000	1,955,764
G-III Apparel Group, Ltd. Senior Sec. Notes 7.88% due 08/15/2025*	1,780,000	1,922,400
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,040,000	1,106,300

		5,581,026

Electronic Components-Semiconductors - 0.1%

Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029	660,000	711,401

Enterprise Software/Service - 0.5%

BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	825,000	847,688
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	1,525,000	1,602,317

		2,450,005

Finance-Auto Loans - 0.6%

Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	1,470,000	1,503,075
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,565,000	1,654,988

		3,158,063

Finance-Consumer Loans - 1.8%

Navient Corp. Senior Notes 6.50% due 06/15/2022	2,029,000	2,136,537
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	4,135,000	4,507,150
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	525,473
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,505,000	1,719,462
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	475,000	546,768

		9,435,390

Finance-Mortgage Loan/Banker - 1.4%

Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	2,935,000	3,125,775
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	2,570,000	2,704,925
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	1,525,000	1,593,625

		7,424,325

Financial Guarantee Insurance - 0.7%

MGIC Investment Corp. Senior Notes 5.25% due 08/15/2028	2,310,000	2,463,038
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	975,000	1,079,432

		3,542,470

Food-Catering - 0.3%

Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*#	765,000	786,037
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*#	855,000	898,819

		1,684,856

Food-Misc./Diversified - 2.5%

B&G Foods, Inc. Company Guar. Notes 5.25% due 09/15/2027	1,440,000	1,505,693
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	845,000	882,501

Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	3,545,000	3,677,937
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	3,163,593
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,515,600
TreeHouse Foods, Inc. Company Guar. Notes 4.00% due 09/01/2028	1,184,000	1,201,997
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,257,318

		13,204,639

Funeral Services & Related Items - 0.3%

Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	779,100
Service Corp. International Senior Notes 5.13% due 06/01/2029	725,000	805,656

		1,584,756

Gambling (Non-Hotel) - 1.2%

Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,880,000	2,880,000
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	640,000	677,600
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	2,695,000	2,735,425

		6,293,025

Gas-Distribution - 0.8%

AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	731,000	802,273
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	2,904,000	3,263,370

		4,065,643

Hazardous Waste Disposal - 0.4%

Stericycle, Inc. Company Guar. Notes 3.88% due 01/15/2029*	345,000	358,800
Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	1,925,000	2,002,000

		2,360,800

Independent Power Producers - 0.3%

Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	1,310,000	1,404,870

Insurance-Multi-line - 2.2%

Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	4,130,000	4,233,250
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	1,684,000	1,768,200
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 10.13% due 08/01/2026*	465,000	526,612
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	242,125
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,167,858
Genworth Holdings, Inc. Company Guar. Notes 6.50% due 06/15/2034	1,120,000	1,068,200
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021#	2,345,000	2,342,069
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021#	539,000	541,695

		11,890,009

Internet Content-Information/News - 0.3%

Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	875,000	877,187
Arches Buyer, Inc. Senior Notes 6.13% due 12/01/2028*	475,000	487,469

		1,364,656

Machinery-General Industrial - 0.2%

Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	1,195,000	1,254,750

Medical Information Systems - 0.4%

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Company Guar. Notes 5.75% due 03/01/2025*	1,890,000	1,920,713

Medical Labs & Testing Services - 0.7%

Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	545,000	573,613
IQVIA, Inc. Company Guar. Notes 2.25% due 01/15/2028*	EUR 1,120,000	1,346,814

IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	1,840,000	1,936,600

		3,857,027

Medical Products - 0.4%

Hill-Rom Holdings, Inc. Company Guar. Notes 4.38% due 09/15/2027*	1,965,000	2,048,513

Medical-Biomedical/Gene - 0.0%

Emergent BioSolutions, Inc. Company Guar. Notes 3.88% due 08/15/2028*	230,000	232,588

Medical-Drugs - 0.0%

Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	20,000	22,000

Medical-Generic Drugs - 0.2%

Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,035,000	1,117,800

Medical-Hospitals - 3.6%

CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	3,695,000	3,759,293
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	590,000	563,450
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	2,760,000	2,566,800
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	3,565,000	3,690,180
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	3,520,000	3,940,746
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	2,270,000	2,579,287
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	105,000	123,113
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	265,000	316,765
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,470,000	1,888,950

		19,428,584

Metal-Aluminum - 0.7%

Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	1,230,000	1,305,620
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,540,000	2,663,825

		3,969,445

Music - 0.5%

WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	2,328,000	2,415,300

Office Automation & Equipment - 1.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	855,000	887,062
Xerox Corp. Senior Notes 4.38% due 03/15/2023	4,060,000	4,260,970
Xerox Corp. Senior Notes 4.80% due 03/01/2035	155,000	153,450
Xerox Corp. Senior Notes 6.75% due 12/15/2039	1,245,000	1,314,826
Xerox Holdings Corp. Company Guar. Notes 5.00% due 08/15/2025*	290,000	301,600

		6,917,908

Oil Companies-Exploration & Production - 5.5%

Apache Corp. Senior Notes 4.38% due 10/15/2028	1,700,000	1,734,000
Apache Corp. Senior Notes 4.63% due 11/15/2025	2,030,000	2,110,591
Apache Corp. Senior Notes 4.75% due 04/15/2043	918,000	915,705
Apache Corp. Senior Notes 5.10% due 09/01/2040	1,087,000	1,122,904
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028#	2,300,000	2,294,250
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	1,050,000	977,813
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	990,000	1,061,775
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,740,000	1,724,270
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	3,615,000	3,749,478
Matador Resources Co. Company Guar. Notes 5.88% due 09/15/2026	2,400,000	2,046,000

Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	1,745,000	1,526,875
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	85,000	76,925
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048#	8,195,000	6,596,975
SM Energy Co. Senior Notes 5.00% due 01/15/2024	1,010,000	676,700
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	3,340,000	2,672,000

		29,286,261

Oil Refining & Marketing - 0.6%

Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	600,000	622,125
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	401,250
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.00% due 04/15/2027	1,900,000	2,018,750

		3,042,125

Pipelines - 5.2%

Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	3,005,000	2,704,500
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	945,000	942,637
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	960,000	960,000
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,379,000	1,436,946
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	3,280,000	3,538,300
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	675,000	718,875
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	685,000	755,213
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	1,410,000	1,395,900
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*	1,980,000	1,942,776
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	1,800,000	1,775,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	1,570,000	1,670,087
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	3,385,000	3,664,262
Western Midstream Operating LP Senior Notes 5.05% due 02/01/2030	4,725,000	5,046,513
Western Midstream Operating LP Senior Notes 6.25% due 02/01/2050	1,375,000	1,368,125

		27,919,384

Protection/Safety - 0.6%

APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023	3,215,000	3,335,563

Racetracks - 0.8%

Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	3,730,000	3,879,200
Speedway Motorsports LLC/Speedway Funding II, Inc. Senior Notes 4.88% due 11/01/2027*	535,000	526,975

		4,406,175

Real Estate Investment Trusts - 1.5%

FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	2,645,000	2,658,225
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2029*	2,570,000	2,661,235
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	250,000	255,000
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	165,000	168,300
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	1,295,000	1,343,562

VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	1,085,000	1,156,252

		8,242,574

Rental Auto/Equipment - 1.9%

Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	2,890,000	3,034,500
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	3,230,000	3,403,612
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	1,340,000	1,401,975
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,340,000	1,430,450
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,083,938

		10,354,475

Retail-Apparel/Shoe - 0.5%

L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028	220,000	228,250
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	2,045,000	2,239,480

		2,467,730

Retail-Automobile - 0.6%

Asbury Automotive Group, Inc. Company Guar. Notes 4.50% due 03/01/2028	155,000	160,425
Asbury Automotive Group, Inc. Company Guar. Notes 4.75% due 03/01/2030	157,000	165,243
Group 1 Automotive, Inc. Company Guar. Notes 4.00% due 08/15/2028*	980,000	1,002,814
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	1,510,000	1,604,375

		2,932,857

Retail-Building Products - 0.6%

Specialty Building Products Holdings LLC Senior Sec. Notes 6.38% due 09/30/2026*	2,985,000	3,104,400

Retail-Office Supplies - 1.0%

Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	5,360,000	5,393,500

Retail-Pawn Shops - 0.2%

FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,005,000	1,032,638

Retail-Pet Food & Supplies - 0.2%

PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	1,130,000	1,146,950

Retail-Restaurants - 0.9%

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	1,830,000	1,916,925
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	2,225,000	2,302,741
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	770,000	832,409

		5,052,075

Semiconductor Equipment - 0.7%

Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	3,550,000	3,656,500

Steel Pipe & Tube - 0.1%

Advanced Drainage Systems, Inc. Company Guar. Notes 5.00% due 09/30/2027*	545,000	572,250

Telecom Services - 0.4%

Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,640,000	1,969,968

Telephone-Integrated - 1.3%

Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	1,450,000	1,471,750
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*	1,550,000	1,631,375
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	1,550,000	1,604,250
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025†(2)(3)	2,690,000	1,244,125
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022†(2)(3)	1,800,000	886,500

		6,838,000

Television - 0.9%

Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	1,070,000	1,083,375
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,060,000	1,107,700

Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	2,585,000	2,604,387

		4,795,462

Theaters - 0.1%

Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	680,000	660,025

Toys - 0.8%

Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	1,035,000	1,141,087
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	3,220,000	3,386,474

		4,527,561

Transactional Software - 0.3%

Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	1,430,000	1,451,450

Transport-Equipment & Leasing - 0.4%

DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*	675,000	680,906
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*	1,345,000	1,381,988

		2,062,894

Total U.S. Corporate Bonds & Notes
(cost $359,866,427)		382,156,111

FOREIGN CORPORATE BONDS & NOTES - 18.4%
Auto/Truck Parts & Equipment-Original - 1.3%

Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR 2,360,000	2,780,276
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*#	2,580,000	2,601,801
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	1,630,000	1,754,287

		7,136,364

Building Products-Wood - 0.3%

Norbord, Inc. Senior Sec. Notes 5.75% due 07/15/2027*	1,620,000	1,737,450

Cable/Satellite TV - 2.1%

Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	1,420,000	1,455,500
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	2,210,000	2,331,550
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,529,615
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*	3,285,000	3,449,250
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	2,375,000	2,484,725

		11,250,640

Cellular Telecom - 0.9%

Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	525,000	548,625
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	3,940,000	4,343,850

		4,892,475

Chemicals-Specialty - 0.7%

Diamond BC BV Senior Notes 5.63% due 08/15/2025	EUR 3,045,000	3,668,552

Containers-Metal/Glass - 2.3%

ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)	3,775,000	3,977,907
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*	650,000	674,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 5.25% due 04/30/2025*	1,115,000	1,174,931
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*	1,860,000	1,939,701
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	363,000	375,251
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*	3,579,000	3,668,475
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	520,000	544,700

		12,355,340

Cruise Lines - 1.2%

Carnival Corp. Senior Notes 7.63% due 03/01/2026*	480,000	506,400
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	EUR 360,000	452,508

Carnival Corp. Sec. Notes 9.88% due 08/01/2027*	75,000	87,938
Carnival Corp. Sec. Notes 10.50% due 02/01/2026*	1,265,000	1,495,862
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	3,290,000	3,746,487

		6,289,195

Electronic Components-Misc. - 0.3%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,435,000	1,592,850

Enterprise Software/Service - 0.3%

Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*	1,790,000	1,848,175

Finance-Consumer Loans - 0.5%

goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	2,300,000	2,389,125

Medical-Drugs - 4.3%

Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	4,180,000	4,178,746
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	2,575,000	2,597,531
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	2,480,000	2,678,400
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	2,007,000	1,585,530
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	3,541,000	3,896,534
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	2,270,000	2,150,825
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028#	1,700,000	1,900,897
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*#	764,000	764,382
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,035,000	2,094,422
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	455,000	468,878
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	445,000	488,922

		22,805,067

Metal-Aluminum - 0.7%

Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	3,240,000	3,332,794
Constellium SE Senior Notes 5.63% due 06/15/2028*	250,000	268,750

		3,601,544

Miscellaneous Manufacturing - 0.9%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	3,920,000	3,665,200
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	1,180,000	1,005,950

		4,671,150

Oil & Gas Drilling - 0.3%

Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	5,715,000	1,541,370

Retail-Restaurants - 1.2%

1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*	3,620,000	3,615,475
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	440,000	452,540
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	2,360,000	2,351,150

		6,419,165

Telecom Services - 0.3%

Altice France Holding SA Senior Sec. Notes 8.00% due 05/15/2027*	EUR 1,230,000	1,581,892

Television - 0.5%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,720,000	2,859,400

Transport-Equipment & Leasing - 0.3%

Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024#	1,360,000	1,179,800

Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021#	200,000	200,280

		1,380,080

Total Foreign Corporate Bonds & Notes
(cost $94,805,996)		98,019,834

FOREIGN CONVERTIBLE BONDS & NOTES - 0.3%
Building-Heavy Construction - 0.3%

Cellnex Telecom SA Senior Notes 1.50% due 01/16/2026 (cost $1,416,468)	EUR 900,000	1,879,308

LOANS(4)(5)(6) - 1.9%
Auto/Truck Parts & Equipment-Original - 0.3%

Panther BF Aggregator 2 LP FRS BTL-B 3.65% (1 ML+3.50%) due 04/30/2026	1,808,186	1,787,843

Chemicals-Specialty - 0.2%

Diamond BC BV FRS BTL 3.15% (3 ML+3.00%) due 09/06/2024	2,162	2,116
Diamond BC BV FRS BTL 3.21% (1 ML+3.00%) due 09/06/2024	839,050	821,046

		823,162

Data Processing/Management - 1.1%

Dun & Bradstreet Corp. FRS BTL 3.89% (1 ML+3.75%) due 02/06/2026	5,581,950	5,543,959

Food-Misc./Diversified - 0.0%

Froneri US, Inc. FRS 2nd Lien 5.90% (1 ML+5.75%) due 01/31/2028	125,000	124,219

Insurance Brokers - 0.3%

HUB International, Ltd. FRS BTL-B 2.94%-2.96% (3 ML+2.75%) due 04/25/2025	1,671,525	1,628,866

Total Loans
(cost $9,982,321)		9,908,049

COMMON STOCKS - 0.2%
Casino Services - 0.1%

Caesars Entertainment, Inc.†	9,263	630,996

Coal - 0.0%

Foresight Energy LLC(7)(8)	3,805	30,463

Television - 0.1%

ION Media Networks, Inc.(7)(8)	616	533,115

Total Common Stocks
(cost $565,701)		1,194,574

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.7%
Diversified Banking Institutions - 0.7%

Credit Suisse Group AG 6.25% due 12/18/2024(9) (cost $3,507,493)	$3,610,000	3,957,282

ESCROWS AND LITIGATION TRUSTS - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(7)(10)	50,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(3)(7)(10)	925,000	0
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020*†	3,873,748	5,811

Total Escrows And Litigation Trusts
(cost $956,000)		5,811

Total Long-Term Investment Securities
(cost $484,368,548)		511,849,957

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(11)(12) (cost $6,270,548)	6,270,548	6,270,548

REPURCHASE AGREEMENTS - 3.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $20,637,000 and collateralized by $13,966,600 of United States Treasury Bonds, bearing interest at 4.25% due 05/15/2039 and having an approximate value of $21,049,790 (cost $20,637,000)	$20,637,000	20,637,000

TOTAL INVESTMENTS
(cost $511,276,096)	101.1%	538,757,505
Liabilities in excess of other assets	(1.1)	(5,649,500)

NET ASSETS	100.0%	$533,108,005

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $321,274,597 representing 60.3% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security

(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(2)	Security in default of interest.

(3)	Company has filed for bankruptcy protection.

(4)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(6)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	Securities classified as Level 3 (see Note 1).

(8)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Foresight Energy LLC	08/25/2020	3,805	1	$30,463	$8.01	0.01%
ION Media Networks, Inc.	12/21/2016	616	6	533,115	865.45	0.10%

				$563,578		0.11%

(9)	Perpetual maturity - maturity date reflects the next call date.

(10)	Security in default of interest and principal at maturity.

(11)

At November 30, 2020, the Fund had loaned securities with a total value of $8,175,226. This was secured by collateral of $6,270,548, which was received in cash and subsequently invested in short-term investments currently valued at $6,270,548 as reported in the Portfolio of Investments. Additional collateral of $2,047,139 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
United States Treasury Bills	0.00%	12/03/2020 to 04/08/2021	$192,447
United States Treasury Notes/Bonds	0.13% to 8.00%	12/31/2020 to 08/15/2048	1,854,692

(12)	The rate shown is the 7-day yield as of November 30, 2020.

(13)	Denominated in United States dollars unless otherwise indicated.

BTL - Bank Term Loan

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR - Euro Currency

Index Legend

1 ML - 1 Month USD Libor

3 ML - 3 Month USD Libor

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
HSBC Bank USA	EUR	360,000	USD	428,937	12/31/2020	$—	$(917)

JPMorgan Chase Bank N.A	EUR	10,462,000	USD	12,416,417	12/31/2020	—	(75,618)

Unrealized Appreciation (Depreciation)						$—	$(76,535)

EUR - Euro Currency

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Convertible Bonds & Notes	$—	$14,728,988	$—	$14,728,988
U.S. Corporate Bonds & Notes	—	382,156,111	—	382,156,111
Foreign Corporate Bonds & Notes	—	98,019,834	—	98,019,834
Foreign Convertible Bonds & Notes	—	1,879,308	—	1,879,308
Loans	—	9,908,049	—	9,908,049
Common Stocks:
Coal	—	—	30,463	30,463
Television	—	—	533,115	533,115
Other Industries	630,996	—	—	630,996
Preferred Securities/Capital Securities	—	3,957,282	—	3,957,282
Escrows and Litigation Trusts	—	5,811	0	5,811
Short-Term Investment Securities	6,270,548	—	—	6,270,548
Repurchase Agreements	—	20,637,000	—	20,637,000

Total Investments at Value	$6,901,544	$531,292,383	$563,578	$538,757,505

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$76,535	$—	$76,535

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.0%
Australia - 3.5%

Ansell, Ltd.	46,015	$1,264,285
ASX, Ltd.	14,608	826,851
AUB Group, Ltd.#	111,187	1,362,185
Bapcor, Ltd.	311,015	1,600,387
Bingo Industries, Ltd.#	217,988	422,437
Deterra Royalties, Ltd.†	118,198	399,111
Iluka Resources, Ltd.	118,198	463,316
IPH, Ltd.	291,720	1,481,829
Omni Bridgeway, Ltd.#	210,197	651,125
Orica, Ltd.	55,775	661,207
Ramsay Health Care, Ltd.#	15,836	732,919
Ridley Corp., Ltd.	941,463	642,705
SEEK, Ltd.	29,420	562,569
Sonic Healthcare, Ltd.	21,453	518,725
Star Entertainment Group, Ltd.	1,306,638	3,625,540
Steadfast Group, Ltd.	318,379	902,106
Tabcorp Holdings, Ltd.	255,609	720,498
Technology One, Ltd.	305,272	2,057,100
Webjet, Ltd.#	114,877	486,558
Westgold Resources, Ltd.†	2,432,227	4,106,365
WiseTech Global, Ltd.	41,316	937,136

		24,424,954

Austria - 0.4%

Mayr-Melnhof Karton AG	5,940	1,045,824
Vienna Insurance Group AG Wiener Versicherung Gruppe	60,128	1,433,040

		2,478,864

Belgium - 1.2%

Barco NV	166,798	3,602,263
Fagron	183,125	4,242,120
Melexis NV	7,635	729,959

		8,574,342

Bermuda - 1.1%

Cafe de Coral Holdings, Ltd.	714,000	1,538,346
China Resources Gas Group, Ltd.	136,000	655,344
Dairy Farm International Holdings, Ltd.#	281,800	1,146,926
Esprit Holdings, Ltd.†	268,150	34,941
Hiscox, Ltd.†	86,774	1,252,845
Midland Holdings, Ltd.†	1,870,000	173,706
Peace Mark Holdings, Ltd.†(1)	686,000	0
Shangri-La Asia, Ltd.†	1,326,000	1,211,201
VTech Holdings, Ltd.	169,549	1,305,897

		7,319,206

Brazil - 1.7%

Anima Holding SA†	109,080	730,947
Azul SA	603,096	4,280,007
Cia Brasileira de Distribuicao†	34,300	443,364
Cia de Saneamento Basico do Estado de Sao Paulo	21,200	176,251
Energisa SA	48,400	420,453
Equatorial Energia SA	72,900	296,504
Gerdau SA (Preference Shares)	78,000	329,040
Hapvida Participacoes e Investimentos SA*	169,000	454,881
Hypera SA	91,414	547,897
JBS SA	68,020	293,923
Linx SA	34,700	236,411
Lojas Renner SA	65,110	543,009
Magazine Luiza SA	83,700	365,272
Multiplan Empreendimentos Imobiliarios SA	140,500	594,530
Odontoprev SA	55,800	136,339
Rumo SA†	120,606	426,828
Suzano SA†	53,600	565,274
TOTVS SA	69,500	347,020
Transmissora Alianca de Energia Eletrica SA	77,677	480,062

		11,668,012

Canada - 6.4%

Agnico Eagle Mines, Ltd.#	27,362	1,793,162
Aritzia, Inc.†	234,645	4,215,191
ATS Automation Tooling Systems, Inc.†	230,687	3,852,777
Capital Power Corp.#	146,835	3,758,216
Descartes Systems Group, Inc.†	126,000	7,471,518
Dollarama, Inc.	36,530	1,495,291
Granite Real Estate Investment Trust	93,915	5,535,684
Kinaxis, Inc.†	40,749	6,143,256
Quebecor, Inc., Class B	119,654	2,979,603
SSR Mining, Inc.†	328,095	6,073,307
TMX Group, Ltd.	16,018	1,576,146

		44,894,151

Cayman Islands - 3.9%

51job, Inc. ADR†	22,094	1,557,627
ASM Pacific Technology, Ltd.	107,700	1,347,805
Burning Rock Biotech, Ltd. ADR†	9,348	266,698
China Literature, Ltd.†#*	68,400	519,770
China Resources Cement Holdings, Ltd.	3,550,000	4,415,144
Endeavour Mining Corp.†	179,627	4,236,525
ESR Cayman, Ltd.†*	145,600	438,619
Greentown Service Group Co., Ltd.	3,186,000	3,703,480
Haitian International Holdings, Ltd.	593,000	1,610,446
iClick Interactive Asia Group, Ltd. ADR†#	31,037	223,156
Midland IC&I, Ltd.†	2,525,500	36,493
Niu Technologies ADR†#	150,931	4,500,762
Pacific Textiles Holdings, Ltd.	1,720,000	1,184,975
Shenguan Holdings Group, Ltd.	572,000	19,187
Silicon Motion Technology Corp. ADR	21,673	859,985
Times China Holdings, Ltd.	939,000	1,376,206
Tingyi Cayman Islands Holding Corp.	756,000	1,275,760

		27,572,638

Chile - 0.1%

Aguas Andinas SA, Class A	916,107	265,730
Compania Cervecerias Unidas SA ADR	18,996	271,833

		537,563

China - 0.1%

Yunnan Baiyao Group Co., Ltd.	28,600	413,953

Colombia - 0.0%

Bancolombia SA ADR	8,220	250,299

Curacao - 0.1%

Hunter Douglas NV†	14,327	929,694

Cyprus - 0.6%

TCS Group Holding PLC GDR	141,556	4,317,458

Denmark - 1.7%

Carlsberg A/S, Class B	5,888	876,001
Demant A/S†#	12,075	454,733
Dfds A/S†	6,669	288,553
Jyske Bank A/S†	12,242	460,237
Royal Unibrew A/S	87,936	9,193,527
SimCorp A/S	2,575	337,958

		11,611,009

Faroe Islands - 0.2%

Bakkafrost P/F†	26,749	1,674,838

Finland - 1.0%

Kojamo Oyj	96,281	2,009,855
Tikkurila Oyj	5,840	95,159
Valmet Oyj	182,575	4,619,213

		6,724,227

France - 2.5%

Alten SA†	11,116	1,184,094
Cie Plastic Omnium SA	17,235	595,382
Gaztransport Et Technigaz SA	35,301	3,482,399
Legrand SA	26,667	2,257,856
LISI†	26,917	688,716
SEB SA	6,549	1,165,547
SOITEC†	36,119	6,320,506
Somfy SA	4,770	756,756
Verallia SA*	7,779	258,425
Virbac SA†	3,899	1,009,251

		17,718,932

Germany - 6.2%

Amadeus Fire AG†	7,350	1,045,080
CANCOM SE	18,876	1,013,231
CTS Eventim AG & Co. KGaA†	43,538	2,635,667
Deutsche Wohnen SE	13,818	692,937
Evotec SE†	112,210	3,422,538
flatexDEGIRO	73,978	4,941,703
Fuchs Petrolub SE (Preference Shares)	2,899	165,711
GEA Group AG	64,745	2,217,305
Gerresheimer AG	21,130	2,462,522
Hella GmbH & Co. KGaA†	5,297	303,921
HelloFresh SE†	67,069	3,942,562
LEG Immobilien AG	36,189	5,156,857
MTU Aero Engines AG	1,720	406,135
Rational AG	131	116,416
Scout24 AG*	19,658	1,503,085
STRATEC SE	22,459	3,102,309
Symrise AG	35,962	4,504,216
TAG Immobilien AG	191,873	5,735,628

		43,367,823

Greece - 0.2%

Hellenic Telecommunications Organization SA	80,765	1,345,878

Hong Kong - 0.3%

China Resources Beer Holdings Co., Ltd.	64,000	472,710
Techtronic Industries Co., Ltd.	146,000	1,871,372

		2,344,082

India - 1.1%

Bharat Heavy Electricals, Ltd.†	640,579	284,582
CESC, Ltd.	137,194	1,078,193
Dabur India, Ltd.	79,789	537,574
Embassy Office Parks REIT	149,400	706,085
Hero MotoCorp, Ltd.	26,133	1,088,636
Mahindra & Mahindra, Ltd.	173,971	1,685,180
MOIL, Ltd.	269,938	447,975
Shriram Transport Finance Co., Ltd.	95,494	1,385,158
Spencer’s Retail, Ltd.†	32,064	35,222
Tata Consumer Products, Ltd.	92,391	670,012

		7,918,617

Indonesia - 0.6%

Astra Agro Lestari Tbk PT	331,200	289,096
Indocement Tunggal Prakarsa Tbk PT	893,200	904,587
Kalbe Farma Tbk PT	14,800,000	1,577,479
United Tractors Tbk PT	1,063,500	1,732,330

		4,503,492

Ireland - 2.0%

Dalata Hotel Group PLC†#	896,386	4,052,475
DCC PLC	18,650	1,412,730
Flutter Entertainment PLC†	14,041	2,565,406
Grafton Group PLC†	312,095	3,542,832
Greencore Group PLC	52,614	82,137
Hibernia REIT PLC	191,130	260,820
ICON PLC†	1,842	358,969
Kerry Group PLC, Class A	9,188	1,286,693
Kingspan Group PLC†	3,496	305,051

		13,867,113

Italy - 1.7%

Carel Industries SpA†*	7,631	159,296
Cembre SpA	24,090	548,853
Cerved Group SpA†	194,287	1,550,443
Enav SpA*	204,289	897,740
FinecoBank Banca Fineco SpA†	44,314	694,316
Infrastrutture Wireless Italiane SpA*	55,513	714,500
Italgas SpA	263,992	1,694,178
Reply SpA	50,557	5,650,761

		11,910,087

Japan - 26.2%

ABC-Mart, Inc.	8,100	422,069
Aeon Delight Co., Ltd.	12,500	315,374
AEON Financial Service Co., Ltd.	106,000	1,155,441
Air Water, Inc.	33,000	543,994
Amano Corp.	10,341	243,073
Anritsu Corp.	167,700	3,821,440
Ariake Japan Co., Ltd.	6,000	397,126
As One Corp.	7,600	1,167,663
Asante, Inc.	7,200	97,034
Asics Corp.	215,400	3,878,851
Azbil Corp.	34,700	1,557,179

Bandai Namco Holdings, Inc.	4,400	401,647
Bank of Kyoto, Ltd.#	14,000	698,659
BML, Inc.†	19,100	600,077
Capcom Co., Ltd.	99,800	5,620,919
Central Automotive Products, Ltd.	1,100	23,433
Chiba Bank, Ltd.	107,200	607,877
CKD Corp.	184,200	3,925,718
Comture Corp.	28,200	872,471
Cosmos Pharmaceutical Corp.#	2,500	431,034
Daikyonishikawa Corp.	13,987	91,773
Daiseki Co., Ltd.	79,900	2,266,129
Daito Pharmaceutical Co., Ltd.	16,300	565,192
Daiwa Securities Group, Inc.	321,600	1,398,837
Demae-Can Co., Ltd†#	29,500	922,581
DeNA Co., Ltd.	14,300	250,661
Doshisha Co., Ltd.	6,000	115,460
Eiken Chemical Co., Ltd.	31,800	590,006
EPS Holdings, Inc.	39,700	364,677
Ezaki Glico Co., Ltd.	19,100	794,919
Fancl Corp.#	230,400	9,346,207
Fuji Seal International, Inc.	70,200	1,302,465
Fuji Soft, Inc.#	14,300	693,084
Fujitec Co., Ltd.	61,000	1,245,709
Fujitsu General, Ltd.	10,400	315,287
Fukuda Denshi Co., Ltd.	9,200	658,276
Fukui Computer Holdings, Inc.	8,700	279,583
Fukushima Galilei Co., Ltd.	15,300	644,095
FULLCAST Holdings Co., Ltd.	10,700	173,516
GungHo Online Entertainment, Inc.#	13,800	350,684
Hamakyorex Co., Ltd.	4,800	134,299
Heian Ceremony Service Co., Ltd.#	15,300	119,293
Hirose Electric Co., Ltd.	3,700	523,103
Hogy Medical Co., Ltd.	3,400	102,912
Iriso Electronics Co., Ltd.	9,200	372,318
Iwatani Corp.†	20,900	1,137,088
Japan Elevator Service Holdings Co., Ltd.	193,100	8,998,386
Japan Exchange Group, Inc.	6,100	150,952
Japan Pure Chemical Co., Ltd.	1,700	43,884
JCU Corp.	21,400	755,354
Jeol, Ltd.	11,800	462,845
JGC Holdings Corp.	10,860	97,261
JM Holdings Co., Ltd.	10,700	249,564
Kakaku.com, Inc.	12,200	342,278
Kansai Paint Co., Ltd.	43,800	1,327,845
Katitas Co., Ltd.#	178,400	5,297,318
Kato Sangyo Co., Ltd.	19,400	642,021
Kawai Musical Instruments Manufacturing Co., Ltd.†	5,000	129,310
Kenedix, Inc.†#	46,000	334,425
KH Neochem Co., Ltd.#	12,700	339,032
Kikkoman Corp.	5,100	317,040
Kintetsu World Express, Inc.	11,700	243,190
Kitanotatsujin Corp.#	47,900	233,535
Kobayashi Pharmaceutical Co., Ltd.	11,600	1,394,444
Koito Manufacturing Co., Ltd.	27,300	1,642,184
Konami Holdings Corp.	6,900	361,523
Kureha Corp.	3,500	177,682
Lion Corp.	45,700	1,080,341
Matsumotokiyoshi Holdings Co., Ltd.	107,400	5,025,374
Media Do Co., Ltd.	58,800	4,224,138
Medipal Holdings Corp.	32,000	601,686
Meitec Corp.	15,800	727,193
Menicon Co., Ltd.	73,900	4,586,897
Milbon Co., Ltd.	1,700	97,050
MISUMI Group, Inc.	9,500	298,012
Mitsubishi Pencil Co., Ltd.	9,800	135,360
MonotaRO Co., Ltd.	16,500	1,006,753
Morinaga & Co., Ltd.	25,700	937,902
Nabtesco Corp.	29,500	1,217,864
Nakanishi, Inc.	96,300	1,962,897
NGK Spark Plug Co., Ltd.	35,400	641,201
Nifco, Inc.	123,300	4,340,302
Nihon Kohden Corp.	22,000	695,402
Nihon Parkerizing Co., Ltd.	44,300	464,641
Nippon Television Holdings, Inc.	32,400	352,862
Nissei ASB Machine Co., Ltd.	6,400	349,425
Nitto Denko Corp.	6,100	504,828
NOF Corp.	13,500	598,707
Nohmi Bosai, Ltd.	28,600	619,941
Nomura Research Institute, Ltd.	102,100	3,447,342
NS Solutions Corp.#	62,600	1,849,818
Obara Group, Inc.#	5,400	175,345
OBIC Business Consultants Co., Ltd.	3,900	276,437
OBIC Co., Ltd.	38,700	8,700,086
Omron Corp.	8,800	794,866
Oracle Corp. Japan	10,800	1,196,897
PALTAC Corp.	6,300	360,862
Park24 Co., Ltd.†	15,100	225,054
PCA Corp.	6,200	269,320
Proto Corp.	48,100	485,147
Rakuten, Inc.	5,000	55,987
Rinnai Corp.	3,800	443,333
Ryohin Keikaku Co., Ltd.	50,800	1,044,709
S Foods, Inc.	35,500	1,067,720
Sagami Rubber Industries Co., Ltd.	11,100	144,066
San-A Co, Ltd.	3,700	143,003
San-Ai Oil Co., Ltd.	80,500	889,818
Sankyu, Inc.	26,400	972,299
Santen Pharmaceutical Co., Ltd.	86,200	1,432,538
SCSK Corp.	12,000	716,092
Seino Holdings Co., Ltd.	156,900	2,197,201
Senko Group Holdings Co., Ltd.	27,700	257,366
Seria Co., Ltd.	7,800	274,569
SG Holdings Co., Ltd.	140,700	4,204,828
Shima Seiki Manufacturing, Ltd.	8,100	135,078
Shimadzu Corp.	26,400	949,540
Shimamura Co., Ltd.	2,300	237,931
Shizuoka Bank, Ltd.	43,300	307,745
SK Kaken Co., Ltd.#	4,700	1,710,728
SMS Co., Ltd.	184,600	6,692,634
Softbrain Co., Ltd.†	48,200	400,282
Sohgo Security Services Co., Ltd.	14,300	765,680
Stanley Electric Co., Ltd.	36,800	1,082,146
Sundrug Co., Ltd.	48,000	2,013,793
Suzuken Co., Ltd.	14,300	546,523
T Hasegawa Co., Ltd.	124,500	2,399,368
Taisei Lamick Co, Ltd.	9,300	258,690

Taiyo Yuden Co., Ltd.	110,000	4,988,985
Takasago International Corp.	6,900	166,552
TechnoPro Holdings, Inc.	60,800	5,124,904
Terumo Corp.	26,300	1,044,694
THK Co., Ltd.	122,900	3,796,480
Toei Co., Ltd.#	3,100	497,069
Toho Co., Ltd.	17,700	749,368
Toshiba TEC Corp.	8,900	319,684
TOTO, Ltd.	6,100	345,316
Trancom Co., Ltd.	4,000	321,073
Tsugami Corp.	257,700	4,072,845
Unicharm Corp.	37,300	1,808,907
USS Co., Ltd.	93,200	1,949,701
Yamato Holdings Co., Ltd.	65,000	1,641,810
Zojirushi Corp.	7,400	133,682
ZOZO, Inc.	49,200	1,227,172
Zuken, Inc.	21,700	549,151

		183,410,316

Jersey - 0.1%

Breedon Group PLC†#	737,714	808,424

Luxembourg - 1.7%

Allegro.eu SA†*	12,366	253,916
B&M European Value Retail SA	43,829	279,240
Befesa SA*	41,195	2,142,481
Eurofins Scientific SE†	1,540	125,026
Globant SA†	2,221	419,058
Solutions 30 SE†#	223,955	4,533,448
Ternium SA ADR†	141,488	3,920,632

		11,673,801

Mauritius - 0.2%

MakeMyTrip, Ltd.†	47,402	1,176,044

Mexico - 0.5%

Arca Continental SAB de CV	52,625	258,539
Concentradora Fibra Danhos SA de CV	122,350	145,111
Genomma Lab Internacional SAB de CV, Class B†	371,311	363,774
Gruma SAB de CV, Class B	32,333	357,386
Grupo Aeroportuario del Pacifico SAB de CV, Class B†	26,132	267,872
Grupo Aeroportuario del Sureste SAB de CV ADR†	1,984	296,608
Grupo Cementos de Chihuahua SAB de CV	96,964	507,555
Grupo Financiero Inbursa SAB de CV, Class O†	117,362	114,399
Orbia Advance Corp SAB de CV	254,912	526,089
Prologis Property Mexico SA de CV	103,689	222,459
Telesites SAB de CV†	223,900	222,014

		3,281,806

Netherlands - 2.3%

Aalberts NV	19,472	843,147
ASM International NV	7,239	1,279,282
Davide Campari-Milano NV	23,698	274,032
Euronext NV*	6,382	677,537
IMCD NV	60,499	7,570,241
Just Eat Takeaway.com NV (Euronext Amsterdam)†#*	37,345	3,966,465
Just Eat Takeaway.com NV (LSE)†*	3,244	344,249
Wolters Kluwer NV	8,964	751,697

		15,706,650

New Zealand - 0.5%

Auckland International Airport, Ltd.†	122,935	670,652
Freightways, Ltd.	82,802	539,965
Mainfreight, Ltd.	11,621	508,394
Pushpay Holdings, Ltd.†	1,143,488	1,431,138

		3,150,149

Norway - 2.1%

Scatec ASA*	186,275	5,825,347
TOMRA Systems ASA	205,557	8,847,646

		14,672,993

Papua New Guinea - 0.1%

Oil Search, Ltd.	298,271	796,963

Peru - 0.0%

Cia de Minas Buenaventura SAA ADR	17,143	190,287

Philippines - 0.4%

Metropolitan Bank & Trust Co.	1,206,672	1,203,409
Universal Robina Corp.	450,090	1,329,301

		2,532,710

Portugal - 0.1%

Galp Energia SGPS SA	17,527	189,084
NOS SGPS SA	117,492	448,481

		637,565

Russia - 0.1%

Moscow Exchange MICEX-RTS PJSC	282,992	566,670

Singapore - 0.8%

Ascendas India Trust	556,500	568,471
City Developments, Ltd.	216,100	1,256,817
Mapletree Commercial Trust	476,100	724,187
Singapore Technologies Engineering, Ltd.	548,600	1,578,941
Venture Corp., Ltd.	120,863	1,696,939

		5,825,355

South Africa - 0.1%

AVI, Ltd.	185,579	854,781

South Korea - 2.8%

Amorepacific Corp.	4,422	715,321
Doosan Bobcat, Inc.	25,549	693,821
Douzone Bizon Co., Ltd.	66,917	6,379,959
LG Innotek Co., Ltd.	29,963	4,197,067
Lock&Lock Co., Ltd.†	24,321	228,583
LS Electric Co., Ltd.	24,279	1,208,958
NHN KCP Corp.	60,305	3,635,031
Orion Corp.	8,737	935,642
Samsung Fire & Marine Insurance Co., Ltd.	8,881	1,508,859

TK Corp.	36,712	225,935

		19,729,176

Spain - 1.1%

Amadeus IT Group SA	28,915	1,981,869
Cellnex Telecom SA*	76,104	4,800,483
Viscofan SA	16,885	1,198,406

		7,980,758

Sweden - 4.2%

Embracer Group AB†	279,665	5,676,839
Essity AB, Class B	38,415	1,217,811
Karnov Group AB	53,409	346,848
LeoVegas AB*	464,852	1,826,477
MIPS AB	182,165	9,145,525
Nordic Entertainment Group AB, Class B†	86,242	4,287,515
Saab AB, Series B†	27,577	722,791
Swedish Match AB	16,097	1,296,483
Thule Group AB†*	33,635	1,132,552
Tobii AB†	564,457	3,606,460

		29,259,301

Switzerland - 1.9%

Belimo Holding AG	507	4,268,005
DKSH Holding AG	2,038	139,380
Julius Baer Group, Ltd.	17,407	1,004,482
Kardex Holding AG	4,798	937,689
Partners Group Holding AG	151	162,008
SIG Combibloc Group AG	94,126	2,164,769
Sika AG	8,203	2,093,288
Sonova Holding AG†	5,432	1,345,522
Straumann Holding AG	49	56,185
Temenos AG	3,707	468,296
VAT Group AG*	3,340	701,262

		13,340,886

Taiwan - 1.4%

Advantech Co., Ltd.	82,571	889,371
Chroma ATE, Inc.	59,000	310,499
E.Sun Financial Holding Co., Ltd.	1,521,186	1,342,262
Kindom Development Co., Ltd.	1,181,000	1,557,955
Merida Industry Co., Ltd.	377,000	3,306,728
Tripod Technology Corp.	324,000	1,392,509
Voltronic Power Technology Corp.	34,675	1,063,273

		9,862,597

Thailand - 0.2%

AEON Thana Sinsap Thailand PCL	122,300	644,854
PTT Global Chemical PCL	271,500	513,831

		1,158,685

Turkey - 0.0%

Selcuk Ecza Deposu Ticaret ve Sanayi AS	98,697	158,269

United Kingdom - 13.2%

4imprint Group PLC†	7,075	231,556
Abcam PLC	244,219	4,678,593
Admiral Group PLC	9,461	360,352
Auto Trader Group PLC*	177,752	1,328,454
Babcock International Group PLC†	61,955	279,090
Bellway PLC	26,853	1,013,472
Big Yellow Group PLC	46,258	701,792
Britvic PLC	29,134	318,294
Bunzl PLC	34,420	1,082,475
Burberry Group PLC	25,540	588,701
Cairn Energy PLC†	107,177	228,470
Coats Group PLC†	237,898	207,419
Compass Group PLC	66,979	1,182,240
Countryside Properties PLC*	895,546	5,102,717
Cranswick PLC	99,788	4,578,975
Croda International PLC	62,972	5,000,130
Dechra Pharmaceuticals PLC	110,128	4,941,866
Electrocomponents PLC	576,899	6,225,808
EMIS Group PLC	21,742	283,767
Essentra PLC†	335,044	1,362,325
Forterra PLC†*	681,070	2,097,408
Frontier Developments PLC†	65,000	2,149,038
Future PLC	281,187	6,327,713
Gamesys Group PLC	224,275	3,318,814
GB Group PLC†	423,847	4,774,687
Greggs PLC†	79,422	1,784,103
Halma PLC	29,978	885,628
Hargreaves Lansdown PLC	34,235	652,658
Helios Towers PLC†	143,508	280,472
Howden Joinery Group PLC†	150,725	1,267,524
Ibstock PLC†*	203,244	527,820
Intertek Group PLC	21,780	1,603,369
Johnson Service Group PLC†	69,847	126,638
Keywords Studios PLC†	176,237	5,394,461
Marshalls PLC†	38,717	365,438
Moneysupermarket.com Group PLC	242,641	791,871
PZ Cussons PLC	16,196	49,121
Rathbone Brothers PLC	45,947	906,563
Rightmove PLC†	171,712	1,430,737
Rotork PLC	377,542	1,501,907
S4 Capital PLC†	358,681	2,285,680
Sage Group PLC	29,127	234,926
Schroders PLC	36,254	1,555,808
Shaftesbury PLC#	58,934	415,624
Smith & Nephew PLC	79,762	1,542,917
Spirax-Sarco Engineering PLC	5,617	833,823
Tate & Lyle PLC	19,547	166,205
UNITE Group PLC†	265,670	3,504,592
Weir Group PLC†	257,875	5,758,417

		92,230,458

United States - 0.0%

Autoliv, Inc. SDR	3,229	288,531

Total Long-Term Investment Securities
(cost $534,607,911)		675,660,407

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 1.6%

State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(2)(3)	11,306,246	11,306,246
U.S. Government Agencies — 1.4%

Federal Home Loan Bank 0.00% due 12/01/2020	$ 9,474,000	9,474,000

Total Short-Term Investment Securities
(cost $20,780,246)		20,780,246

Repurchase Agreements — 1.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $9,875,000 and collateralized by $10,112,400 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $10,072,541 (cost $9,875,000)	9,875,000	9,875,000

TOTAL INVESTMENTS
(cost $565,263,157)	101.0%	706,315,653
Liabilities in excess of other assets	(1.0)	(6,774,284)

NET ASSETS	100.0%	$699,541,369

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $35,673,484 representing 5.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At November 30, 2020, the Fund had loaned securities with a total value of $24,201,900. This was secured by collateral of $11,306,246, which was received in cash and subsequently invested in short-term investments currently valued at $11,306,246 as reported in the Portfolio of Investments. Additional collateral of $14,342,504 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$41,848
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	112,378
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	3,851
United States Treasury Bills	0.00%	12/03/2020 to 07/15/2021	1,137,989
United States Treasury Notes/Bonds	0.13% to 8.13%	12/31/2020 to 02/15/2050	13,046,438

(3)	The rate shown is the 7-day yield as of November 30, 2020.

ADR - American Depositary Receipt

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

GDR - Global Depositary Receipt

LSE - London Stock Exchange

SDR - Swedish Depositary Receipt

Industry Allocation*
Machinery-General Industrial	3.1%
Computer Services	3.1
Applications Software	2.5
Real Estate Operations & Development	2.4
Cosmetics & Toiletries	2.2
Electronic Components-Misc.	2.1
Computers-Integrated Systems	2.1
Entertainment Software	2.1
E-Commerce/Services	2.0
Chemicals-Diversified	1.9
Food-Retail	1.9
Real Estate Investment Trusts	1.7
Building & Construction Products-Misc.	1.7
Registered Investment Companies	1.6
Recycling	1.6
Brewery	1.5
Gold Mining	1.5
Medical-Drugs	1.5
Commercial Services	1.4
Chemicals-Specialty	1.4
Industrial Automated/Robotic	1.4
Repurchase Agreements	1.4
Banks-Commercial	1.4
U.S. Government Agencies	1.4
Athletic Equipment	1.3
Auto/Truck Parts & Equipment-Original	1.2
Electronic Components-Semiconductors	1.1
Building Products-Cement	1.1
Retail-Drug Store	1.1
Transport-Services	1.0
E-Commerce/Products	1.0
Electric Products-Misc.	1.0
Computer Software	1.0
Hotels/Motels	1.0
Machinery-Construction & Mining	0.9
Advertising Sales	0.9
Electronic Parts Distribution	0.9
Containers-Paper/Plastic	0.9
Building-Residential/Commercial	0.9
Precious Metals	0.9
Food-Meat Products	0.9
Motorcycle/Motor Scooter	0.9
Building-Heavy Construction	0.8
Veterinary Products	0.8
Energy-Alternate Sources	0.8
E-Services/Consulting	0.8
Medical-Biomedical/Gene	0.8
Retail-Apparel/Shoe	0.8
Internet Gambling	0.8
Medical Labs & Testing Services	0.8
Food-Misc./Diversified	0.7
Real Estate Management/Services	0.7
Internet Brokers	0.7
Building Products-Air & Heating	0.7
Optical Supplies	0.7
Medical Products	0.7
Distribution/Wholesale	0.7
Investment Management/Advisor Services	0.6
Broadcast Services/Program	0.6
Airlines	0.6
Steel-Producers	0.6
Machinery-Material Handling	0.6
Athletic Footwear	0.6
Coatings/Paint	0.5
Finance-Other Services	0.5
Electric-Generation	0.5
Casino Hotels	0.5
Computers-Periphery Equipment	0.5
Engineering/R&D Services	0.5
Retail-Building Products	0.5
Pipelines	0.5
Bicycle Manufacturing	0.5
Gambling (Non-Hotel)	0.5
Insurance-Property/Casualty	0.5
Internet Content-Information/News	0.5
Electronic Measurement Instruments	0.4
Transport-Truck	0.4
Diagnostic Equipment	0.4
Multimedia	0.4
Enterprise Software/Service	0.4
Containers-Metal/Glass	0.4
Food-Confectionery	0.4
Theaters	0.4
Semiconductor Equipment	0.4
Medical Instruments	0.4
Gas-Distribution	0.4
Retail-Discount	0.3
Advertising Services	0.3
Hazardous Waste Disposal	0.3
Insurance Brokers	0.3
Airport Development/Maintenance	0.3
Dental Supplies & Equipment	0.3
Retail-Automobile	0.3
Medical-Wholesale Drug Distribution	0.3
Food-Flour & Grain	0.3
Machine Tools & Related Products	0.2
Auto-Heavy Duty Trucks	0.2
Fisheries	0.2
Retail-Auto Parts	0.2
Internet Financial Services	0.2
Retail-Restaurants	0.2
Instruments-Controls	0.2
Insurance-Multi-line	0.2
Radio	0.2
Appliances	0.2
Oil Refining & Marketing	0.2
Finance-Investment Banker/Broker	0.2
Circuit Boards	0.2
Textile-Products	0.2
Finance-Commercial	0.2
Power Converter/Supply Equipment	0.2
Telephone-Integrated	0.2
Diversified Financial Services	0.2
Audio/Video Products	0.2
Tobacco	0.2
Home Furnishings	0.2
Leisure Products	0.2
Beverages-Non-alcoholic	0.2
Motion Pictures & Services	0.2
Human Resources	0.2
Machinery-Electrical	0.2
Food-Catering	0.2
Retail-Propane Distribution	0.2
Aerospace/Defense	0.2
Retail-Misc./Diversified	0.2
Electronic Connectors	0.2
Disposable Medical Products	0.1
Electric-Integrated	0.1
Oil Companies-Exploration & Production	0.1
E-Marketing/Info	0.1
Consulting Services	0.1
Home Decoration Products	0.1
Metal Processors & Fabrication	0.1
Computers	0.1
Miscellaneous Manufacturing	0.1

Diversified Operations	0.1
Diversified Manufacturing Operations	0.1
Security Services	0.1
Publishing-Periodicals	0.1
Medical-Hospitals	0.1
Schools	0.1
Electric-Distribution	0.1
Chemicals-Plastics	0.1
Aerospace/Defense-Equipment	0.1
Explosives	0.1
Finance-Consumer Loans	0.1
Food-Wholesale/Distribution	0.1
Electronic Security Devices	0.1
Apparel Manufacturers	0.1
Paper & Related Products	0.1
Beverages-Wine/Spirits	0.1
MRI/Medical Diagnostic Imaging	0.1
Electric-Transmission	0.1
Diversified Minerals	0.1
Instruments-Scientific	0.1
Medical-HMO	0.1
Cable/Satellite TV	0.1
Metal-Iron	0.1
Transport-Rail	0.1
Non-Hazardous Waste Disposal	0.1
Toys	0.1
Oil-U.S. Royalty Trusts	0.1
Television	0.1
Machinery-Thermal Process	0.1
Transactional Software	0.1

101.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$7,319,206	$—	$0	$7,319,206
Russia	—	566,670	—	566,670
Other Countries	667,774,531	—	—	667,774,531
Short Term Investment Securities:
Registered Investment Companies	11,306,246	—	—	11,306,246
U.S. Government Agencies	—	9,474,000	—	9,474,000
Repurchase Agreements	—	9,875,000	—	9,875,000

Total Investments at Value	$686,399,983	$19,915,670	$0	$706,315,653

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Aerospace/Defense - 1.7%

Boeing Co.	7,611	$1,603,714
Northrop Grumman Corp.	4,769	1,441,478
Raytheon Technologies Corp.	24,924	1,787,549

		4,832,741

Aerospace/Defense-Equipment - 0.7%

L3Harris Technologies, Inc.	11,085	2,128,209

Agricultural Biotech - 0.6%

Corteva, Inc.	43,266	1,657,953

Agricultural Chemicals - 2.2%

CF Industries Holdings, Inc.	105,940	3,951,562
Mosaic Co.	56,767	1,246,603
Nutrien, Ltd.	21,395	1,054,132

		6,252,297

Agricultural Operations - 0.9%

Archer-Daniels-Midland Co.	53,515	2,663,442

Apparel Manufacturers - 0.8%

PVH Corp.	13,738	1,092,034
VF Corp.	13,221	1,102,631

		2,194,665

Audio/Video Products - 0.6%

Dolby Laboratories, Inc., Class A	21,082	1,864,703

Auto-Cars/Light Trucks - 1.5%

General Motors Co.	100,089	4,387,902

Auto/Truck Parts & Equipment-Original - 0.2%

Aptiv PLC	5,376	638,131

Banks-Commercial - 1.4%

M&T Bank Corp.	11,493	1,338,820
Truist Financial Corp.	57,682	2,677,598

		4,016,418

Banks-Super Regional - 2.8%

Fifth Third Bancorp	59,954	1,519,234
PNC Financial Services Group, Inc.	12,108	1,671,752
US Bancorp	82,281	3,555,362
Wells Fargo & Co.	41,695	1,140,358

		7,886,706

Beverages-Non-alcoholic - 1.1%

PepsiCo, Inc.	21,572	3,111,330

Broadcast Services/Program - 0.5%

Fox Corp., Class B	51,174	1,452,318

Building & Construction Products-Misc. - 1.1%

Builders FirstSource, Inc.†	29,139	1,090,090
Louisiana-Pacific Corp.	59,190	2,026,074

		3,116,164

Building Products-Air & Heating - 1.0%

Carrier Global Corp.	74,144	2,822,662

Building Products-Cement - 1.8%

Martin Marietta Materials, Inc.	2,576	684,263
Vulcan Materials Co.	31,098	4,342,836

		5,027,099

Building-Residential/Commercial - 0.4%

Lennar Corp., Class A	13,505	1,024,489

Cable/Satellite TV - 0.6%

Comcast Corp., Class A	35,559	1,786,484

Casino Hotels - 1.2%

Las Vegas Sands Corp.	61,527	3,427,669

Chemicals-Diversified - 0.6%

DuPont de Nemours, Inc.	27,349	1,735,021

Commercial Services - 0.8%

Quanta Services, Inc.	35,645	2,435,979

Commercial Services-Finance - 0.3%

Global Payments, Inc.	3,797	741,136

Computer Data Security - 0.4%

Check Point Software Technologies, Ltd.†	9,750	1,147,380

Computer Software - 0.3%

Citrix Systems, Inc.	7,759	961,495

Cosmetics & Toiletries - 0.2%

Procter & Gamble Co.	4,528	628,803

Diagnostic Equipment - 1.1%

Danaher Corp.	9,300	2,089,059
Thermo Fisher Scientific, Inc.	2,073	963,904

		3,052,963

Diversified Banking Institutions - 7.5%

Citigroup, Inc.	24,762	1,363,643
Goldman Sachs Group, Inc.	23,618	5,445,838
JPMorgan Chase & Co.	75,626	8,914,793
Morgan Stanley	92,844	5,740,545

		21,464,819

Diversified Manufacturing Operations - 2.8%

3M Co.	8,166	1,410,513
Eaton Corp. PLC	42,441	5,140,030
Trane Technologies PLC	10,851	1,586,850

		8,137,393

Drug Delivery Systems - 1.1%

Becton Dickinson and Co.	12,945	3,040,004

E-Commerce/Services - 0.7%

Booking Holdings, Inc.†	979	1,985,853

Electric-Integrated - 5.4%

AES Corp.	87,032	1,778,934
Alliant Energy Corp.	31,153	1,638,648
Entergy Corp.	15,720	1,711,122
Evergy, Inc.	34,822	1,929,487
Exelon Corp.	91,637	3,763,531
PPL Corp.	158,495	4,504,428

		15,326,150

Electronic Components-Misc. - 0.4%

Hubbell, Inc.	6,693	1,081,522

Electronic Components-Semiconductors - 2.2%

Intel Corp.	59,234	2,863,964
Microchip Technology, Inc.	12,756	1,714,279
Micron Technology, Inc.†	27,855	1,785,227

		6,363,470

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc.	5,318	621,674

Energy-Alternate Sources - 0.9%

NextEra Energy Partners LP	38,911	2,469,681

Enterprise Software/Service - 0.6%

Oracle Corp.	29,616	1,709,436

Entertainment Software - 0.4%

Electronic Arts, Inc.	7,904	1,009,736

Finance-Auto Loans - 0.6%

Ally Financial, Inc.	54,094	1,603,887

Finance-Credit Card - 1.7%

Capital One Financial Corp.	41,330	3,539,501
Discover Financial Services	18,428	1,403,661

		4,943,162

Finance-Investment Banker/Broker - 1.2%

Charles Schwab Corp.	72,957	3,558,842

Food-Confectionery - 1.1%

J.M. Smucker Co.	6,727	788,404
Mondelez International, Inc., Class A	41,119	2,362,287

		3,150,691

Food-Meat Products - 0.3%

Tyson Foods, Inc., Class A	15,052	981,390

Independent Power Producers - 0.3%

Clearway Energy, Inc., Class C	33,059	967,637

Instruments-Controls - 0.5%

Honeywell International, Inc.	7,213	1,470,875

Insurance Brokers - 0.6%

Willis Towers Watson PLC	8,437	1,756,499

Insurance-Life/Health - 1.5%

Voya Financial, Inc.	75,850	4,371,236

Insurance-Multi-line - 3.0%

Chubb, Ltd.	46,042	6,806,389
Hartford Financial Services Group, Inc.	41,800	1,847,560

		8,653,949

Insurance-Property/Casualty - 4.6%

Assurant, Inc.	30,383	3,923,053
Berkshire Hathaway, Inc., Class B†	40,483	9,266,963

		13,190,016

Insurance-Reinsurance - 1.3%

Essent Group, Ltd.	34,534	1,514,661
Reinsurance Group of America, Inc.	12,273	1,414,832
RenaissanceRe Holdings, Ltd.	4,406	725,404

		3,654,897

Internet Infrastructure Software - 0.4%

F5 Networks, Inc.†	6,410	1,043,612

Internet Security - 0.8%

Proofpoint, Inc.†	21,168	2,190,676

Investment Management/Advisor Services - 0.8%

LPL Financial Holdings, Inc.	23,787	2,159,146

Machinery-General Industrial - 0.5%

Otis Worldwide Corp.	23,061	1,543,703

Machinery-Pumps - 0.8%

Ingersoll Rand, Inc.†	53,119	2,351,578

Medical Information Systems - 0.3%

Cerner Corp.	10,836	810,966

Medical Instruments - 3.4%

Alcon, Inc.†	31,816	2,043,224
Medtronic PLC	68,560	7,795,272

		9,838,496

Medical Labs & Testing Services - 1.1%

Laboratory Corp. of America Holdings†	15,305	3,058,551

Medical-Biomedical/Gene - 0.4%

Biogen, Inc.†	1,828	439,031
Gilead Sciences, Inc.	9,789	593,898

		1,032,929

Medical-Drugs - 3.8%

AbbVie, Inc.	24,132	2,523,724
Bristol-Myers Squibb Co.	44,257	2,761,637
Eli Lilly & Co.	12,459	1,814,653
Johnson & Johnson	11,952	1,729,215
Merck & Co., Inc.	8,820	709,040
Pfizer, Inc.	36,773	1,408,774

		10,947,043

Medical-HMO - 1.7%

Anthem, Inc.	5,121	1,595,294
Centene Corp.†	25,272	1,558,019
Humana, Inc.	4,337	1,737,055

		4,890,368

Medical-Wholesale Drug Distribution - 0.4%

McKesson Corp.	6,371	1,146,207

Metal-Copper - 1.8%

Freeport-McMoRan, Inc.	217,952	5,097,897

Networking Products - 0.5%

Cisco Systems, Inc.	32,616	1,403,140

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	4,607	445,589

Office Automation & Equipment - 0.6%

Zebra Technologies Corp., Class A†	4,387	1,660,129

Oil Companies-Exploration & Production - 2.3%

Cabot Oil & Gas Corp.	75,981	1,331,187
ConocoPhillips	58,188	2,301,918
Hess Corp.	62,707	2,958,516

		6,591,621

Oil Companies-Integrated - 0.3%

Chevron Corp.	11,143	971,447

Oil Refining & Marketing - 2.1%

Marathon Petroleum Corp.	108,709	4,226,606
Phillips 66	27,327	1,655,470

		5,882,076

Real Estate Investment Trusts - 1.6%

Camden Property Trust	9,225	911,707
Equity Residential	21,333	1,235,607
Public Storage	7,099	1,593,442
Weyerhaeuser Co.	30,131	875,004

		4,615,760

Retail-Apparel/Shoe - 0.1%

Ross Stores, Inc.	4,026	432,876

Retail-Drug Store - 0.1%

Walgreens Boots Alliance, Inc.	10,621	403,704

Semiconductor Components-Integrated Circuits - 2.8%

Maxim Integrated Products, Inc.	9,162	760,812
NXP Semiconductors NV	20,475	3,243,650
QUALCOMM, Inc.	27,485	4,044,967

		8,049,429

Semiconductor Equipment - 1.1%

Applied Materials, Inc.	37,191	3,067,514

Telecom Equipment-Fiber Optics - 1.1%

Corning, Inc.	84,539	3,163,449

Tobacco - 0.9%

Philip Morris International, Inc.	35,600	2,696,700

Transport-Rail - 1.7%

Union Pacific Corp.	23,519	4,799,758

Transport-Services - 0.9%

FedEx Corp.	5,413	1,551,257
United Parcel Service, Inc., Class B	6,112	1,045,580

		2,596,837

Web Portals/ISP - 2.0%

Alphabet, Inc., Class A†	3,308	5,803,555

Wireless Equipment - 0.2%

Motorola Solutions, Inc.	2,994	513,561

Total Common Stocks (cost $251,852,025)		281,715,295

EXCHANGE-TRADED FUNDS - 0.2%

iShares Russell 1000 Value ETF (cost $463,492)	3,983	527,349

Total Long-Term Investment Securities
(cost $252,315,517)		282,242,644

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Commercial Paper - 1.0%

Credit Agricole Corporate and Investment Bank 0.07% due 12/01/2020 (cost $2,900,000)	$2,900,000	2,899,993

TOTAL INVESTMENTS (cost $255,215,517)	99.6%	285,142,637
Other assets less liabilities	0.4	1,231,337

NET ASSETS	100.0%	$286,373,974

†	Non-income producing security

ETF - Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$281,715,295	$—	$—	$281,715,295
Exchange-Traded Funds	527,349	—	—	527,349
Short-Term Investment Securities	—	2,899,993	—	2,899,993

Total Investments at Value	$282,242,644	$2,899,993	$—	$285,142,637

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.7%
Aerospace/Defense-Equipment - 0.5%

HEICO Corp., Class A	12,669	$1,403,092

Apparel Manufacturers - 2.6%

Carter’s, Inc.	25,592	2,277,432
PVH Corp.	37,797	3,004,484
Under Armour, Inc., Class C†	118,148	1,719,053

		7,000,969

Athletic Equipment - 1.4%

YETI Holdings, Inc.†	60,502	3,821,911

Banks-Commercial - 4.8%

Cullen/Frost Bankers, Inc.	23,225	1,948,810
First Citizens BancShares/Principal Amount, Inc., Class A	4,158	2,197,877
First Republic Bank	24,024	3,112,550
M&T Bank Corp.	17,708	2,062,805
Prosperity BancShares/Principal Amount, Inc.	32,781	2,059,630
South State Corp.	21,690	1,441,734

		12,823,406

Building Products-Air & Heating - 1.5%

Lennox International, Inc.	13,788	3,968,600

Building-Residential/Commercial - 1.6%

NVR, Inc.†	1,027	4,105,104

Cable/Satellite TV - 1.4%
Cable One, Inc.	1,813	3,590,955

Chemicals-Specialty - 0.7%

Element Solutions, Inc.	138,363	1,910,793

Commercial Services - 0.3%

LiveRamp Holdings, Inc.†	13,550	792,810

Commercial Services-Finance - 2.1%

WEX, Inc.†	31,558	5,467,108

Computer Aided Design - 0.8%

Aspen Technology, Inc.†	16,396	2,204,442

Computer Services - 2.9%

Genpact, Ltd.	138,047	5,611,611
Science Applications International Corp.	23,584	2,182,463

		7,794,074

Computer Software - 1.3%

Teradata Corp.†	153,840	3,373,711

Computers-Other - 1.6%

Lumentum Holdings, Inc.†	48,779	4,213,530

Containers-Metal/Glass - 0.9%

Ball Corp.	8,111	778,737
Silgan Holdings, Inc.	44,404	1,500,855

		2,279,592

Containers-Paper/Plastic - 0.5%

Packaging Corp. of America	9,609	1,249,170

Disposable Medical Products - 1.1%

Teleflex, Inc.	7,821	2,993,488

Distribution/Wholesale - 4.3%

Fastenal Co.	39,677	1,962,028
IAA, Inc.†	60,190	3,606,585
KAR Auction Services, Inc.	201,763	3,641,822
Watsco, Inc.	9,261	2,105,581

		11,316,016

E-Commerce/Products - 1.9%

Etsy, Inc.†	31,774	5,106,082

E-Commerce/Services - 0.6%

Cargurus, Inc.†#	62,855	1,574,518

E-Services/Consulting - 1.2%

CDW Corp.	23,500	3,066,515

Electric-Integrated - 0.6%

Black Hills Corp.	27,956	1,700,563

Electronic Components-Misc. - 1.6%

Flex, Ltd.†	258,221	4,190,927

Electronic Components-Semiconductors - 1.8%

Monolithic Power Systems, Inc.	4,868	1,557,565
Silicon Laboratories, Inc.†	26,428	3,097,626

		4,655,191

Electronic Measurement Instruments - 0.8%

National Instruments Corp.	57,039	2,134,970

Energy-Alternate Sources - 1.7%

First Solar, Inc.†	49,038	4,581,620

Enterprise Software/Service - 2.5%

Black Knight, Inc.†	18,911	1,732,626
Blackbaud, Inc.	28,875	1,590,724
Guidewire Software, Inc.†	26,347	3,226,980

		6,550,330

Entertainment Software - 0.9%

Zynga, Inc., Class A†	279,617	2,306,840

Finance-Auto Loans - 0.9%

Credit Acceptance Corp.†#	8,140	2,429,627

Firearms & Ammunition - 0.8%

Axon Enterprise, Inc.†	16,760	2,106,564

Food-Catering - 0.1%

Healthcare Services Group, Inc.	13,660	323,332

Food-Misc./Diversified - 1.2%

Lamb Weston Holdings, Inc.	42,092	3,046,619

Food-Wholesale/Distribution - 0.9%

Performance Food Group Co.†	54,255	2,353,582

Gas-Distribution - 1.7%

NiSource, Inc.	33,751	816,774
UGI Corp.	105,914	3,757,829

		4,574,603

Healthcare Safety Devices - 0.1%

Tandem Diabetes Care, Inc.†	4,178	392,231

Hotels/Motels - 1.8%

Choice Hotels International, Inc.	35,571	3,544,650
Hyatt Hotels Corp., Class A	18,544	1,334,612

		4,879,262

Instruments-Controls - 0.1%

Mettler-Toledo International, Inc.†	119	136,855

Insurance-Property/Casualty - 4.0%

Alleghany Corp.	2,222	1,278,094
Erie Indemnity Co., Class A	5,659	1,276,727
Fidelity National Financial, Inc.	44,447	1,599,648
Markel Corp.†	3,201	3,117,230
White Mountains Insurance Group, Ltd.	1,873	1,798,080
WR Berkley Corp.	22,163	1,443,476

		10,513,255

Internet Content-Entertainment - 1.4%

Roku, Inc.†	12,880	3,781,182

Internet Infrastructure Software - 1.7%

F5 Networks, Inc.†	27,957	4,551,679

Investment Management/Advisor Services - 0.4%

Hamilton Lane, Inc., Class A	15,872	1,109,135

Lasers-System/Components - 3.8%

Coherent, Inc.†	28,681	3,492,772
II-VI, Inc.†#	96,790	6,547,844

		10,040,616

Machine Tools & Related Products - 1.1%

Lincoln Electric Holdings, Inc.	26,159	3,008,285

Machinery-General Industrial - 2.0%

IDEX Corp.	22,446	4,335,445
Middleby Corp.†	6,427	874,008

		5,209,453

Machinery-Pumps - 2.8%

Graco, Inc.	20,129	1,363,538
Ingersoll Rand, Inc.†	137,377	6,081,680

		7,445,218

Medical Instruments - 2.3%

Integra LifeSciences Holdings Corp.†	62,638	3,428,178
NuVasive, Inc.†	55,850	2,586,972

		6,015,150

Medical Products - 1.6%

Hill-Rom Holdings, Inc.	45,706	4,335,671

Medical-Biomedical/Gene - 5.7%

Allakos, Inc.†	1,359	145,454
Apellis Pharmaceuticals, Inc.†	46,730	2,202,852
ChemoCentryx, Inc.†	49,273	2,717,406
Iovance Biotherapeutics, Inc.†	57,860	2,245,546
Kodiak Sciences, Inc.†	11,070	1,512,937
PTC Therapeutics, Inc.†	62,640	3,919,385
Sage Therapeutics, Inc.†	31,154	2,308,200

		15,051,780

Medical-Drugs - 2.6%

PRA Health Sciences, Inc.†	28,668	3,216,550
Reata Pharmaceuticals, Inc., Class A†#	23,539	3,595,582

		6,812,132

Medical-HMO - 1.0%

Molina Healthcare, Inc.†	13,037	2,661,243

Medical-Outpatient/Home Medical - 2.4%

Amedisys, Inc.†	13,712	3,356,560
LHC Group, Inc.†	15,296	3,002,911

		6,359,471

Non-Hazardous Waste Disposal - 1.2%

GFL Environmental, Inc.	120,125	3,258,991

Oil Companies-Exploration & Production - 0.2%

Cabot Oil & Gas Corp.	23,244	407,235

Physical Therapy/Rehabilitation Centers - 1.7%

Encompass Health Corp.	56,461	4,549,627

Real Estate Investment Trusts - 4.2%

Douglas Emmett, Inc.	42,330	1,310,960
Equity Commonwealth	48,135	1,276,059
Life Storage, Inc.	12,059	1,323,114
PS Business Parks, Inc.	6,588	868,298
Rexford Industrial Realty, Inc.	53,623	2,569,614
STORE Capital Corp.	112,126	3,650,823

		10,998,868

Real Estate Management/Services - 0.9%

Redfin Corp.†	49,741	2,382,096

Rental Auto/Equipment - 0.9%

AMERCO	5,716	2,367,739

Retail-Automobile - 0.9%

CarMax, Inc.†	26,340	2,462,263

Semiconductor Equipment - 1.7%

MKS Instruments, Inc.	32,789	4,524,226

Telecommunication Equipment - 1.4%

CommScope Holding Co., Inc.†	306,796	3,635,533

Transport-Truck - 1.2%

Knight-Swift Transportation Holdings, Inc.	77,762	3,210,793

Web Hosting/Design - 1.1%

Q2 Holdings, Inc.†#	26,511	3,005,552

Total Long-Term Investment Securities (cost $219,516,585)		264,116,195

SHORT-TERM INVESTMENT SECURITIES - 0.0%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2) (cost $76,743)	76,743	76,743

REPURCHASE AGREEMENTS - 0.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $908,000 and collateralized by $929,900 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $926,235 (cost $908,000)	$908,000	908,000

TOTAL INVESTMENTS (cost $220,501,328)	100.1%	265,100,938
Liabilities in excess of other assets	(0.1)	(178,300)

NET ASSETS	100.0%	$264,922,638

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At November 30, 2020, the Fund had loaned securities with a total value of $15,101,889. This was secured by collateral of $76,743, which was received in cash and subsequently invested in short-term investments currently valued at $76,743 as reported in the Portfolio of Investments. Additional collateral of $15,395,583 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$602,311
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	1,617,452
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	55,435
United States Treasury Bills	0.00%	12/03/2020 to 07/15/2021	584,140
United States Treasury Notes/Bonds	0.13% to 8.13%	12/31/2020 to 02/15/2050	12,536,245

(2)	The rate shown is the 7-day yield as of November 30, 2020.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$264,116,195	$—	$—	$264,116,195
Short-Term Investment Securities	76,743	—	—	76,743
Repurchase Agreements	—	908,000	—	908,000

Total Investments at Value	$264,192,938	$908,000	$—	$265,100,938

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.7%
Aerospace/Defense-Equipment - 1.9%

Hexcel Corp.	60,249	$2,983,531
Howmet Aerospace, Inc.	162,318	3,807,980
L3Harris Technologies, Inc.	25,699	4,933,951
Moog, Inc., Class A	42,489	3,286,949

		15,012,411

Agricultural Biotech - 0.4%

Corteva, Inc.	90,696	3,475,471

Agricultural Chemicals - 0.3%

Mosaic Co.	108,962	2,392,806

Airlines - 0.7%

Alaska Air Group, Inc.	58,112	2,961,969
Southwest Airlines Co.	61,841	2,865,712

		5,827,681

Apparel Manufacturers - 1.3%

Carter’s, Inc.#	66,434	5,911,961
Columbia Sportswear Co.	59,062	4,838,950

		10,750,911

Appliances - 0.6%

Whirlpool Corp.	22,774	4,432,048

Auto-Heavy Duty Trucks - 0.7%

Cummins, Inc.	13,119	3,032,719
PACCAR, Inc.	28,863	2,512,813

		5,545,532

Auto/Truck Parts & Equipment-Original - 1.8%

Allison Transmission Holdings, Inc.	33,335	1,368,402
Gentex Corp.	217,183	7,080,166
Lear Corp.	17,746	2,536,790
Meritor, Inc.†	135,588	3,579,523

		14,564,881

Banks-Commercial - 5.4%

Atlantic Union Bankshares Corp.	194,523	5,818,183
BancorpSouth Bank	157,165	3,984,133
East West Bancorp, Inc.	82,889	3,541,018
South State Corp.	85,769	5,701,066
Synovus Financial Corp.	202,068	6,379,287
Truist Financial Corp.	124,572	5,782,632
Western Alliance Bancorp	131,805	6,757,642
Zions Bancorp NA	145,431	5,612,182

		43,576,143

Banks-Fiduciary - 0.2%

State Street Corp.	25,885	1,824,375

Banks-Super Regional - 2.6%

Fifth Third Bancorp	278,553	7,058,533
Huntington Bancshares, Inc.	631,089	7,623,555
KeyCorp	389,979	6,029,075

		20,711,163

Batteries/Battery Systems - 0.6%

EnerSys	56,056	4,585,941

Beverages-Non-alcoholic - 0.4%

Coca-Cola European Partners PLC	77,320	3,454,658

Building & Construction Products-Misc. - 0.9%

Fortune Brands Home & Security, Inc.	43,690	3,648,115
Owens Corning	49,936	3,638,836

		7,286,951

Building Products-Cement - 0.5%

Buzzi Unicem SpA	89,802	2,186,326
Eagle Materials, Inc.	21,931	1,995,502

		4,181,828

Building Products-Doors & Windows - 0.9%

JELD-WEN Holding, Inc.†	202,532	4,899,249
PGT Innovations, Inc.†	133,411	2,484,113

		7,383,362

Building Products-Wood - 0.4%

Masco Corp.	56,650	3,040,406

Building-Heavy Construction - 0.3%

MasTec, Inc.†	39,175	2,221,614

Building-Residential/Commercial - 0.4%

Lennar Corp., Class A	46,829	3,552,448

Cable/Satellite TV - 0.5%

Altice USA, Inc., Class A†	111,037	3,766,375

Casino Hotels - 0.6%

Las Vegas Sands Corp.	43,224	2,408,009
Wynn Resorts, Ltd.	20,659	2,076,230

		4,484,239

Chemicals-Diversified - 2.7%

Celanese Corp.	52,638	6,807,672
DuPont de Nemours, Inc.	47,516	3,014,415
FMC Corp.	83,484	9,684,979
PPG Industries, Inc.	16,926	2,484,229

		21,991,295

Chemicals-Specialty - 0.7%

Ingevity Corp.†	28,237	1,880,019
Rogers Corp.†	25,592	3,759,721

		5,639,740

Commercial Services-Finance - 0.3%

EVERTEC, Inc.	64,838	2,410,028

Computer Services - 2.3%

Amdocs, Ltd.	94,996	6,251,687
Leidos Holdings, Inc.	84,621	8,521,335
Science Applications International Corp.	38,627	3,574,542

		18,347,564

Computers-Memory Devices - 0.3%

Western Digital Corp.	60,011	2,693,294

Computers-Other - 0.9%

Lumentum Holdings, Inc.†	86,794	7,497,266

Containers-Metal/Glass - 0.7%

Crown Holdings, Inc.†	63,348	5,970,549

Cruise Lines - 0.2%

Norwegian Cruise Line Holdings, Ltd.†	79,515	1,818,508

Dental Supplies & Equipment - 0.5%

DENTSPLY SIRONA, Inc.	85,102	4,330,841

Diagnostic Equipment - 0.4%

Avantor, Inc.†	131,151	3,577,799

Distribution/Wholesale - 0.5%

HD Supply Holdings, Inc.†	40,234	2,244,253
LKQ Corp.†	58,751	2,069,210

		4,313,463

Diversified Manufacturing Operations - 2.6%

Eaton Corp. PLC	50,660	6,135,433

ITT, Inc.	54,619	3,966,978
Parker-Hannifin Corp.	17,846	4,769,522
Textron, Inc.	95,877	4,324,053
Trane Technologies PLC	9,869	1,443,242

		20,639,228

E-Commerce/Products - 0.4%

eBay, Inc.	55,328	2,790,191

E-Commerce/Services - 0.4%

Expedia Group, Inc.	26,016	3,238,732

Electric Products-Misc. - 1.0%

AMETEK, Inc.	64,463	7,640,799

Electric-Integrated - 3.8%

Alliant Energy Corp.	46,427	2,442,060
American Electric Power Co., Inc.	24,839	2,108,583
CenterPoint Energy, Inc.	237,868	5,516,159
DTE Energy Co.	38,533	4,847,837
Edison International	73,824	4,529,840
Entergy Corp.	49,215	5,357,053
Evergy, Inc.	62,947	3,487,893
Portland General Electric Co.	54,776	2,266,631

		30,556,056

Electronic Components-Misc. - 0.5%

Flex, Ltd.†	128,121	2,079,404
Hubbell, Inc.	12,658	2,045,406

		4,124,810

Electronic Components-Semiconductors - 1.6%

ON Semiconductor Corp.†	121,728	3,499,680
Qorvo, Inc.†	40,182	6,295,716
Tower Semiconductor, Ltd.†	110,774	2,709,532

		12,504,928

Electronic Connectors - 0.8%

TE Connectivity, Ltd.	59,608	6,793,524

Enterprise Software/Service - 0.5%

SS&C Technologies Holdings, Inc.	56,016	3,858,942

Entertainment Software - 0.2%

Electronic Arts, Inc.	13,051	1,667,265

Finance-Consumer Loans - 0.9%

SLM Corp.	552,739	5,864,561
Synchrony Financial	53,172	1,620,151

		7,484,712

Finance-Credit Card - 0.6%

Discover Financial Services	59,400	4,524,498

Finance-Leasing Companies - 0.1%

AerCap Holdings NV†	16,607	610,473

Financial Guarantee Insurance - 0.5%

MGIC Investment Corp.	337,008	4,030,616

Food-Meat Products - 0.2%

Tyson Foods, Inc., Class A	24,272	1,582,534

Food-Misc./Diversified - 1.1%

Nomad Foods, Ltd.†	92,569	2,235,541
Post Holdings, Inc.†	36,543	3,451,852
Simply Good Foods Co.†	143,791	3,126,016

		8,813,409

Food-Wholesale/Distribution - 0.8%

US Foods Holding Corp.†	192,548	6,061,411

Footwear & Related Apparel - 0.8%

Steven Madden, Ltd.	196,695	6,189,992

Gambling (Non-Hotel) - 0.1%

International Game Technology PLC#	80,095	1,008,396

Hazardous Waste Disposal - 1.0%

Clean Harbors, Inc.†	107,988	7,815,092

Home Furnishings - 0.5%

Leggett & Platt, Inc.	57,409	2,474,328
Tempur Sealy International, Inc.†	46,632	1,174,660

		3,648,988

Hotels/Motels - 1.6%

Marriott International, Inc., Class A	20,682	2,623,925
Wyndham Destinations, Inc.	44,901	1,888,536
Wyndham Hotels & Resorts, Inc.	143,118	8,229,285

		12,741,746

Human Resources - 0.7%

ASGN, Inc.†	38,275	2,992,339
Robert Half International, Inc.	47,009	3,017,038

		6,009,377

Independent Power Producers - 0.3%

Vistra Corp.	107,492	2,007,951

Insurance Brokers - 0.6%

Aon PLC, Class A	17,999	3,687,815
Willis Towers Watson PLC	6,622	1,378,634

		5,066,449

Insurance-Life/Health - 2.2%

Aflac, Inc.	39,840	1,750,171
CNO Financial Group, Inc.	296,069	6,300,348
Globe Life, Inc.	31,083	2,893,827
Voya Financial, Inc.	121,339	6,992,767

		17,937,113

Insurance-Multi-line - 1.1%

Allstate Corp.	34,266	3,507,125
Kemper Corp.	73,172	5,484,242

		8,991,367

Insurance-Property/Casualty - 2.8%

Alleghany Corp.	12,951	7,449,415
Assurant, Inc.	38,666	4,992,554
Hanover Insurance Group, Inc.	53,914	6,057,238
Lancashire Holdings, Ltd.	246,478	2,441,440
Travelers Cos., Inc.	14,096	1,827,547

		22,768,194

Insurance-Reinsurance - 1.7%

Essent Group, Ltd.	47,460	2,081,596
Everest Re Group, Ltd.	17,043	3,874,385
Reinsurance Group of America, Inc.	26,512	3,056,303
RenaissanceRe Holdings, Ltd.	30,333	4,994,025

		14,006,309

Internet Content-Information/News - 0.2%

Yelp, Inc.†	60,350	1,927,579

Internet Infrastructure Software - 0.6%

F5 Networks, Inc.†	28,151	4,583,264

Investment Management/Advisor Services - 1.0%

Ameriprise Financial, Inc.	43,174	7,997,552

Lasers-System/Components - 0.3%

Coherent, Inc.†	20,759	2,528,031

Machine Tools & Related Products - 1.5%

Colfax Corp.†	172,150	6,211,172
Kennametal, Inc.	169,194	5,920,098

		12,131,270

Machinery-Construction & Mining - 0.3%

Oshkosh Corp.	33,430	2,691,115

Machinery-Electrical - 0.3%

BWX Technologies, Inc.	39,700	2,258,136

Machinery-General Industrial - 0.8%

Altra Industrial Motion Corp.	39,010	2,214,208
Middleby Corp.†	30,469	4,143,479

		6,357,687

Machinery-Pumps - 2.7%

Curtiss-Wright Corp.	20,205	2,328,829
Dover Corp.	54,267	6,622,202
Ingersoll Rand, Inc.†	163,112	7,220,968
SPX FLOW, Inc.†	110,412	5,915,875

		22,087,874

Medical Information Systems - 0.3%

Change Healthcare, Inc.†	158,080	2,707,910

Medical Instruments - 0.2%

Boston Scientific Corp.†	46,156	1,530,071

Medical Labs & Testing Services - 1.2%

ICON PLC†	15,376	2,996,475
IQVIA Holdings, Inc.†	13,865	2,343,046
Laboratory Corp. of America Holdings†	13,234	2,644,683
PPD, Inc.†	56,532	1,978,620

		9,962,824

Medical Products - 1.5%

Avanos Medical, Inc.†	59,025	2,502,070
Hill-Rom Holdings, Inc.	38,625	3,663,967
Hologic, Inc.†	22,405	1,548,858
Zimmer Biomet Holdings, Inc.	31,497	4,696,833

		12,411,728

Medical-Drugs - 0.2%

Jazz Pharmaceuticals PLC†	13,330	1,875,664

Medical-HMO - 1.6%

Centene Corp.†	55,127	3,398,580
Humana, Inc.	11,617	4,652,841
Molina Healthcare, Inc.†	24,941	5,091,206

		13,142,627

Medical-Hospitals - 1.2%

Acadia Healthcare Co., Inc.†	66,609	2,827,552
HCA Healthcare, Inc.	16,113	2,418,722
Universal Health Services, Inc., Class B	30,775	4,018,600

		9,264,874

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	26,141	2,695,399

Metal Processors & Fabrication - 0.6%

Rexnord Corp.	129,663	4,863,659

Miscellaneous Manufacturing - 0.7%

John Bean Technologies Corp.	48,882	5,404,394

Motorcycle/Motor Scooter - 0.5%

Harley-Davidson, Inc.	108,698	4,379,442

Office Automation & Equipment - 0.3%

Xerox Holdings Corp.	105,287	2,304,732

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	12,810	1,913,045

Oil & Gas Drilling - 0.1%

Helmerich & Payne, Inc.	43,210	983,892

Oil Companies-Exploration & Production - 1.3%

ConocoPhillips	91,294	3,611,590
Diamondback Energy, Inc.	112,056	4,477,758
Parsley Energy, Inc., Class A	206,611	2,588,836

		10,678,184

Oil Refining & Marketing - 0.9%

Delek US Holdings, Inc.	146,316	1,944,540
Marathon Petroleum Corp.	70,085	2,724,905
Valero Energy Corp.	43,678	2,348,566

		7,018,011

Oil-Field Services - 0.8%

ChampionX Corp.†	144,851	1,720,830
Schlumberger, Ltd.	213,092	4,430,183

		6,151,013

Oil-U.S. Royalty Trusts - 0.1%

Viper Energy Partners LP	96,065	1,075,928

Physical Therapy/Rehabilitation Centers - 0.8%

Encompass Health Corp.	82,759	6,668,720

Publishing-Newspapers - 0.5%

TEGNA, Inc.	283,667	4,087,641

Real Estate Investment Trusts - 8.1%

American Assets Trust, Inc.	105,823	3,036,062
American Campus Communities, Inc.	89,187	3,549,643
American Homes 4 Rent, Class A	81,189	2,331,748
Americold Realty Trust#	107,018	3,652,524
Cousins Properties, Inc.	81,145	2,711,055
CyrusOne, Inc.	34,195	2,390,572
Duke Realty Corp.	99,281	3,778,635
Equity Residential	61,463	3,559,937
Essential Properties Realty Trust, Inc.	166,484	3,419,581
Essex Property Trust, Inc.	11,664	2,867,944
First Industrial Realty Trust, Inc.	70,104	2,935,956
Gaming and Leisure Properties, Inc.	180,754	7,508,521
Healthpeak Properties, Inc.	82,582	2,383,317
Highwoods Properties, Inc.	115,314	4,416,526
Host Hotels & Resorts, Inc.	148,603	2,084,900
Kilroy Realty Corp.	40,418	2,471,965
Lamar Advertising Co., Class A	23,070	1,836,603

Life Storage, Inc.	27,871	3,058,006
Regency Centers Corp.	69,368	3,161,793
Welltower, Inc.	63,117	3,975,109

		65,130,397

Retail-Apparel/Shoe - 0.6%

Foot Locker, Inc.	55,918	2,091,333
Ross Stores, Inc.	25,533	2,745,308

		4,836,641

Retail-Auto Parts - 0.6%

AutoZone, Inc.†	4,139	4,708,733

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	14,010	1,524,288

Retail-Discount - 0.2%

Dollar Tree, Inc.†	14,754	1,611,727

Retail-Perfume & Cosmetics - 0.3%

Ulta Beauty, Inc.†	8,689	2,392,951

Retail-Restaurants - 0.6%

Darden Restaurants, Inc.	17,490	1,888,570
Denny’s Corp.†	277,350	3,192,299

		5,080,869

Savings & Loans/Thrifts - 0.6%

Sterling Bancorp	276,580	4,419,748

Semiconductor Components-Integrated Circuits - 0.7%

NXP Semiconductors NV	34,174	5,413,845

Semiconductor Equipment - 1.8%

KLA Corp.	9,763	2,459,983
Lam Research Corp.	5,161	2,336,178
MKS Instruments, Inc.	47,079	6,495,961
Onto Innovation, Inc.†	66,843	2,955,129

		14,247,251

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc.	10,767	1,724,766

Steel-Producers - 1.2%

Reliance Steel & Aluminum Co.	50,023	5,892,710
Steel Dynamics, Inc.	102,034	3,694,651

		9,587,361

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†	75,130	3,365,824

Telecom Services - 0.2%

Rackspace Technology, Inc.†	86,074	1,545,889

Textile-Home Furnishings - 0.4%

Mohawk Industries, Inc.†	23,372	2,940,899

Theaters - 0.3%

Live Nation Entertainment, Inc.†	35,334	2,319,677

Transport-Rail - 0.4%

Kansas City Southern	16,689	3,106,991

Transport-Services - 0.2%

Expeditors International of Washington, Inc.	20,785	1,857,555

Transport-Truck - 0.4%

Knight-Swift Transportation Holdings, Inc.	81,079	3,347,752

Total Long-Term Investment Securities (cost $676,036,061)		796,620,123

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 1.2%

State Street Institutional Liquid Reserves Fund, Administration Class 0.00%(1) (cost $9,241,525)	9,240,601	9,241,525

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $1,043,000 and collateralized by $1,068,100 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $1,063,890 (cost $1,043,000)	$1,043,000	1,043,000

TOTAL INVESTMENTS (cost $686,320,586)	100.0%	806,904,648
Other assets less liabilities	0.0	335,364

NET ASSETS	100.0%	$807,240,012

#	The security or a portion thereof is out on loan.

At November 30, 2020, the Fund had loaned securities with a total value of $6,495,538. This was secured by collateral of $6,809,349 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	468,784
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	1,258,878
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	43,146
United States Treasury Bills	0.00%	12/03/2020 to 07/15/2021	317,544
United States Treasury Notes/Bonds	0.13% to 8.13%	12/15/2020 to 11/15/2049	4,720,997

†	Non-income producing security

(1)	The rate shown is the 7-day yield as of November 30, 2020.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$796,620,123	$—	$—	$796,620,123
Short-Term Investment Securities	9,241,525	—	—	9,241,525
Repurchase Agreements	—	1,043,000	—	1,043,000

Total Investments at Value	$805,861,648	$1,043,000	$—	$806,904,648

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 48.7%

VALIC Co. I Blue Chip Growth Fund	1,703	$43,580
VALIC Co. I Dividend Value Fund	6,704,847	76,234,115
VALIC Co. I Large Cap Core Fund	916,483	12,867,417
VALIC Co. I Large Capital Growth Fund	994,527	20,268,453
VALIC Co. I Mid Cap Index Fund	1,032,547	26,505,490
VALIC Co. I Mid Cap Strategic Growth Fund	751,123	15,811,129
VALIC Co. I Nasdaq-100® Index Fund	623,428	14,644,318
VALIC Co. I Science & Technology Fund	334,942	13,287,162
VALIC Co. I Small Cap Index Fund	832,877	16,465,980
VALIC Co. I Small Cap Special Values Fund	1,161,440	12,590,009
VALIC Co. I Stock Index Fund	2,096,352	101,148,967
VALIC Co. I Value Fund	1,181,031	21,152,272
VALIC Co. II Capital Appreciation Fund	1,843,913	35,163,423
VALIC Co. II Large Cap Value Fund	2,812,637	57,912,203
VALIC Co. II Mid Cap Growth Fund	1,091,096	13,485,947
VALIC Co. II Mid Cap Value Fund	3,167,554	55,653,926
VALIC Co. II Small Cap Growth Fund	428,661	10,347,878
VALIC Co. II Small Cap Value Fund	1,281,530	14,404,401

Total Domestic Equity Investment Companies
(cost $458,124,610)		517,986,670

Domestic Fixed Income Investment Companies - 32.3%

VALIC Co. I Capital Conservation Fund	2,720,133	29,323,030
VALIC Co. I Government Securities Fund	967,123	10,909,143
VALIC Co. I Inflation Protected Fund	5,199,688	62,760,235
VALIC Co. II Core Bond Fund	8,857,523	107,264,605
VALIC Co. II High Yield Bond Fund	4,738,933	36,537,171
VALIC Co. II Strategic Bond Fund	8,234,573	96,426,850

Total Domestic Fixed Income Investment Companies
(cost $323,477,715)		343,221,034

Domestic Money Market Investment Companies - 0.5%

VALIC Co. I Government Money Market I Fund(2) (cost $5,257,898)	5,257,898	5,257,898

International Equity Investment Companies - 13.1%

VALIC Co. I Emerging Economies Fund	3,093,623	29,049,119
VALIC Co. I International Equities Index Fund	5,934,863	43,858,637
VALIC Co. I International Growth Fund	483,919	7,844,330
VALIC Co. I International Value Fund	2,274,863	22,043,426
VALIC Co. II International Opportunities Fund	1,623,254	36,247,252

Total International Equity Investment Companies
(cost $126,760,091)		139,042,764

International Fixed Income Investment Companies - 3.3%

VALIC Co. I International Government Bond Fund (cost $31,571,001)	2,685,253	35,311,082

Real Estate Investment Companies - 2.1%

VALIC Co. I Global Real Estate Fund (cost $22,737,846)	2,943,599	22,489,095

TOTAL INVESTMENTS
(cost $967,929,161)	100.0%	1,063,308,543
Liabilities in excess of other assets	(0.0)	(168,219)
NET ASSETS	100.0%	$1,063,140,324

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports are available at our website, www.valic.com.

(1)	See Note 3
(2)	The 7-day yield as of November 30, 2020 is 0.01%.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$1,063,308,543	$—	$—	$1,063,308,543

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.4%
Applications Software - 4.5%

Duck Creek Technologies, Inc.†	49,337	$1,961,639
Elastic NV†	23,919	2,961,172
Jamf Holding Corp.†	11,080	351,236
JFrog, Ltd.†#	19,524	1,373,709
Medallia, Inc.†#	48,061	1,681,654
Outset Medical, Inc.†	12,784	818,176
Smartsheet, Inc., Class A†	42,882	2,488,443

		11,636,029

Auto/Truck Parts & Equipment-Original - 0.7%

Fox Factory Holding Corp.†	22,134	1,931,634

Banks-Commercial - 0.7%

First Financial Bankshares, Inc.	54,215	1,811,865

Building & Construction Products-Misc. - 2.4%

AZEK Co., Inc.†	23,517	840,027
Simpson Manufacturing Co., Inc.	30,011	2,758,011
Trex Co., Inc.†#	33,742	2,524,577

		6,122,615

Building-Mobile Home/Manufactured Housing - 0.8%

Winnebago Industries, Inc.	38,190	2,021,397

Building-Residential/Commercial - 0.6%

TRI Pointe Group, Inc.†#	86,747	1,516,338

Casino Hotels - 1.1%

Boyd Gaming Corp.	76,668	2,950,951

Commercial Services - 0.5%

LiveRamp Holdings, Inc.†	23,175	1,355,969

Commercial Services-Finance - 0.7%

Avalara, Inc.†	10,228	1,756,659

Computer Data Security - 1.1%

CyberArk Software, Ltd.†	15,770	1,811,500
Ping Identity Holding Corp.†	44,823	1,008,069

		2,819,569

Computer Services - 0.8%

Globant SA†	10,777	2,033,404

Computer Software - 2.4%

Bandwidth, Inc., Class A†	18,189	2,760,726
Envestnet, Inc.†	35,864	2,878,445
nCino, Inc.†	8,504	692,991

		6,332,162

Computers-Other - 0.6%

Corsair Gaming, Inc.†	42,716	1,622,354

Consulting Services - 0.5%

FTI Consulting, Inc.†	12,478	1,310,440

Consumer Products-Misc. - 1.3%

Helen of Troy, Ltd.†	16,348	3,302,132

Diagnostic Equipment - 0.2%

Adaptive Biotechnologies Corp.†	11,282	544,018

Diagnostic Kits - 1.9%

Natera, Inc.†	55,730	4,919,287

Distribution/Wholesale - 1.2%

SiteOne Landscape Supply, Inc.†	22,646	3,127,413

Diversified Manufacturing Operations - 2.1%

Carlisle Cos., Inc.	16,505	2,390,419
ITT, Inc.	42,849	3,112,123

		5,502,542

Drug Delivery Systems - 1.2%

Heron Therapeutics, Inc.†#	78,763	1,364,963
Revance Therapeutics, Inc.†	71,487	1,725,696

		3,090,659

E-Commerce/Products - 1.6%

Farfetch, Ltd., Class A†#	43,889	2,398,534
Leslie’s, Inc.†	32,739	677,370
RealReal, Inc.†	69,296	959,749

		4,035,653

E-Commerce/Services - 0.5%

MediaAlpha, Inc.† Class A	35,889	1,354,810

Electric Products-Misc. - 1.2%

Littelfuse, Inc.	12,740	3,064,352

Electronic Components-Semiconductors - 3.1%

Cree, Inc.†	26,252	2,372,918
Inphi Corp.†	20,765	3,221,275
Semtech Corp.†	34,117	2,301,874

		7,896,067

Electronic Measurement Instruments - 1.2%

Itron, Inc.†	41,085	3,229,692

Energy-Alternate Sources - 2.3%
Enphase Energy, Inc.†#	25,972	3,546,996
SolarEdge Technologies, Inc.†	8,583	2,385,902

		5,932,898

Enterprise Software/Service - 5.4%

Bill.com Holdings, Inc.†	13,560	1,663,948
Blackline, Inc.†	28,055	3,447,959
Cardlytics, Inc.†#	11,073	1,314,144
Everbridge, Inc.†#	18,300	2,323,002
Evolent Health, Inc., Class A†	88,944	1,292,356
ManTech International Corp., Class A	36,831	2,834,882
Vertex, Inc., Class A†	48,968	1,235,952

		14,112,243

Finance-Credit Card - 0.5%

I3 Verticals, Inc., Class A†	44,984	1,255,054

Finance-Investment Banker/Broker - 0.9%

Evercore, Inc., Class A	26,707	2,428,467

Finance-Leasing Companies - 0.6%

PROG Holdings Co., Inc.	23,028	1,449,152

Food-Retail - 0.8%

Grocery Outlet Holding Corp.†	54,040	2,087,025

Food-Wholesale/Distribution - 1.1%

Performance Food Group Co.†	66,842	2,899,606

Insurance Brokers - 0.5%

Selectquote, Inc.†	58,543	1,255,747

Insurance-Property/Casualty - 0.5%

Lemonade, Inc.†#	19,452	1,347,440
Palomar Holdings, Inc.†	375	24,788

		1,372,228

Internet Application Software - 1.3%

Anaplan, Inc.†	48,101	3,366,589

Investment Management/Advisor Services - 0.6%

Focus Financial Partners, Inc., Class A†	37,684	1,492,663

Machinery-Electrical - 0.6%

Vertiv Holdings Co.#	88,544	1,656,658

Machinery-General Industrial - 0.9%

Applied Industrial Technologies, Inc.	30,543	2,395,487

Machinery-Pumps - 1.0%

Graco, Inc.	36,889	2,498,861

Medical Information Systems - 0.3%

Oak Street Health, Inc.†	15,618	736,701

Medical Labs & Testing Services - 0.7%

Personalis, Inc.†	69,709	1,919,089

Medical Products - 4.2%

iRhythm Technologies, Inc.†	17,095	4,179,898
Nevro Corp.†	20,150	3,249,188
Shockwave Medical, Inc.†#	36,080	3,529,706

		10,958,792

Medical-Biomedical/Gene - 17.9%

ACADIA Pharmaceuticals, Inc.†	21,867	1,238,984
ADC Therapeutics SA†	49,697	1,854,195
Allogene Therapeutics, Inc.†	23,648	734,270
Amicus Therapeutics, Inc.†	154,951	3,546,828
Arrowhead Pharmaceuticals, Inc.†	40,355	2,523,398
Atara Biotherapeutics, Inc.†	102,077	2,367,166
Avrobio, Inc.†	78,960	1,087,279
Berkeley Lights, Inc.†	15,954	1,321,949
Biohaven Pharmaceutical Holding Co., Ltd.†	31,916	2,838,928
Blueprint Medicines Corp.†	27,761	3,000,409
Bridgebio Pharma, Inc.†#	34,366	1,726,548
FibroGen, Inc.†	38,846	1,604,728
Generation Bio Co.†	20,052	966,908
Global Blood Therapeutics, Inc.†	17,851	819,539
Halozyme Therapeutics, Inc.†	102,951	4,025,384
Homology Medicines, Inc.†	52,749	519,050
Intercept Pharmaceuticals, Inc.†	18,101	642,767
Kronos Bio, Inc.†	35,717	1,145,444
Mirati Therapeutics, Inc.†	7,776	1,849,522
Orchard Therapeutics PLC ADR†	64,393	326,473
REGENXBIO, Inc.†	35,807	1,247,516
Relay Therapeutics, Inc.†	36,000	1,919,160
REVOLUTION Medicines, Inc.†	30,549	1,332,853
Rubius Therapeutics, Inc.†#	65,365	409,839
Sage Therapeutics, Inc.†	24,038	1,780,975
Twist Bioscience Corp.†	39,983	4,467,700
Viela Bio, Inc.†	30,559	1,171,632

		46,469,444

Medical-Drugs - 1.0%

Alector, Inc.†	42,841	561,646
Clementia Pharmaceuticals, Inc. CVR†(1)	70,624	0
Coherus Biosciences, Inc.†	96,598	1,783,199
TherapeuticsMD, Inc.†	263,260	352,768

		2,697,613

Medical-Generic Drugs - 0.3%

Arvinas, Inc.†#	31,678	766,608

Medical-Hospitals - 0.7%

Acadia Healthcare Co., Inc.†	41,172	1,747,751

Medical-Outpatient/Home Medical - 1.1%

Amedisys, Inc.†	11,386	2,787,179

Miscellaneous Manufacturing - 1.3%

John Bean Technologies Corp.	29,805	3,295,241

Physicians Practice Management - 1.0%

Accolade, Inc.†	47,608	2,471,331

Publishing-Newspapers - 1.0%

New York Times Co., Class A	59,005	2,531,905

Real Estate Investment Trusts - 1.4%

CubeSmart	34,663	1,127,587
EastGroup Properties, Inc.	7,993	1,089,686
Terreno Realty Corp.	25,804	1,495,084

		3,712,357

Recreational Centers - 0.7%

Planet Fitness, Inc., Class A†	23,810	1,736,939

Retail-Automobile - 1.9%

Lithia Motors, Inc., Class A	10,934	3,163,206
Rush Enterprises, Inc., Class A	46,678	1,789,168

		4,952,374

Retail-Discount - 1.4%

BJ’s Wholesale Club Holdings, Inc.†	46,671	1,913,044
Ollie’s Bargain Outlet Holdings, Inc.†	20,209	1,779,605

		3,692,649

Retail-Floor Coverings - 0.8%

Floor & Decor Holdings, Inc., Class A†	26,526	2,124,467

Retail-Pet Food & Supplies - 1.6%

Freshpet, Inc.†	29,436	4,029,200

Retail-Restaurants - 1.3%

Texas Roadhouse, Inc.	43,402	3,289,872

Retail-Vision Service Center - 1.5%

National Vision Holdings, Inc.†	90,885	3,890,787

Schools - 0.6%

Bright Horizons Family Solutions, Inc.†	9,583	1,630,164

Semiconductor Equipment - 2.7%

Entegris, Inc.	41,295	3,824,743
MKS Instruments, Inc.	22,648	3,124,971

		6,949,714

Steel Pipe & Tube - 1.7%

Advanced Drainage Systems, Inc.	61,930	4,319,617

Telecom Equipment-Fiber Optics - 0.5%

Ciena Corp.†	30,032	1,345,434

Therapeutics - 0.3%

G1 Therapeutics, Inc.†#	46,871	855,864

Tools-Hand Held - 1.1%

MSA Safety, Inc.	18,802	2,809,771

Transport-Truck - 1.5%

Saia, Inc.†	21,729	3,792,580

Total Long-Term Investment Securities (cost $178,200,287)		255,004,132

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Registered Investment Companies - 1.8%

State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(2)(3) (cost $4,598,704)	4,598,704	4,598,704

TOTAL INVESTMENTS (cost $182,798,991)	100.2%	259,602,836
Liabilities in excess of other assets	(0.2)	(451,879)

NET ASSETS	100.0%	$259,150,957

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

At November 30, 2020, the Fund had loaned securities with a total value of $17,339,212. This was secured by collateral of $4,598,704, which was received in cash and subsequently invested in short-term investments currently valued at $4,598,704 as reported in the Portfolio of Investments. Additional collateral of $13,373,599 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$875,563
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	2,351,246
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	80,585
United States Treasury Bills	0.00%	02/11/2021 to 07/15/2021	42,700
United States Treasury Notes/Bonds	0.13% to 8.13%	12/31/2020 to 02/15/2050	10,023,505

(3)	The rate shown is 7-day yield as of November 30, 2020.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Drugs	$2,697,613	$—	$0	$2,697,613
Other Industries	252,306,519	—	—	252,306,519
Short-Term Investment Securities	4,598,704	—	—	4,598,704

Total Investments at Value	$259,602,836	$—	$0	$259,602,836

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.9%
Aerospace/Defense-Equipment - 0.9%

AAR Corp.	34,710	$984,723
Astronics Corp.†	46,300	528,746
Barnes Group, Inc.	11,600	533,716
Ducommun, Inc.†	1,700	84,524
Moog, Inc., Class A	9,400	727,184
Triumph Group, Inc.	25,300	333,201

		3,192,094

Agricultural Operations - 0.1%

Andersons, Inc.	5,800	131,834
Fresh Del Monte Produce, Inc.	12,300	312,297

		444,131

Airlines - 0.6%

Allegiant Travel Co.	6,500	1,106,235
Hawaiian Holdings, Inc.	21,300	431,538
SkyWest, Inc.	8,600	369,198
Spirit Airlines, Inc.†	7,000	158,410

		2,065,381

Apparel Manufacturers - 0.3%

Deckers Outdoor Corp.†	3,600	916,524

Applications Software - 0.2%

IBEX Holdings, Ltd.†	30,800	612,920

Audio/Video Products - 0.2%

Universal Electronics, Inc.†	10,800	568,728

Auto-Heavy Duty Trucks - 0.1%

Navistar International Corp.†	6,000	265,560

Auto-Truck Trailers - 0.4%

Wabash National Corp.	73,000	1,290,640

Auto/Truck Parts & Equipment-Original - 1.5%

Adient PLC†	43,400	1,357,986
American Axle & Manufacturing Holdings, Inc.†	49,900	397,204
Cooper-Standard Holdings, Inc.†	800	27,136
Dana, Inc.	96,500	1,625,060
Gentherm, Inc.†	13,500	767,610
Meritor, Inc.†	36,200	955,680
Methode Electronics, Inc.	3,500	122,570
Modine Manufacturing Co.†	5,300	57,876

		5,311,122

Auto/Truck Parts & Equipment-Replacement - 0.1%

Douglas Dynamics, Inc.	4,500	176,040

Banks-Commercial - 14.0%

1st Source Corp.	13,120	489,638
Amalgamated Bank, Class A	17,600	223,872
American National Bankshares, Inc.	700	18,186
Ameris Bancorp	19,800	673,398
Atlantic Capital Bancshares, Inc.†	8,200	115,128
Atlantic Union Bankshares Corp.	900	26,919
BancFirst Corp.	13,480	731,020
Bancorp, Inc.†	61,700	728,060
BancorpSouth Bank	8,300	210,405
Bank of Commerce Holdings	3,900	36,699
Bank of N.T. Butterfield & Son, Ltd.	15,100	478,066
Bankwell Financial Group, Inc.	1,800	32,940
Banner Corp.	8,800	363,704
Bar Harbor Bankshares	16,300	375,715
Bridgewater Bancshares, Inc.†	19,900	234,223
Bryn Mawr Bank Corp.	3,300	98,406
Business First Bancshares, Inc.#	10,700	199,769
Cadence BanCorp	129,100	1,799,654
California Bancorp, Inc.†	6,500	104,650
Capital Bancorp, Inc.†	4,200	49,938
Capstar Financial Holdings, Inc.	10,100	121,705
Cathay General Bancorp	68,090	1,923,543
Central Pacific Financial Corp.	47,800	783,442
Central Valley Community Bancorp	5,700	81,225
Century Bancorp, Inc., Class A	418	30,890
Chemung Financial Corp.	1,000	33,550
CIT Group, Inc.	72,700	2,434,723
Citizens & Northern Corp.	1,500	27,225
City Holding Co.	6,900	453,261
Columbia Banking System, Inc.	24,100	761,801
Community Bank System, Inc.	13,480	839,130
Community Trust Bancorp, Inc.	17,418	589,599
ConnectOne Bancorp, Inc.	42,300	749,979
Customers Bancorp, Inc.†	56,300	950,907
East West Bancorp, Inc.	1,273	54,383
Enterprise Financial Services Corp.	22,600	768,626
Equity Bancshares, Inc., Class A†	10,400	210,860
Evans Bancorp, Inc.	2,700	72,846
Farmers National Banc Corp.	11,800	147,972
FB Financial Corp.	1,826	58,286
Financial Institutions, Inc.	21,900	438,219
First Bancorp/North Carolina	7,500	235,350
First BanCorp/Puerto Rico	228,600	1,815,084
First Business Financial Services, Inc.	6,000	113,340
First Choice Bancorp	6,900	114,057
First Citizens BancShares, Inc., Class A	690	364,727
First Commonwealth Financial Corp.	102,900	995,043
First Community Bankshares, Inc.	6,400	134,848
First Community Corp.	3,200	55,232
First Financial Corp.	4,600	174,202
First Hawaiian, Inc.	10,100	221,392
First Horizon Corp.	64,208	784,622
First Internet Bancorp	6,200	158,596
First Interstate BancSystem, Inc., Class A	7,170	272,819
First Merchants Corp.	9,400	313,208
First Midwest Bancorp, Inc.	19,500	272,805
First Northwest Bancorp	2,400	36,000
Flagstar Bancorp, Inc.	35,500	1,243,920
Fulton Financial Corp.	40,000	492,800
Glacier Bancorp, Inc.	6,300	256,851
Great Southern Bancorp, Inc.	17,800	817,020
Great Western Bancorp, Inc.	53,200	874,076
Hancock Whitney Corp.	52,882	1,485,455
Hanmi Financial Corp.	42,600	415,350
HBT Financial, Inc.	10,100	141,198
Heritage Commerce Corp.	6,700	56,414
Hilltop Holdings, Inc.	43,197	1,040,616
Home BancShares, Inc.	41,000	758,910
HomeStreet, Inc.	7,000	226,450
Hope Bancorp, Inc.	91,627	868,624
Independent Bank Corp.	20,400	347,004
Investar Holding Corp.	12,100	196,746
Kearny Financial Corp.	60,800	601,312
LCNB Corp.	5,800	85,840
Luther Burbank Corp.	26,200	257,546
Mackinac Financial Corp.	2,600	31,642

Mercantile Bank Corp.	2,000	49,660
Meridian Corp.	2,900	53,940
Meta Financial Group, Inc.	14,100	466,710
Metropolitan Bank Holding Corp.†	1,400	46,312
Midland States Bancorp, Inc.	3,400	57,630
Northrim BanCorp, Inc.	2,600	82,602
OFG Bancorp	15,800	264,650
Old National Bancorp	53,400	845,322
Old Second Bancorp, Inc.	11,200	108,192
OP Bancorp	13,200	96,360
Orrstown Financial Services, Inc.	5,800	93,496
PacWest Bancorp	5,035	117,114
Peapack-Gladstone Financial Corp.	13,900	305,939
Pinnacle Financial Partners, Inc.	5,300	287,048
Preferred Bank	1,900	69,863
Premier Financial Bancorp, Inc.	2,425	32,277
Premier Financial Corp.	13,220	273,786
Provident Bancorp, Inc.	20,500	207,050
RBB Bancorp	7,700	114,268
Renasant Corp.	1,600	49,392
Republic Bancorp, Inc., Class A	3,776	133,293
S&T Bancorp, Inc.	2,480	55,527
Sandy Spring Bancorp, Inc.	5,364	158,023
Select Bancorp, Inc.†	61,173	559,733
Shore Bancshares, Inc.	3,200	44,320
Sierra Bancorp	4,100	90,200
Tompkins Financial Corp.	2,448	155,717
TriCo Bancshares	4,900	160,524
TriState Capital Holdings, Inc.†	5,700	84,873
Trustmark Corp.	55,200	1,370,064
UMB Financial Corp.	23,760	1,615,918
Umpqua Holdings Corp.	94,614	1,314,188
United Bankshares, Inc.	32,700	957,456
United Community Banks, Inc.	44,800	1,071,168
Valley National Bancorp	4,920	44,969
Veritex Holdings, Inc.	28,522	618,642
Washington Trust Bancorp, Inc.	3,980	156,494
Webster Financial Corp.	11,900	450,296
West BanCorp, Inc.	1,430	27,570
Westamerica BanCorp	17,524	965,923
Western Alliance Bancorp	3,600	184,572
Western New England Bancorp, Inc.	6,900	46,092
Wintrust Financial Corp.	7,600	414,124

		49,082,958

Banks-Mortgage - 0.2%

Walker & Dunlop, Inc.	7,800	624,078

Broadcast Services/Program - 0.1%

Hemisphere Media Group, Inc.†	32,000	344,320

Building & Construction Products-Misc. - 0.9%

Builders FirstSource, Inc.†	41,200	1,541,292
Caesarstone, Ltd.#	30,400	362,976
Gibraltar Industries, Inc.†	2,300	150,558
Louisiana-Pacific Corp.	19,700	674,331
Summit Materials, Inc., Class A†	27,000	513,000

		3,242,157

Building & Construction-Misc. - 0.8%

EMCOR Group, Inc.	21,398	1,844,080
MYR Group, Inc.†	18,500	945,905

		2,789,985

Building Products-Doors & Windows - 0.1%

Cornerstone Building Brands, Inc.†	44,400	388,056
JELD-WEN Holding, Inc.†	3,200	77,408
PGT Innovations, Inc.†	3,300	61,446

		526,910

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	6,200	48,484

Building Products-Wood - 0.3%

Boise Cascade Co.	25,100	1,085,575
UFP Industries, Inc.	1,600	85,840

		1,171,415

Building-Heavy Construction - 2.0%

Aegion Corp.†	15,500	265,825
Arcosa, Inc.	18,700	970,343
Dycom Industries, Inc.†	6,700	421,162
Great Lakes Dredge & Dock Corp.†	29,200	329,668
MasTec, Inc.†	23,900	1,355,369
Primoris Services Corp.	62,600	1,518,050
Sterling Construction Co., Inc.†	31,000	495,690
Tutor Perini Corp.†	122,700	1,658,904

		7,015,011

Building-Maintenance & Services - 0.7%

ABM Industries, Inc.	64,000	2,464,000

Building-Residential/Commercial - 1.3%

KB Home	20,500	721,600
Meritage Homes Corp.†	13,100	1,180,965
Taylor Morrison Home Corp.†	32,100	811,488
TRI Pointe Group, Inc.†#	97,900	1,711,292

		4,425,345

Cable/Satellite TV - 0.5%

Liberty Latin America, Ltd., Class A†	59,100	670,785
Liberty Latin America, Ltd., Class C†	70,150	793,396
WideOpenWest, Inc.†	42,700	349,713

		1,813,894

Casino Hotels - 0.2%

Boyd Gaming Corp.	14,500	558,105

Casino Services - 0.7%

Caesars Entertainment, Inc.†	33,200	2,261,584
Scientific Games Corp.†	5,400	201,312

		2,462,896

Chemicals-Diversified - 0.4%

Koppers Holdings, Inc.†	41,700	1,128,819
Orion Engineered Carbons SA	11,500	178,940

		1,307,759

Chemicals-Specialty - 0.7%

H.B. Fuller Co.	1,100	57,563
Kraton Corp.†	16,100	434,700
Minerals Technologies, Inc.	15,560	944,025

PQ Group Holdings, Inc.†	20,300	259,637
Tronox Holdings PLC, Class A	64,600	817,190

		2,513,115

Circuit Boards - 0.1%

TTM Technologies, Inc.†	34,000	444,040

Coal - 0.7%

Arch Resources, Inc.	22,100	739,024
SunCoke Energy, Inc.	171,000	769,500
Warrior Met Coal, Inc.	63,200	1,100,944

		2,609,468

Coffee - 0.0%

Farmer Brothers Co.†	15,800	70,310

Commercial Services - 0.2%

SP Plus Corp.†	13,900	395,316
WW International, Inc.†	8,900	262,639

		657,955

Commercial Services-Finance - 0.1%

Green Dot Corp., Class A†	8,900	476,684

Computer Data Security - 0.0%

SecureWorks Corp., Class A†	9,011	101,734

Computer Services - 0.7%

Conduent, Inc.†	284,500	1,200,590
Perspecta, Inc.	25,000	560,500
StarTek, Inc.†	55,600	434,792
Sykes Enterprises, Inc.†	11,100	417,693

		2,613,575

Computers-Integrated Systems - 0.2%

Diebold Nixdorf, Inc.†	91,700	868,399

Consulting Services - 0.9%

GP Strategies Corp.†	27,600	317,400
Huron Consulting Group, Inc.†	13,300	586,131
ICF International, Inc.	5,100	369,393
Kelly Services, Inc., Class A	100,000	2,046,000

		3,318,924

Consumer Products-Misc. - 0.7%

Central Garden & Pet Co.†	16,600	664,664
Central Garden & Pet Co., Class A†	31,800	1,173,102
Quanex Building Products Corp.	25,300	521,180

		2,358,946

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A	2,000	97,220
O-I Glass, Inc.	16,500	186,780

		284,000

Containers-Paper/Plastic - 0.1%

Pactiv Evergreen Inc†	8,200	138,416
TriMas Corp.†	1,700	45,441

		183,857

Cosmetics & Toiletries - 0.2%

Edgewell Personal Care Co.†	19,800	688,050

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.	7,600	210,976

Dialysis Centers - 0.0%

American Renal Associates Holdings, Inc.†	13,500	154,035

Distribution/Wholesale - 2.3%

Avient Corp.	41,200	1,505,860
Core-Mark Holding Co., Inc.	23,100	720,489
Fossil Group, Inc.†	10,200	108,120
G-III Apparel Group, Ltd.†	47,500	967,575
H&E Equipment Services, Inc.	3,700	99,456
KAR Auction Services, Inc.	3,400	61,370
Resideo Technologies, Inc.†	3,400	62,866
ScanSource, Inc.†	68,700	1,724,370
Titan Machinery, Inc.†	10,800	197,316
Veritiv Corp.†	20,300	377,174
WESCO International, Inc.†	31,857	2,077,713

		7,902,309

Diversified Manufacturing Operations - 0.2%

EnPro Industries, Inc.	5,000	354,050
Fabrinet†	5,200	355,212

		709,262

Drug Delivery Systems - 0.1%

Revance Therapeutics, Inc.†	10,400	251,056

E-Commerce/Products - 0.1%

Overstock.com, Inc.†	3,900	263,211

E-Commerce/Services - 0.5%

Cars.com, Inc.†	118,300	1,321,411
Groupon, Inc.†	10,600	319,696

		1,641,107

E-Marketing/Info - 0.1%

comScore, Inc.†	124,900	318,495

Electric Products-Misc. - 0.0%

Graham Corp.	2,700	42,633

Electric-Distribution - 0.2%

Genie Energy, Ltd., Class B	6,400	53,120
Spark Energy, Inc., Class A#	31,100	288,608
Unitil Corp.	6,700	273,896

		615,624

Electric-Generation - 0.2%

Atlantic Power Corp.†	259,100	533,746

Electric-Integrated - 1.6%

ALLETE, Inc.	13,300	747,992
Avista Corp.	14,280	535,786
Black Hills Corp.	19,400	1,180,102
IDACORP, Inc.	7,900	715,582
NorthWestern Corp.	4,200	243,600
Portland General Electric Co.	48,400	2,002,792

		5,425,854

Electronic Components-Misc. - 1.5%

Bel Fuse, Inc., Class B	18,700	274,142
Benchmark Electronics, Inc.	73,621	1,790,463
Comtech Telecommunications Corp.	3,800	72,428
Sanmina Corp.†	43,200	1,374,408
SMART Global Holdings, Inc.†	34,600	1,061,874

Vishay Intertechnology, Inc.	32,700	633,072

		5,206,387

Electronic Components-Semiconductors - 0.3%

Amkor Technology, Inc.†	44,200	651,508
GSI Technology, Inc.†	7,600	50,464
Photronics, Inc.†	29,100	337,269

		1,039,241

Electronic Security Devices - 0.1%

API Group Corp.†*	27,000	418,500

Energy-Alternate Sources - 1.0%

FutureFuel Corp.	35,300	423,247
Green Plains, Inc.†	43,200	638,496
Maxeon Solar Technologies, Ltd.†#	7,925	193,528
Renewable Energy Group, Inc.†	24,000	1,393,920
REX American Resources Corp.†	6,500	510,250
SunPower Corp.†#	21,300	472,008

		3,631,449

Engineering/R&D Services - 0.7%

Fluor Corp.	36,100	623,447
KBR, Inc.	66,900	1,857,813

		2,481,260

Enterprise Software/Service - 0.6%

ACI Worldwide, Inc.†	12,000	390,960
Asure Software, Inc.†	33,800	261,612
Donnelley Financial Solutions, Inc.†	19,300	314,397
MicroStrategy, Inc., Class A†	2,400	822,648
Verint Systems, Inc.†	5,700	324,672

		2,114,289

Finance-Commercial - 0.0%

Marlin Business Services Corp.	11,800	122,602
MMA Capital Holdings, Inc.†	1,900	47,329

		169,931

Finance-Consumer Loans - 0.6%

Enova International, Inc.†	13,700	286,467
EZCORP, Inc., Class A†	28,300	144,047
Navient Corp.	77,900	729,923
Nelnet, Inc., Class A	12,400	841,960
Regional Management Corp.	3,500	93,555

		2,095,952

Finance-Investment Banker/Broker - 0.5%

Cowen, Inc., Class A	46,155	1,105,874
Oppenheimer Holdings, Inc., Class A	3,100	91,419
Piper Sandler Cos.	6,900	635,973

		1,833,266

Finance-Leasing Companies - 0.3%

Aaron’s Holdings Co., Inc.	14,000	881,020

Finance-Mortgage Loan/Banker - 0.6%

Mr. Cooper Group, Inc.†	40,500	1,079,730
Oportun Financial Corp.†	14,000	236,740
PennyMac Financial Services, Inc.	11,300	651,332

		1,967,802

Finance-Other Services - 0.0%

BGC Partners, Inc., Class A	12,600	52,164

Financial Guarantee Insurance - 0.9%

MBIA, Inc.†	26,300	167,531
MGIC Investment Corp.	77,900	931,684
NMI Holdings, Inc., Class A†	10,400	227,864
Radian Group, Inc.	104,600	1,974,848

		3,301,927

Food-Canned - 0.1%

Seneca Foods Corp., Class A†	7,600	318,288

Food-Misc./Diversified - 0.1%

B&G Foods, Inc.#	10,500	290,745

Food-Wholesale/Distribution - 0.5%

Performance Food Group Co.†	16,300	707,094
SpartanNash Co.	33,847	639,031
United Natural Foods, Inc.†	28,300	488,175

		1,834,300

Footwear & Related Apparel - 0.1%

Wolverine World Wide, Inc.	18,200	525,252

Gas-Distribution - 1.2%

New Jersey Resources Corp.	17,300	571,419
Northwest Natural Holding Co.	3,300	158,136
ONE Gas, Inc.	10,600	839,308
Southwest Gas Holdings, Inc.	26,440	1,698,770
Spire, Inc.	15,500	991,380

		4,259,013

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	10,400	200,408

Home Furnishings - 0.4%

Hooker Furniture Corp.	8,600	260,322
Purple Innovation, Inc.†	26,100	778,302
Sleep Number Corp.†	5,300	367,767

		1,406,391

Housewares - 0.2%

Lifetime Brands, Inc.	28,200	379,854
Tupperware Brands Corp.†	13,100	440,815

		820,669

Human Resources - 1.5%

Barrett Business Services, Inc.	10,400	693,784
Cross Country Healthcare, Inc.†	89,500	778,650
Heidrick & Struggles International, Inc.	49,100	1,281,510
Insperity, Inc.	1,100	94,050
Korn Ferry	19,900	796,796
TrueBlue, Inc.†	90,100	1,720,910

		5,365,700

Independent Power Producers - 1.0%

Clearway Energy, Inc., Class A	54,400	1,476,416
Clearway Energy, Inc., Class C	43,800	1,282,026
Vistra Corp.	42,629	796,310

		3,554,752

Insurance-Life/Health - 0.9%

American Equity Investment Life Holding Co.	39,000	1,024,920
CNO Financial Group, Inc.	91,520	1,947,545
Security National Financial Corp., Class A†	6,162	49,358

		3,021,823

Insurance-Property/Casualty - 0.8%

Ambac Financial Group, Inc.†	23,400	342,576
AMERISAFE, Inc.	600	32,838
FedNat Holding Co.	22,700	128,028
First American Financial Corp.	8,175	395,997
Heritage Insurance Holdings, Inc.	18,800	194,392
Horace Mann Educators Corp.	8,780	350,498
ProAssurance Corp.	16,700	265,697
ProSight Global, Inc.†	16,400	209,100
Selective Insurance Group, Inc.	1,800	111,276
Stewart Information Services Corp.	14,200	594,554
United Insurance Holdings Corp.	31,300	138,659

		2,763,615

Insurance-Reinsurance - 0.8%

Argo Group International Holdings, Ltd.	13,775	539,842
Essent Group, Ltd.	44,000	1,929,840
Third Point Reinsurance, Ltd.†	25,000	238,500

		2,708,182

Internet Content-Information/News - 0.2%

Yelp, Inc.†	20,200	645,188

Investment Management/Advisor Services - 1.2%

Artisan Partners Asset Management, Inc., Class A	1,400	63,000
Blucora, Inc.†	14,400	187,776
Boston Private Financial Holdings, Inc.	49,200	352,272
Federated Hermes, Inc.	16,700	448,228
Stifel Financial Corp.	33,700	2,335,410
Virtus Investment Partners, Inc.	3,900	697,632

		4,084,318

Machinery-Construction & Mining - 0.7%

Astec Industries, Inc.	14,300	829,400
Manitowoc Co, Inc.†	9,000	99,990
Terex Corp.	53,800	1,667,800

		2,597,190

Machinery-Electrical - 0.6%

Argan, Inc.	48,000	2,207,520
Bloom Energy Corp., Class A†#	1,500	36,780

		2,244,300

Machinery-Farming - 0.3%

AGCO Corp.	10,160	939,902

Machinery-General Industrial - 0.9%

Albany International Corp., Class A	1,000	68,530
Altra Industrial Motion Corp.	34,600	1,963,896
Applied Industrial Technologies, Inc.	10,600	831,358
DXP Enterprises, Inc.†	12,300	259,038
Gencor Industries, Inc.†	6,600	79,596
Ranpak Holdings Corp.†	9,900	111,969

		3,314,387

Machinery-Material Handling - 0.1%

Columbus McKinnon Corp.	8,000	302,320

Machinery-Pumps - 0.1%

Cactus, Inc., Class A	9,900	229,680
CIRCOR International, Inc.†	3,200	105,824

		335,504

Medical Information Systems - 0.4%

Allscripts Healthcare Solutions, Inc.†	97,000	1,326,960
Computer Programs & Systems, Inc.	3,300	93,819

		1,420,779

Medical Instruments - 0.1%

Apyx Medical Corp.†	36,100	276,165

Medical Labs & Testing Services - 0.2%

MEDNAX, Inc.†	29,100	588,111

Medical Products - 0.3%

Hanger, Inc.†	9,400	213,286
Invacare Corp.	27,600	235,428
LivaNova PLC†	3,000	158,550
Orthofix Medical, Inc.†	16,600	610,216

		1,217,480

Medical-Biomedical/Gene - 2.0%

Acceleron Pharma, Inc.†	4,700	554,929
Akero Therapeutics, Inc.†	10,100	290,678
ANI Pharmaceuticals, Inc.†	9,600	283,776
Arcus Biosciences, Inc.†	28,930	787,764
BioCryst Pharmaceuticals, Inc.†	24,400	124,684
Epizyme, Inc.†	20,600	283,044
Fate Therapeutics, Inc.†	15,200	888,668
Five Prime Therapeutics, Inc.†	14,100	265,080
Iovance Biotherapeutics, Inc.†	20,900	811,129
Karyopharm Therapeutics, Inc.†	13,000	220,870
Myriad Genetics, Inc.†	8,500	149,090
Novavax, Inc.†	9,000	1,255,500
Scholar Rock Holding Corp.†	12,600	627,732
WaVe Life Sciences, Ltd.†	33,100	291,942

		6,834,886

Medical-Drugs - 1.3%

89bio, Inc.†	14,300	386,243
Enanta Pharmaceuticals, Inc.†	3,100	127,720
Intra-Cellular Therapies, Inc.†	11,600	274,224
Kala Pharmaceuticals, Inc.†#	15,800	117,868
Lannett Co., Inc.†#	199,740	1,230,399
Minerva Neurosciences, Inc.†#	21,300	82,857
Prestige Consumer Healthcare, Inc.†	8,000	284,560
Protagonist Therapeutics, Inc.†	49,800	1,203,168
Spectrum Pharmaceuticals, Inc.†	121,700	573,207
Spero Therapeutics, Inc.†#	16,962	281,060
Zogenix, Inc.†	3,000	64,290

		4,625,596

Medical-Generic Drugs - 0.4%

Endo International PLC†	309,000	1,569,720

Medical-HMO - 0.5%

Magellan Health, Inc.†	9,300	735,165

Tivity Health, Inc.†	48,500	893,855

		1,629,020

Medical-Hospitals - 0.7%

Surgery Partners, Inc.†	25,000	610,750
Tenet Healthcare Corp.†	59,200	1,860,656

		2,471,406

Medical-Nursing Homes - 0.0%

National HealthCare Corp.	2,100	130,662

Metal Processors & Fabrication - 0.2%

AZZ, Inc.	3,403	151,740
LB Foster Co., Class A†	5,200	75,712
Mueller Industries, Inc.	1,300	42,588
Rexnord Corp.	11,700	438,867

		708,907

Metal Products-Distribution - 0.2%

Worthington Industries, Inc.	12,140	627,881

Metal-Aluminum - 0.6%

Alcoa Corp.†	45,700	909,430
Arconic Corp.†	17,400	478,674
Century Aluminum Co.†	9,200	93,380
Kaiser Aluminum Corp.	9,050	705,719

		2,187,203

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc.#	25,400	279,654

Motion Pictures & Services - 0.1%

Eros STX Global Corp.†#	161,100	343,143

Multimedia - 0.1%

E.W. Scripps Co., Class A	32,500	414,700

Networking Products - 0.3%

Infinera Corp.†	78,100	660,726
NeoPhotonics Corp.†	57,400	462,644

		1,123,370

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	74,200	422,940

Office Furnishings-Original - 1.0%

Herman Miller, Inc.	44,400	1,582,416
HNI Corp.	11,100	404,706
Kimball International, Inc., Class B	7,400	80,882
Knoll, Inc.	24,100	329,206
Steelcase, Inc., Class A	90,400	1,098,360

		3,495,570

Office Supplies & Forms - 0.4%

ACCO Brands Corp.	189,400	1,450,804

Oil & Gas Drilling - 0.1%

Patterson-UTI Energy, Inc.	59,900	258,169

Oil Companies-Exploration & Production - 1.4%

Berry Corp.	180,000	691,200
Bonanza Creek Energy, Inc.†	15,500	342,085
CNX Resources Corp.†	27,300	256,893
Evolution Petroleum Corp.	19,800	60,192
Falcon Minerals Corp.	95,800	220,340
Kosmos Energy, Ltd.	36,100	63,536
Magnolia Oil & Gas Corp., Class A†#	102,800	642,500
Matador Resources Co.†	32,600	331,868
Ovintiv, Inc.	45,600	581,856
PDC Energy, Inc.†	65,300	1,091,816
Range Resources Corp.	28,100	205,130
Southwestern Energy Co.†	68,400	212,724
Talos Energy, Inc.†	9,900	84,744
W&T Offshore, Inc.†#	58,600	114,856

		4,899,740

Oil Field Machinery & Equipment - 0.0%

Thermon Group Holdings, Inc.†	2,000	28,280

Oil Refining & Marketing - 0.4%

CVR Energy, Inc.	32,000	452,480
Delek US Holdings, Inc.	37,100	493,059
Murphy USA, Inc.	1,800	230,760
Par Pacific Holdings, Inc.†	15,400	175,406
PBF Energy, Inc., Class A	6,800	49,368

		1,401,073

Oil-Field Services - 1.4%

ChampionX Corp.†	38,500	457,380
Helix Energy Solutions Group, Inc.†	36,500	137,240
Liberty Oilfield Services, Inc., Class A	11,000	102,300
Matrix Service Co.†	93,400	894,772
MRC Global, Inc.†	74,400	430,032
National Energy Services Reunited Corp.†#	11,200	97,888
NexTier Oilfield Solutions, Inc.†	190,766	534,145
NOW, Inc.†	226,700	1,264,986
Oceaneering International, Inc.†	42,200	256,154
Oil States International, Inc.†	32,300	143,412
ProPetro Holding Corp.†	3,800	21,926
Select Energy Services, Inc., Class A†	115,100	486,873

		4,827,108

Paper & Related Products - 1.0%

Domtar Corp.	38,940	1,172,094
Glatfelter Corp.	16,100	258,888
Neenah, Inc.	9,100	441,441
Schweitzer-Mauduit International, Inc.	37,900	1,318,162
Verso Corp., Class A	42,000	454,020

		3,644,605

Pastoral & Agricultural - 0.5%

Darling Ingredients, Inc.†	33,000	1,593,240

Poultry - 0.0%

Sanderson Farms, Inc.	725	99,129

Power Converter/Supply Equipment - 0.2%

Powell Industries, Inc.	28,600	738,738

Printing-Commercial - 0.3%

Cimpress PLC†#	1,100	98,593
Deluxe Corp.	12,400	319,176
Ennis, Inc.	8,900	145,693
Quad/Graphics, Inc.	101,300	314,030

		877,492

Publishing-Books - 0.3%

Gannett Co, Inc.†	98,200	278,888
Houghton Mifflin Harcourt Co.†	253,400	762,734

		1,041,622

Publishing-Newspapers - 0.2%

TEGNA, Inc.	40,000	576,400

Publishing-Periodicals - 0.0%

Meredith Corp.	4,900	99,715

Racetracks - 0.4%

Penn National Gaming, Inc.†	20,500	1,435,000

Real Estate Investment Trusts - 10.8%

Acadia Realty Trust	26,900	381,980
Agree Realty Corp.	5,700	375,630
Alexander & Baldwin, Inc.	46,875	733,594
American Assets Trust, Inc.	28,500	817,665
American Finance Trust, Inc.	71,700	529,146
Apollo Commercial Real Estate Finance, Inc.	51,900	559,482
Ares Commercial Real Estate Corp.	58,300	649,462
Armada Hoffler Properties, Inc.	46,700	495,487
ARMOUR Residential REIT, Inc.	19,200	203,136
Blackstone Mtg. Trust, Inc., Class A#	52,400	1,361,352
Bluerock Residential Growth REIT, Inc.	1,500	15,300
Broadstone Net Lease, Inc., Class A	38,300	675,229
BRT Apartments Corp.	2,500	32,650
CareTrust REIT, Inc.	8,900	172,927
CatchMark Timber Trust, Inc., Class A	21,800	209,062
Chatham Lodging Trust	15,700	172,857
Cherry Hill Mtg. Investment Corp.#	3,087	27,968
City Office REIT, Inc.	84,200	738,434
Colony Credit Real Estate, Inc.	5,000	36,300
Columbia Property Trust, Inc.	10,300	143,994
CoreCivic, Inc.	8,400	59,556
CorePoint Lodging, Inc.	25,400	165,354
Cousins Properties, Inc.	15,949	532,856
DiamondRock Hospitality Co.	210,934	1,586,224
Diversified Healthcare Trust	19,200	84,672
Dynex Capital, Inc.#	6,200	109,182
Easterly Government Properties, Inc.	13,500	292,410
Ellington Financial, Inc.	8,900	128,160
Essential Properties Realty Trust, Inc.	19,100	392,314
First Industrial Realty Trust, Inc.	15,900	665,892
Franklin Street Properties Corp.	6,300	29,232
GEO Group, Inc.#	12,600	119,070
Getty Realty Corp.	22,546	640,081
Gladstone Commercial Corp.	41,800	756,162
Global Medical REIT, Inc.	4,800	65,712
Global Net Lease, Inc.	41,600	694,304
Granite Point Mtg. Trust, Inc.	29,100	269,466
Great Ajax Corp.	6,300	62,496
Healthcare Realty Trust, Inc.	19,700	581,150
Hersha Hospitality Trust	2,700	21,870
Highwoods Properties, Inc.	10,400	398,320
Hudson Pacific Properties, Inc.	5,000	130,000
Innovative Industrial Properties, Inc.	1,500	230,490
Invesco Mtg. Capital, Inc.#	20,486	68,014
Investors Real Estate Trust	3,500	242,900
Kite Realty Group Trust	30,700	442,080
KKR Real Estate Finance Trust, Inc.	26,500	483,095
Ladder Capital Corp.	114,300	1,042,416
Lexington Realty Trust	31,200	318,552
Mack-Cali Realty Corp.	21,400	292,324
Monmouth Real Estate Investment Corp.	4,400	65,252
National Health Investors, Inc.	1,000	64,660
New Senior Investment Group, Inc.	173,700	960,561
New York Mtg. Trust, Inc.	84,800	298,072
NexPoint Residential Trust, Inc.	1,208	53,526
Office Properties Income Trust	2,000	45,700
One Liberty Properties, Inc.	1,932	34,351
Pebblebrook Hotel Trust	11,293	208,920
PennyMac Mtg. Investment Trust	50,000	855,000
Physicians Realty Trust	39,900	692,265
Piedmont Office Realty Trust, Inc., Class A	41,100	642,393
Plymouth Industrial REIT, Inc.	2,000	26,280
PotlatchDeltic Corp.	32,000	1,489,280
PS Business Parks, Inc.	1,300	171,340
QTS Realty Trust, Inc., Class A#	900	53,469
Ready Capital Corp.	21,300	275,622
Redwood Trust, Inc.	109,500	947,175
Retail Opportunity Investments Corp.	34,700	450,406
Retail Properties of America, Inc., Class A	86,000	696,600
Retail Value, Inc.	6,000	92,400
RLJ Lodging Trust	28,826	355,425
Ryman Hospitality Properties, Inc.	2,300	147,637
Sabra Health Care REIT, Inc.	67,400	1,110,752
Saul Centers, Inc.	1,200	37,440
Service Properties Trust	42,740	506,896
SITE Centers Corp.	63,100	636,679
STAG Industrial, Inc.	41,300	1,229,914
Summit Hotel Properties, Inc.	13,000	112,970
Sunstone Hotel Investors, Inc.	216,972	2,278,206
TPG RE Finance Trust, Inc.	55,600	576,572
Two Harbors Investment Corp.	181,005	1,129,471
UMH Properties, Inc.	7,000	100,310
Urban Edge Properties	60,000	778,800
Urstadt Biddle Properties, Inc., Class A	8,300	116,532
Xenia Hotels & Resorts, Inc.	94,800	1,335,732

		37,812,617

Real Estate Management/Services - 0.5%

Newmark Group, Inc., Class A	65,829	462,120
Realogy Holdings Corp.†#	105,200	1,295,012

		1,757,132

Rental Auto/Equipment - 0.1%

Rent-A-Center, Inc.	11,000	372,020

Resort/Theme Parks - 0.5%

Marriott Vacations Worldwide Corp.	13,000	1,655,290

Retail-Apparel/Shoe - 1.1%

Abercrombie & Fitch Co., Class A	86,800	1,800,232
Caleres, Inc.	33,700	396,649
Children’s Place, Inc.	4,800	206,304
Genesco, Inc.†	28,700	900,319

Guess?, Inc.#	36,200	607,798

		3,911,302

Retail-Appliances - 0.0%

Conn’s, Inc.†	5,500	60,967

Retail-Arts & Crafts - 0.1%

Michaels Cos., Inc.†#	22,700	224,503

Retail-Automobile - 0.8%

Group 1 Automotive, Inc.	5,900	700,979
Lithia Motors, Inc., Class A	2,500	723,250
Rush Enterprises, Inc., Class A	11,700	448,461
Sonic Automotive, Inc., Class A	19,300	779,334

		2,652,024

Retail-Bedding - 0.4%

Bed Bath & Beyond, Inc.#	62,000	1,299,520

Retail-Building Products - 1.1%

Beacon Roofing Supply, Inc.†	9,400	342,066
BMC Stock Holdings, Inc.†	33,300	1,629,702
Foundation Building Materials, Inc.†	12,700	244,348
GMS, Inc.†	48,200	1,505,286

		3,721,402

Retail-Discount - 0.2%

Big Lots, Inc.	9,000	465,030
Citi Trends, Inc.	9,200	311,788

		776,818

Retail-Drug Store - 0.2%

Rite Aid Corp.†#	50,704	669,293

Retail-Home Furnishings - 0.1%

Haverty Furniture Cos., Inc.	14,200	386,524

Retail-Jewelry - 0.3%

Movado Group, Inc.	2,800	47,404
Signet Jewelers, Ltd.	31,500	954,135

		1,001,539

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	2,300	75,532

Retail-Misc./Diversified - 0.1%

GameStop Corp., Class A†#	20,900	346,104

Retail-Office Supplies - 0.4%

ODP Corp.	48,400	1,387,628

Retail-Regional Department Stores - 0.7%

Dillard’s, Inc., Class A#	19,300	902,468
Macy’s, Inc.#	167,500	1,710,175

		2,612,643

Retail-Restaurants - 0.7%

BJ’s Restaurants, Inc.	15,500	511,965
Brinker International, Inc.	31,600	1,583,476
Dine Brands Global, Inc.	4,700	295,959

		2,391,400

Retail-Sporting Goods - 0.2%

Zumiez, Inc.†	17,400	645,366

Rubber-Tires - 0.4%

Cooper Tire & Rubber Co.	15,100	599,923
Goodyear Tire & Rubber Co.	65,700	684,594

		1,284,517

Rubber/Plastic Products - 0.3%

Myers Industries, Inc.	3,858	65,547
Trinseo SA	23,645	898,274

		963,821

Satellite Telecom - 0.1%

Gogo, Inc.†	16,100	169,694
KVH Industries, Inc.†	5,700	58,710

		228,404

Savings & Loans/Thrifts - 2.8%

Axos Financial, Inc.†	24,200	810,700
BankFinancial Corp.	22,600	182,382
Berkshire Hills Bancorp, Inc.	44,500	729,800
Brookline Bancorp, Inc.	24,700	280,839
Dime Community Bancshares, Inc.	15,200	219,640
ESSA Bancorp, Inc.	4,300	68,026
Flushing Financial Corp.	20,400	289,680
FS Bancorp, Inc.	1,700	90,950
HomeTrust Bancshares, Inc.	20,700	352,521
Investors Bancorp, Inc.	178,100	1,724,008
Meridian Bancorp, Inc.	33,000	450,285
Northfield Bancorp, Inc.	66,400	739,032
OceanFirst Financial Corp.	50,500	796,385
Pacific Premier Bancorp, Inc.	10,800	311,256
Provident Financial Holdings, Inc.	1,700	24,480
Provident Financial Services, Inc.	61,677	966,479
Territorial Bancorp, Inc.	2,595	57,894
Washington Federal, Inc.	44,400	1,037,628
Waterstone Financial, Inc.	6,484	113,892
WSFS Financial Corp.	10,456	398,687

		9,644,564

Schools - 0.3%

American Public Education, Inc.†	28,500	884,640
Laureate Education, Inc., Class A†	6,100	86,620

		971,260

Semiconductor Equipment - 0.3%

Cohu, Inc.	18,800	533,732
Veeco Instruments, Inc.†	38,000	631,560

		1,165,292

Steel-Producers - 0.6%

Carpenter Technology Corp.	13,600	332,384
Commercial Metals Co.	97,500	1,941,225

		2,273,609

Steel-Specialty - 0.2%

Allegheny Technologies, Inc.†	52,700	710,923

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	1,823	26,926

Telecom Services - 0.3%

ATN International, Inc.	5,600	274,064
Consolidated Communications Holdings, Inc.†	83,000	464,800
Spok Holdings, Inc.	28,600	281,138

		1,020,002

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	35,200	444,752

Television - 0.7%

AMC Networks, Inc., Class A†#	31,000	1,022,070
Gray Television, Inc.†	22,400	395,584
Sinclair Broadcast Group, Inc., Class A	34,600	943,196

		2,360,850

Theaters - 0.3%

Cinemark Holdings, Inc.#	72,300	1,117,035

Transactional Software - 0.1%

Synchronoss Technologies, Inc.†	131,700	389,832

Transport-Air Freight - 0.0%

Atlas Air Worldwide Holdings, Inc.†	1,000	55,810

Transport-Marine - 0.4%

Costamare, Inc.	71,200	511,216
Diamond S Shipping, Inc.†	18,200	125,216
Dorian LPG, Ltd.†	26,900	294,017
International Seaways, Inc.	8,500	143,565
SEACOR Holdings, Inc.†	12,400	411,928

		1,485,942

Transport-Services - 0.7%

Bristow Group, Inc.†	2,933	65,259
Echo Global Logistics, Inc.†	58,200	1,652,298
Hub Group, Inc., Class A†	10,600	578,972

		2,296,529

Transport-Truck - 0.8%

ArcBest Corp.	62,320	2,611,831
Covenant Logistics Group, Inc.†	4,600	85,054

		2,696,885

Travel Services - 0.1%

Liberty TripAdvisor Holdings, Inc., Class A†	145,300	399,575

Water - 0.0%

Consolidated Water Co., Ltd.	11,400	124,944

Wireless Equipment - 0.2%

Maxar Technologies, Inc.	21,400	595,134

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	12,000	200,160

Total Long-Term Investment Securities
(cost $302,043,604)		342,257,955

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Registered Investment Companies - 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2) (cost $5,236,508)	5,236,508	5,236,508

REPURCHASE AGREEMENTS - 2.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $8,062,000 and collateralized by $8,255,900 of United States Treasury Notes, bearing interest at 0.25% due 08/31/2025 and having an approximate value of $8,223,359 (cost $8,062,000)	$8,062,000	8,062,000

TOTAL INVESTMENTS
(cost $315,342,112)	101.7%	355,556,463
Liabilities in excess of other assets	(1.7)	(6,083,096)

NET ASSETS	100.0%	$349,473,367

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $418,500 representing 0.1% of net assets.

(1)	The rate shown is the 7-day yield as of November 30, 2020.
(2)

At November 30, 2020, the Fund had loaned securities with a total value of $8,689,595. This was secured by collateral of $5,236,508, which was received in cash and subsequently invested in short-term investments currently valued at $5,236,508 as reported in the Portfolio of Investments. Additional collateral of $3,970,466 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$41,945
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	112,640
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	3,861
United States Treasury Bills	0.00%	02/11/2021 to 07/15/2021	71,960
United States Treasury Notes/Bonds	0.13% to 8.13%	12/31/2020 to 02/15/2050	3,740,060

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
77	Long	Russell 2000 E-Mini Index	December 2020	$6,841,051	$7,007,385	$166,334

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$342,257,955	—	$—	$342,257,955
Short-Term Investment Securities	5,236,508	—	—	5,236,508
Repurchase Agreements	—	8,062,000	—	8,062,000

Total Investments at Value	$347,494,463	$8,062,000	$—	$355,556,463

Other Financial Instruments:+
Futures Contracts	$166,334	$—	$—	$166,334

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares/ Principal Amount(11)	Value (Note 1)
ASSET BACKED SECURITIES - 2.0%
Diversified Financial Services - 2.0%

AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	$484,880	$491,326
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	500,000	512,763
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	318,000	321,297
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	680,000	729,756
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	850,000	978,577
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	350,000	354,468
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.14% (1 ML+1.00%) due 04/15/2034*(1)	700,000	678,108
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	101,842
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	200,000	204,933
CarMax Auto Owner Trust Series 2020-3, Class D 2.53% due 01/15/2027	300,000	308,788
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	250,000	256,124
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	364,629	372,703
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	411,467	425,506
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,310
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	100,000	120,509
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(2)	1,000,000	1,176,241
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 1.03% due 03/10/2048(1)(2)(4)	4,152,159	116,041
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(2)	250,000	262,950
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	150,000	152,840
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	1,675,000	1,766,975
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	534,106
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	201,949
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	132,000	134,269
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	60,000	60,006
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,854
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	233,000	237,278
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	960,000	1,086,954
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	2,500,000	2,630,293
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	565,480	567,018
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	405,275	406,924
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.04% (1 ML+0.90%) due 12/15/2033*(1)	550,000	547,685
Navient Private Education Refi Loan Trust Series 2020-FA, Class A 1.22% due 07/15/2069*	319,010	320,946
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	640,000	680,620
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	366,217	376,245
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	425,000	453,627
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	200,000	207,711
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A4 1.26% due 08/20/2026	340,000	347,668
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	150,000	156,456

Total Asset Backed Securities
(cost $17,681,151)		18,483,666

U.S. CONVERTIBLE BONDS & NOTES - 0.1%
Oil Field Machinery & Equipment - 0.1%

Hi Crush, Inc. Senior Sec. Notes 10.00% due 04/09/2026(5)(6)(7) (cost $647,801)		718,000	718,000

U.S. CORPORATE BONDS & NOTES - 38.9%
Advertising Agencies - 0.0%

Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030		266,000	282,283
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030		64,000	77,191

			359,474

Advertising Sales - 0.1%

National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*		1,370,000	1,070,313

Aerospace/Defense - 0.1%

BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*		494,000	559,377

Aerospace/Defense-Equipment - 0.3%

Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*		1,150,000	1,184,902
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*		1,594,000	1,705,580

			2,890,482

Airlines - 0.7%

American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*		2,300,000	2,543,800
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*		2,007,000	2,292,895
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025#		621,000	598,439
United Airlines Holdings, Inc. Company Guar. Notes 5.00% due 02/01/2024#		801,000	778,972

			6,214,106

Applications Software - 0.2%

SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*		1,515,000	1,622,944

Auction Houses/Art Dealers - 0.3%

Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*#		2,315,000	2,430,750

Auto-Cars/Light Trucks - 1.2%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*		151,000	152,503
Ford Motor Co. Senior Notes 4.75% due 01/15/2043		3,419,000	3,362,758
Ford Motor Co. Senior Notes 6.63% due 10/01/2028		2,726,000	3,134,900
Ford Motor Co. Senior Notes 7.45% due 07/16/2031		285,000	357,675
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030		412,000	415,296
General Motors Financial Co., Inc. Senior Notes 0.20% due 09/02/2022	EUR	1,575,000	1,884,195
General Motors Financial Co., Inc. Senior Notes 0.85% due 02/26/2026	EUR	575,000	686,454
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025		280,000	296,053
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*		252,000	268,994

			10,558,828

Auto-Heavy Duty Trucks - 0.3%

Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*		1,417,000	1,429,399
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*		1,220,000	1,294,725
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023		190,000	192,225

			2,916,349

Auto/Truck Parts & Equipment-Original - 0.2%

BorgWarner, Inc. Senior Notes 2.65% due 07/01/2027		227,000	242,059
Dana, Inc. Senior Notes 5.38% due 11/15/2027		1,021,000	1,086,089

			1,328,148

Banks-Commercial - 0.6%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	747,000	856,247
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	648,000	727,058
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	361,000	377,163
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	250,000	291,196
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	383,000	580,927
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	155,000	167,421
Signature Bank New York Sub. Notes 4.00% due 10/15/2030	636,000	644,056
SunTrust Bank Senior Notes 3.50% due 08/02/2022	7,000	7,146
Synovus Bank Senior Notes 2.29% due 02/10/2023	250,000	253,107
Truist Bank Sub. Notes 2.25% due 03/11/2030	336,000	353,051
Truist Bank Sub. Notes 2.64% due 09/17/2029	250,000	261,729
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	479,000	492,300

		5,011,401

Banks-Super Regional - 0.2%

Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	264,000	278,623
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	425,000	462,955
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	939,000	1,095,397
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	186,000	265,622

		2,102,597

Batteries/Battery Systems - 0.3%

Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,315,000	1,341,892
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,513,000	1,582,976

		2,924,868

Beverages-Non-alcoholic - 0.1%

Coca-Cola Co. Senior Notes 2.50% due 03/15/2051	292,000	303,644
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	302,000	322,763
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	242,000	270,576

		896,983

Beverages-Wine/Spirits - 0.0%

Pernod Ricard International Finance LLC Company Guar. Notes 2.75% due 10/01/2050*	151,000	149,289

Brewery - 0.1%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	525,000	686,009
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	505,000	640,983

		1,326,992

Broadcast Services/Program - 0.4%

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	248,000	320,508
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	199,000	200,244
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	2,750,000	2,935,625

		3,456,377

Building & Construction Products-Misc. - 0.2%

Owens Corning Senior Notes 4.30% due 07/15/2047	439,000	519,955
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,245,000	1,249,669

		1,769,624

Building Products-Air & Heating - 0.1%

Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	134,000	143,086
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030*	158,000	168,327
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	375,000	413,082

		724,495

Building Products-Doors & Windows - 0.2%

Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028		1,478,000	1,566,680

Building Products-Wood - 0.1%

Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*		726,000	787,710
Masco Corp. Senior Notes 2.00% due 10/01/2030		311,000	315,531

			1,103,241

Cable/Satellite TV - 0.9%

Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*		1,928,000	2,000,300
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*		1,565,000	1,709,762
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051		75,000	78,376
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061		374,000	384,270
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050		297,000	354,649
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038		29,000	36,556
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		94,000	131,077
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052		253,000	248,810
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027		294,000	331,660
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040		128,000	155,489
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038		56,000	68,942
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038		203,000	268,658
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		1,922,000	2,028,671
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037		364,000	503,665

			8,300,885

Casino Hotels - 0.2%

Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027		1,055,000	1,072,091
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026		1,041,000	1,081,339

			2,153,430

Casino Services - 0.2%

Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*		2,000,000	2,129,090

Cellular Telecom - 0.4%

Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026		1,954,000	2,429,770
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		600,000	692,007
T-Mobile USA, Inc. Senior Sec. Notes 2.25% due 11/15/2031*		463,000	469,741
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*		49,000	50,595
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*		195,000	207,907

			3,850,020

Chemicals-Diversified - 0.1%

LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060		178,000	190,644
Westlake Chemical Corp. Senior Notes 1.63% due 07/17/2029	EUR	365,000	448,060
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030		451,000	493,830

			1,132,534

Chemicals-Specialty - 0.3%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	206,000	213,256
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	334,000	384,605
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	1,365,000	1,419,313
Tronox, Inc. Company Guar. Notes 6.50% due 04/15/2026*	1,064,000	1,105,209

		3,122,383

Coal - 0.2%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	2,101,000	2,069,485

Commercial Services - 0.3%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	547,000	547,000
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	544,000	579,877
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	860,000	944,925
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	294,000	314,642

		2,386,444

Commercial Services-Finance - 0.2%

MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	275,000	269,328
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. Company Guar. Notes 4.63% due 11/01/2026*	1,271,000	1,320,315

		1,589,643

Computer Services - 0.7%

Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	2,005,000	2,145,350
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	796,000	844,223
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	197,000	200,305
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	180,000	200,353
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	94,000	111,283
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	1,535,000	1,665,475
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	321,000	341,865
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	750,000	768,750

		6,277,604

Computers - 0.4%

Apple, Inc. Senior Notes 2.05% due 09/11/2026	233,000	249,308
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,565,000	1,621,731
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	333,000	478,840
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	644,000	659,977
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	244,000	312,571

		3,322,427

Computers-Integrated Systems - 0.2%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	1,159,000	1,157,540
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	793,000	870,317

		2,027,857

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	5,000	5,776

Containers-Metal/Glass - 0.1%

Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	925,000	945,234

Containers-Paper/Plastic - 0.0%

Sonoco Products Co Senior Notes 3.13% due 05/01/2030		262,000	290,192

Cosmetics & Toiletries - 0.3%

Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*		3,176,000	3,096,600

Data Processing/Management - 0.1%

Fiserv, Inc. Senior Notes 1.63% due 07/01/2030	EUR	775,000	1,015,698

Direct Marketing - 0.1%

Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*		1,120,000	1,209,600

Distribution/Wholesale - 0.6%

H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*		750,000	752,813
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		1,508,000	1,576,312
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*		1,549,000	1,596,942
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*		1,194,000	1,270,117

			5,196,184

Diversified Banking Institutions - 1.3%

Bank of America Corp. Senior Notes 1.49% due 05/19/2024		583,000	595,309
Bank of America Corp. Senior Notes 1.90% due 07/23/2031		275,000	276,660
Bank of America Corp. Senior Notes 2.46% due 10/22/2025		378,000	400,566
Bank of America Corp. Senior Notes 3.71% due 04/24/2028		330,000	376,696
Bank of America Corp. Senior Notes 4.08% due 03/20/2051		71,000	90,490
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		610,000	704,963
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		296,000	434,806
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031		281,000	302,335
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	400,000	565,756
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		354,000	401,539
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		334,000	391,882
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		185,000	248,424
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		243,000	327,544
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		322,000	446,627
Goldman Sachs Group, Inc. Senior Notes 0.88% due 01/21/2030	EUR	400,000	495,946
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026		419,000	469,803
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030		269,000	315,098
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		518,000	793,714
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024		414,000	415,828
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026		914,000	955,219
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041		801,000	818,936
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		104,000	113,539
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051		112,000	125,130
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029		82,000	92,941
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		200,000	243,756
Morgan Stanley Senior Notes 3.62% due 04/01/2031		146,000	170,117
Morgan Stanley Senior Notes 3.63% due 01/20/2027		789,000	901,733
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		65,000	77,459

			11,552,816

Diversified Manufacturing Operations - 0.1%

General Electric Co. Senior Notes 1.88% due 05/28/2027	EUR	500,000	633,900
General Electric Co. Senior Notes 4.25% due 05/01/2040		100,000	113,818
General Electric Co. Senior Notes 4.35% due 05/01/2050		106,000	125,010
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		229,000	249,159

			1,121,887

Drug Delivery Systems - 0.1%

Becton Dickinson and Co. Senior Notes 1.90% due 12/15/2026	EUR	500,000	644,454

E-Commerce/Products - 0.0%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		149,000	206,226

E-Commerce/Services - 0.2%

GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*		1,476,000	1,546,110

Electric Products-Misc. - 0.0%

Emerson Electric Co. Senior Notes 0.88% due 10/15/2026		278,000	280,619

Electric-Distribution - 0.3%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.35% due 03/15/2031		354,000	350,901
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025		722,000	782,986
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*		1,275,000	1,341,976
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030		267,000	323,839

			2,799,702

Electric-Generation - 0.4%

Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046		267,000	336,068
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*		180,000	180,329
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*		1,385,000	1,481,950
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*		1,554,000	1,643,510

			3,641,857

Electric-Integrated - 1.1%

AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049		117,000	144,156
AES Corp. Senior Notes 2.45% due 01/15/2031*		518,000	527,052
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050		285,000	341,411
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025		668,000	731,286
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050		64,000	79,437
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065		352,000	555,172
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		254,000	327,014
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049		490,000	635,821
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039		555,000	700,443
Exelon Corp. Senior Notes 4.70% due 04/15/2050		201,000	271,997
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		569,000	782,021
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049		193,000	217,534
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050		116,000	132,197
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047		259,000	271,071
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045		262,000	281,430

Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	471,000	504,376
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	331,000	387,030
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	240,000	311,397
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	24,000	27,917
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	788,000	805,730
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	1,243,000	1,304,777
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	262,000	288,617

		9,627,886

Electronic Components-Semiconductors - 0.1%

Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	218,000	253,176
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	132,000	159,797
NVIDIA Corp. Senior Notes 3.70% due 04/01/2060	237,000	305,492

		718,465

Electronic Measurement Instruments - 0.0%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	32,000	36,729

Electronic Parts Distribution - 0.3%

Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	167,000	182,496
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,285,000	2,465,341

		2,647,837

Energy-Alternate Sources - 0.1%

Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	420,000	431,274

Enterprise Software/Service - 0.2%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,225,000	1,301,562
Oracle Corp. Senior Notes 2.50% due 04/01/2025	658,000	705,724

		2,007,286

Entertainment Software - 0.0%

Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	228,000	219,937

Finance-Auto Loans - 0.2%

Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	225,000	230,063
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,781,000	1,883,407

		2,113,470

Finance-Commercial - 0.1%

GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	453,000	521,895

Finance-Consumer Loans - 0.6%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	2,137,000	2,014,122
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	365,000	345,838
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	1,311,000	1,428,990
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	415,000	474,137
Synchrony Financial Senior Notes 4.50% due 07/23/2025	1,074,000	1,208,168

		5,471,255

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	2,195,000	2,104,456
American Express Co. Senior Notes 3.40% due 02/22/2024	223,000	242,597
American Express Co. Senior Notes 4.20% due 11/06/2025	165,000	191,581
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	363,000	385,675
Visa, Inc. Senior Notes 0.75% due 08/15/2027	115,000	114,295

		3,038,604

Finance-Investment Banker/Broker - 0.1%

LPL Holdings, Inc. Company Guar. Notes 4.63% due 11/15/2027*	375,000	384,375
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	697,000	721,409

		1,105,784

Finance-Mortgage Loan/Banker - 0.4%

Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	1,110,000	1,182,150
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	1,602,000	1,686,105
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	626,000	622,175
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	423,000	447,323

		3,937,753

Financial Guarantee Insurance - 0.1%

NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	1,110,000	1,228,892

Food-Dairy Products - 0.0%

Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(8)	110,000	103,400

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	195,000	216,255
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	210,000	250,110

		466,365

Food-Misc./Diversified - 0.6%

Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	254,000	344,236
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	2,095,000	2,121,188
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	1,055,000	1,189,948
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	1,565,000	1,627,600
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	167,000	171,739
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	335,000	376,866

		5,831,577

Food-Retail - 0.4%

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	1,677,000	1,767,793
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	800,000	825,100
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	709,000	765,720

		3,358,613

Food-Wholesale/Distribution - 0.3%

Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	262,000	273,869
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	115,000	151,952
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	270,000	398,887
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	109,000	169,056
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	1,475,000	1,568,729

		2,562,493

Hotels/Motels - 0.4%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	1,395,000	1,461,262
Wyndham Destinations, Inc. Senior Sec. Notes 6.63% due 07/31/2026*	860,000	965,350
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	1,400,000	1,529,500

		3,956,112

Human Resources - 0.2%

Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*		1,486,000	1,554,282

Independent Power Producers - 0.5%

Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*		1,945,000	2,085,857
NRG Energy, Inc. Senior Notes 3.38% due 02/15/2029*		569,000	581,091
NRG Energy, Inc. Senior Notes 3.63% due 02/15/2031*		1,445,000	1,496,485
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026		721,000	742,630

			4,906,063

Industrial Gases - 0.1%

Air Products and Chemicals, Inc. Senior Notes 0.80% due 05/05/2032	EUR	475,000	601,178

Instruments-Controls - 0.0%

Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022		218,000	218,351

Insurance Brokers - 0.0%

Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049		64,000	78,861
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048		61,000	85,833

			164,694

Insurance-Life/Health - 0.3%

Athene Global Funding Sec. Notes 1.13% due 09/02/2025	EUR	1,215,000	1,493,097
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		105,000	108,619
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030		331,000	405,594
Pacific LifeCorp Senior Notes 3.35% due 09/15/2050*		77,000	86,608
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026		640,000	659,226
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047		75,000	91,080
Unum Group Senior Notes 4.50% due 03/15/2025		116,000	129,199

			2,973,423

Insurance-Mutual - 0.0%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*		287,000	308,261

Insurance-Property/Casualty - 0.1%

Chubb INA Holdings, Inc. Company Guar. Notes 1.55% due 03/15/2028	EUR	385,000	500,646

Insurance-Reinsurance - 0.0%

Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050		172,000	188,197

Internet Connectivity Services - 0.2%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,359,000	1,394,280

Internet Content-Entertainment - 0.3%

Netflix, Inc. Senior Notes 4.88% due 06/15/2030*		2,640,000	3,055,800

Internet Telephone - 0.1%

Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*		935,000	945,379
Cablevision Lightpath LLC Senior Notes 5.63% due 09/15/2028*		212,000	222,271

			1,167,650

Investment Management/Advisor Services - 0.2%

AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*		1,885,000	1,894,425
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022		280,000	289,666

			2,184,091

Machinery-Construction & Mining - 0.1%

Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023		427,000	429,971
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027		328,000	331,141

			761,112

Machinery-Electrical - 0.0%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		266,000	284,352

Machinery-Farming - 0.2%

CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026		299,000	306,177
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		345,000	375,947
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022		518,000	536,636
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		149,000	163,180

			1,381,940

Medical Labs & Testing Services - 0.1%

Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		650,000	684,125

Medical Products - 0.1%

Stryker Corp. Senior Notes 1.00% due 12/03/2031	EUR	825,000	1,024,847

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 3.15% due 02/21/2040		903,000	978,146
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030		326,000	320,790
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050		182,000	177,920

			1,476,856

Medical-Drugs - 0.3%

AbbVie, Inc. Senior Notes 4.05% due 11/21/2039		247,000	299,931
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049		294,000	371,434
Bristol-Myers Squibb Co. FRS Senior Notes 0.60% (3 ML+0.38%) due 05/16/2022		855,000	857,881
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025		388,000	388,510
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044		129,000	175,930
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		164,000	176,122

			2,269,808

Medical-Generic Drugs - 0.2%

Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028		245,000	290,676
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*		1,095,000	1,182,600
Upjohn, Inc. Company Guar. Notes 4.00% due 06/22/2050*		173,000	197,396

			1,670,672

Medical-HMO - 0.1%

UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026		358,000	368,227
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060		173,000	200,424
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025		216,000	246,042

			814,693

Medical-Hospitals - 0.9%

Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*		314,000	330,878
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*		1,163,000	1,237,141
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030		974,000	1,008,201
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		606,000	678,435
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*		1,704,000	1,712,520
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024		1,075,000	1,093,812
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*		2,044,000	2,077,215

			8,138,202

Medical-Wholesale Drug Distribution - 0.0%

Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043		337,000	392,471

Metal-Copper - 0.4%

Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028		1,061,000	1,122,008
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030		956,000	1,039,487

Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028		695,000	742,642
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030		695,000	769,713

			3,673,850

Metal-Iron - 0.2%

Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#		1,044,000	1,038,780
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*		1,016,000	1,096,010

			2,134,790

Multimedia - 0.3%

E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*		2,530,000	2,536,325
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049		391,000	400,427

			2,936,752

Non-Hazardous Waste Disposal - 0.2%

Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030		1,638,000	1,744,470

Non-Profit Charity - 0.0%

Ford Foundation Notes 2.82% due 06/01/2070		223,000	235,035

Oil Companies-Exploration & Production - 1.6%

Apache Corp. Senior Notes 4.38% due 10/15/2028		1,310,000	1,336,200
Apache Corp. Senior Notes 4.63% due 11/15/2025		188,000	195,464
Apache Corp. Senior Notes 4.88% due 11/15/2027		311,000	324,839
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026		1,480,000	518,000
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028		374,000	373,065
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*		554,000	594,165
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029		222,000	232,314
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*		863,000	919,285
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050		283,000	388,569
Hess Corp. Senior Notes 6.00% due 01/15/2040		439,000	533,823
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*		3,353,000	3,269,175
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037		374,000	442,728
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032		192,000	227,561
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049		159,000	199,957
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043		256,000	354,845
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025#		1,058,000	1,068,368
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028		1,632,000	1,663,824
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031		173,000	181,866
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030		258,000	253,778
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026		960,000	1,000,032
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028		615,000	677,269

			14,755,127

Oil Companies-Integrated - 0.3%

BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050		442,000	440,771
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027		765,000	859,225
Chevron Corp. Senior Notes 1.55% due 05/11/2025		546,000	566,996
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027		194,000	194,242
Exxon Mobil Corp. Senior Notes 1.41% due 06/26/2039	EUR	525,000	646,982

			2,708,216

Oil Field Machinery & Equipment - 0.0%

Hi Crush, Inc. Company Guar. Notes 9.50% due 08/01/2026*†(9)(10)	1,816,000	47,670

Oil Refining & Marketing - 0.2%

PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	1,889,000	991,725
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	258,000	256,611
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 4.50% due 05/15/2029*	486,000	501,197
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	196,000	195,141

		1,944,674

Oil-Field Services - 0.6%

Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	1,305,000	1,303,695
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,729,000	1,796,345
Halliburton Co. Senior Notes 2.92% due 03/01/2030	254,000	261,120
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	1,993,000	608,064
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	252,000	282,842
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,211,000	1,253,022

		5,505,088

Paper & Related Products - 0.4%

Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	1,805,000	1,879,456
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	483,000	576,433
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	499,000	499,229
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	443,000	476,834

		3,431,952

Petrochemicals - 0.0%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	147,000	155,526

Pharmacy Services - 0.1%

CVS Health Corp Senior Notes 4.25% due 04/01/2050	138,000	173,169
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	124,000	125,142
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	321,000	407,288
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	285,000	384,448

		1,090,047

Pipelines - 2.5%

Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	591,000	589,522
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,531,000	1,531,000
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	286,000	313,271
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,085,000	1,130,592
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	462,000	474,128
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	1,149,000	1,191,875
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	109,000	122,067
DCP Midstream Operating LP Company Guar. Notes 5.60% due 04/01/2044	465,000	434,775
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	792,000	857,340
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	363,000	377,520

Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028		210,000	206,913
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035		331,000	344,763
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027		85,000	97,926
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045		183,000	207,198
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		18,000	13,208
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051		296,000	321,927
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048		201,000	235,049
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024		1,915,000	1,800,100
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		775,000	751,711
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025		625,000	575,000
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*		422,000	425,348
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*		246,000	253,091
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*		1,891,000	1,957,185
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*		2,249,000	2,214,365
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	400,000	485,994
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046		260,000	311,337
MPLX LP Senior Notes 2.65% due 08/15/2030		221,000	223,771
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*		270,000	280,909
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025		669,000	704,122
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030		1,006,000	1,091,510
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036		159,000	191,527
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030		136,000	137,290
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051		110,000	142,648
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043		123,000	115,466
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*		198,000	232,030
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*		1,382,000	1,470,102
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		388,000	440,366
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		411,000	517,226

			22,770,172

Poultry - 0.1%

Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*		1,099,000	1,181,425

Protection/Safety - 0.5%

Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*		1,275,000	1,259,062
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*		1,512,000	1,602,720
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*		640,000	694,400
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*		1,276,000	1,336,202

			4,892,384

Real Estate Investment Trusts - 2.3%

American Tower Corp. Senior Notes 3.10% due 06/15/2050	252,000	261,941
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	358,000	376,436
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	2,074,000	2,151,817
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	1,485,000	1,510,988
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	140,000	143,325
Essex Portfolio LP Company Guar. Notes 2.65% due 09/01/2050	4,000	3,858
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	383,000	385,097
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.75% due 09/15/2030*	468,000	478,530
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	304,000	316,160
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	1,180,000	1,259,650
Host Hotels & Resorts LP Senior Notes 3.38% due 12/15/2029	287,000	288,649
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	263,000	270,067
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	2,664,000	2,460,870
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	1,387,000	1,545,922
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	714,000	725,645
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,599,000	1,693,037
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	246,000	247,347
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	1,655,000	1,743,956
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	319,000	319,240
Rexford Industrial Realty LP Company Guar. Notes 2.13% due 12/01/2030	128,000	128,569
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,428,000	1,575,606
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	146,000	152,244
Simon Property Group LP Senior Notes 3.25% due 09/13/2049	223,000	218,446
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,792,000	1,839,578
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	317,000	320,170
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	149,000	152,545

		20,569,693

Real Estate Management/Services - 0.3%

Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,346,000	1,458,728
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	1,080,000	1,171,964

		2,630,692

Recycling - 0.2%

Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,784,000	1,886,616

Rental Auto/Equipment - 0.4%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	2,767,000	1,916,147
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	1,412,000	1,401,410

		3,317,557

Research & Development - 0.2%

Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	273,000	285,285
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	1,045,000	1,116,227

		1,401,512

Resorts/Theme Parks - 0.4%

SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*#	1,515,000	1,621,050
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*#	1,495,000	1,502,475
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	130,000	140,930

		3,264,455

Retail-Apparel/Shoe - 0.0%

Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	361,000	362,429

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,314,000	1,274,580

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	204,000	205,884
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	279,000	320,648
Genuine Parts Co. Senior Notes 1.88% due 11/01/2030	247,000	245,304

		771,836

Retail-Automobile - 0.0%

AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	181,000	217,759

Retail-Building Products - 0.0%

Lowe’s Cos., Inc. Senior Notes 3.00% due 10/15/2050	190,000	204,053

Retail-Discount - 0.1%

Walmart, Inc. Senior Notes 2.55% due 04/11/2023	413,000	432,556

Retail-Pawn Shops - 0.1%

FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,254,000	1,288,485

Retail-Petroleum Products - 0.2%

Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,544,000	1,640,500

Retail-Regional Department Stores - 0.1%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	359,000	351,696
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	133,000	167,036

		518,732

Retail-Restaurants - 0.6%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	932,000	956,726
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	1,610,000	1,670,375
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	2,162,000	2,113,355
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	157,000	184,261
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	161,000	207,241

		5,131,958

Satellite Telecom - 0.3%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	2,513,000	2,795,712

Savings & Loans/Thrifts - 0.1%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	431,000	460,816
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	479,000	497,153

		957,969

Security Services - 0.2%

Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	2,005,000	2,112,167

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*		232,000	275,293

Software Tools - 0.0%

VMware, Inc. Senior Notes 4.70% due 05/15/2030		128,000	156,189

Steel-Producers - 0.1%

Commercial Metals Co. Senior Notes 5.75% due 04/15/2026		910,000	946,400
Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030		302,000	308,179
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030		5,000	5,619

			1,260,198

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 5.45% due 11/15/2079		513,000	704,998

Telephone-Integrated - 1.3%

AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	340,000	510,298
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*		91,000	93,273
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		1,135,000	1,375,178
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		31,000	38,442
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		226,000	274,696
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		344,000	431,539
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*		1,345,000	1,407,206
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		1,279,000	1,432,480
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*		1,608,000	1,632,120
Verizon Communications, Inc. Senior Notes 1.50% due 09/18/2030		497,000	490,348
Verizon Communications, Inc. Senior Notes 1.85% due 05/18/2040	EUR	325,000	441,505
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	300,000	447,785
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*		467,000	494,667
Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060		281,000	296,066
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036		140,000	175,900
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		147,000	185,823
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*		1,754,000	1,846,776

			11,574,102

Television - 0.4%

Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		1,030,000	1,174,200
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,105,000	1,281,800
Viacom, Inc. Senior Notes 4.38% due 03/15/2043		961,000	1,117,162

			3,573,162

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		214,000	241,642

Transport-Air Freight - 0.3%

Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*		2,351,000	2,436,224

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 4.00% due 06/30/2030#		203,000	237,944
GATX Corp. Senior Notes 4.35% due 02/15/2024		382,000	420,501

			658,445

Transport-Marine - 0.0%

Kirby Corp. Senior Notes 4.20% due 03/01/2028		237,000	255,262

Transport-Rail - 0.1%

Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029		201,000	216,469

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		198,000	247,578
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049		327,000	419,427

			883,474

Transport-Services - 0.1%

FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035		395,000	404,054
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025		193,000	218,011

			622,065

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*		53,000	57,461
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*		383,000	423,374
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*		184,000	211,579

			692,414

Vitamins & Nutrition Products - 0.2%

HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*		1,622,000	1,707,155

Water - 0.0%

American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050		125,000	148,846
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050		161,000	179,908

			328,754

Total U.S. Corporate Bonds & Notes (cost $336,869,691)			355,755,512

FOREIGN CORPORATE BONDS & NOTES - 16.1%
Aerospace/Defense - 0.0%

BAE Systems PLC Senior Notes 3.40% due 04/15/2030*		229,000	258,851

Agricultural Chemicals - 0.4%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,460,000	1,432,931
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050		143,000	171,729
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*		1,540,000	1,601,600
Yara International ASA Senior Notes 3.15% due 06/04/2030*		122,000	131,988

			3,338,248

Airlines - 0.1%

Delta Air Lines/Skymiles Senior Sec. Notes 4.50% due 10/20/2025*		474,958	501,384
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*		353,000	379,818

			881,202

Airport Development/Maintenance - 0.1%

Heathrow Funding, Ltd. Senior Sec. Notes 1.50% due 10/12/2027	EUR	400,000	499,358

Auto-Cars/Light Trucks - 0.1%

Nissan Motor Co., Ltd. Senior Notes 3.04% due 09/15/2023*		200,000	207,958
Volkswagen International Finance NV Company Guar. Notes 4.13% due 11/16/2038	EUR	300,000	509,729

			717,687

Banks-Commercial - 1.5%

Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		212,000	222,728
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*#		780,000	789,758
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		970,000	1,061,374
Banco de Sabadell SA Senior Notes 1.13% due 03/11/2027	EUR	500,000	614,492
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*		298,000	336,978
Bank of Montreal Senior Notes 2.05% due 11/01/2022		379,000	391,139
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025		194,000	195,332

Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025		449,000	475,183
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*		680,000	681,625
Danske Bank A/S Sub. Notes 1.38% due 02/12/2030	EUR	635,000	767,686
Danske Bank A/S Senior Notes 2.25% due 01/14/2028	GBP	400,000	552,848
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*		522,000	557,824
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*		277,000	285,471
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*		1,000,000	1,030,500
ING Groep NV Senior Notes 1.40% due 07/01/2026*		604,000	612,367
ING Groep NV Senior Notes 4.63% due 01/06/2026*		220,000	258,438
Intesa Sanpaolo SpA Senior Notes 1.75% due 03/20/2028	EUR	600,000	774,464
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026		550,000	560,648
Philippine National Bank Senior Notes 3.28% due 09/27/2024		1,300,000	1,368,825
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*		210,000	237,236
Skandinaviska Enskilda Banken AB Sub. Notes 2.50% due 05/28/2026	EUR	500,000	602,893
Standard Chartered PLC Senior Notes 0.90% due 07/02/2027	EUR	850,000	1,047,521
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*		265,000	269,036

			13,694,366

Banks-Special Purpose - 0.1%

BNG Bank NV Senior Notes 0.50% due 11/24/2025*		206,000	205,940
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*		801,000	808,786

			1,014,726

Beverages-Non-alcoholic - 0.0%

Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032		397,000	400,903

Beverages-Wine/Spirits - 0.0%

Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032		256,000	270,815

Brewery - 0.1%

Anheuser-Busch InBev SA Company Guar. Notes 3.70% due 04/02/2040	EUR	340,000	566,764
Heineken NV Senior Notes 1.75% due 05/07/2040	EUR	450,000	600,059

			1,166,823

Building & Construction Products-Misc. - 0.1%

Whirlpool EMEA Finance SARL Company Guar. Notes 0.50% due 02/20/2028	EUR	535,000	649,436

Building Products-Cement - 0.1%

CRH Funding BV Company Guar. Notes 1.63% due 05/05/2030	EUR	465,000	622,674

Building-Residential/Commercial - 0.2%

Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*		600,000	628,500
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*		940,000	994,050

			1,622,550

Cable/Satellite TV - 0.2%

Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*		1,831,000	1,876,775

Casino Hotels - 0.2%

Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*		1,640,000	1,644,100

Cellular Telecom - 0.4%

Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*		739,000	820,290
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		2,176,000	2,284,800
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*		200,000	213,791
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		215,000	281,595
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		175,000	239,562

			3,840,038

Chemicals-Diversified - 0.1%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	300,367
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*		360,000	363,708
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030		300,000	303,090

			967,165

Chemicals-Other - 0.1%

MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*		800,000	887,376

Chemicals-Specialty - 0.0%

Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029		153,000	156,583

Commercial Services - 0.1%

Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*#		820,000	843,575

Computer Software - 0.1%

Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*		1,105,000	1,156,106

Containers-Metal/Glass - 0.3%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*		910,000	948,993
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*		1,518,000	1,643,235

			2,592,228

Containers-Paper/Plastic - 0.4%

Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*		1,553,000	1,634,533
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*		1,938,000	2,054,280
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*		379,000	474,705

			4,163,518

Cruise Lines - 0.6%

Carnival Corp. Senior Notes 7.63% due 03/01/2026*		331,000	349,205
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*		2,315,000	2,067,874
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*		1,615,000	1,656,384
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*		188,000	220,900
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*		1,635,000	1,585,950

			5,880,313

Diversified Banking Institutions - 1.8%

Banco Santander SA Senior Notes 1.38% due 01/05/2026	EUR	700,000	883,258
Banco Santander SA Senior Notes 2.71% due 06/27/2024		200,000	212,926
Barclays PLC Senior Notes 0.75% due 06/09/2025	EUR	500,000	604,519
Barclays PLC Senior Notes 3.00% due 05/08/2026	GBP	400,000	576,494
Barclays PLC Sub. Notes 3.56% due 09/23/2035		247,000	257,794
BNP Paribas SA Sub. Notes 2.88% due 03/20/2026	EUR	1,100,000	1,322,735
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*		557,000	604,681
BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP	400,000	596,238
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		476,000	528,522
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*		250,000	258,114
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*		321,000	334,095
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*		250,000	294,274
Deutsche Bank AG Senior Notes 1.75% due 01/17/2028	EUR	500,000	621,303
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024		302,000	308,219
HSBC Holdings PLC Senior Notes 0.88% due 09/06/2024	EUR	350,000	431,916

HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027		394,000	397,323
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP	450,000	661,974
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026		308,000	348,728
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025		405,000	426,499
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025		643,000	678,599
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035		649,000	654,640
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*		383,000	397,876
NatWest Markets PLC Senior Notes 2.75% due 04/02/2025	EUR	775,000	1,024,966
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024		519,000	537,941
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	650,000	781,030
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*		293,000	305,124
UniCredit SpA Senior Notes 1.25% due 06/16/2026	EUR	600,000	741,133
UniCredit SpA Senior Notes 2.20% due 07/22/2027	EUR	600,000	757,821
UniCredit SpA Senior Notes 2.57% due 09/22/2026*		377,000	383,517
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*		608,000	666,005
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		377,000	398,604

			16,996,868

Diversified Financial Services - 0.3%

Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*		1,629,000	1,722,668
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		800,000	922,253

			2,644,921

Diversified Manufacturing Operations - 0.0%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*		250,000	277,262

Diversified Minerals - 0.3%

Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*		423,000	433,890
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*		1,153,000	1,264,045
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041		556,000	692,021

			2,389,956

Electric-Distribution - 0.3%

Energuate Trust Company Guar. Notes 5.88% due 05/03/2027		1,000,000	1,042,510
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*		650,000	632,450
National Grid PLC Senior Notes 0.55% due 09/18/2029	EUR	535,000	654,551
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027#		500,000	483,550

			2,813,061

Electric-Generation - 0.5%

Electricite de France SA Senior Notes 5.00% due 09/21/2048*		200,000	267,754
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	400,000	721,029
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039		939,000	1,098,395
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037		1,000,000	1,057,500
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029		800,000	842,171
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		650,000	704,103

			4,690,952

Electric-Integrated - 0.1%

Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*		805,000	856,327
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*		278,000	373,114
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*		209,000	225,408

			1,454,849

Electric-Transmission - 0.1%

RTE Reseau de Transport d’Electricite SADIR Senior Notes 1.13% due 07/08/2040	EUR	700,000	919,898

Energy-Alternate Sources - 0.1%

ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024		500,000	529,001
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022		510,000	527,340

			1,056,341

Finance-Consumer Loans - 0.1%

goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		1,395,000	1,449,056

Finance-Leasing Companies - 0.1%

BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*		1,165,000	1,154,214

Food-Meat Products - 0.1%

BRF SA Senior Notes 4.88% due 01/24/2030*		500,000	533,000

Food-Retail - 0.1%

Auchan Holding SA Senior Notes 3.25% due 07/23/2027	EUR	500,000	685,109
Tesco Corp.orate Treasury Services PLC Company Guar. Notes 0.88% due 05/29/2026	EUR	605,000	744,707

			1,429,816

Gas-Distribution - 0.1%

Centrica PLC Senior Notes 4.38% due 03/13/2029	GBP	400,000	655,643

Gold Mining - 0.0%

AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030		266,000	282,737

Industrial Gases - 0.1%

Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023		500,000	513,804

Insurance-Life/Health - 0.1%

Athene Holding, Ltd. Senior Notes 3.50% due 01/15/2031		301,000	318,553
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		300,000	329,152

			647,705

Insurance-Property/Casualty - 0.1%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		509,000	565,257

Insurance-Reinsurance - 0.1%

Fairfax Financial Holdings, Ltd. Senior Notes 2.75% due 03/29/2028	EUR	400,000	510,287

Investment Companies - 0.4%

Huarong Finance II Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		590,000	617,594
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026		1,000,000	1,102,920
JAB Holdings BV Company Guar. Notes 2.20% due 11/23/2030*		263,000	263,906
JAB Holdings BV Company Guar. Notes 2.50% due 06/25/2029	EUR	500,000	678,581
MDGH - GMTN BV Company Guar. Notes 3.70% due 11/07/2049		600,000	685,500

			3,348,501

Machinery-Farming - 0.1%

CNH Industrial Finance Europe SA Company Guar. Notes 1.75% due 03/25/2027	EUR	400,000	504,356

Medical-Drugs - 0.4%

AstraZeneca PLC Senior Notes 2.13% due 08/06/2050		110,000	104,031

Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*		760,000	765,662
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*		1,688,000	1,333,520
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.38% due 07/09/2032	EUR	510,000	650,853
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050		283,000	303,127
Upjohn Finance BV Company Guar. Notes 1.91% due 06/23/2032	EUR	300,000	395,638

			3,552,831

Metal-Aluminum - 0.1%

Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028		500,000	623,016

Metal-Copper - 0.2%

First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		1,542,000	1,575,847

Metal-Diversified - 0.1%

Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		400,000	406,172
Glencore Capital Finance DAC Company Guar. Notes 1.13% due 03/10/2028	EUR	400,000	486,711

			892,883

Metal-Iron - 0.2%

Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		1,649,000	1,820,578

Motion Pictures & Services - 0.3%

Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*		2,390,000	2,425,850

Multimedia - 0.1%

Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*		700,000	728,357

Oil Companies-Exploration & Production - 0.7%

Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030		196,000	202,238
CNOOC Finance, Ltd. Company Guar. Notes 2.88% due 09/30/2029		580,000	605,171
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		2,850,000	2,907,000
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*		1,050,000	1,029,000
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		700,000	660,995
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022		500,000	372,500
Wintershall Dea Finance B.V. Company Guar. Notes 1.33% due 09/25/2028	EUR	300,000	366,118

			6,143,022

Oil Companies-Integrated - 1.2%

BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	400,000	576,827
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		2,004,000	2,136,976
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		500,000	594,375
Ecopetrol SA Senior Notes 6.88% due 04/29/2030		700,000	886,550
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		161,000	168,353
Equinor ASA Company Guar. Bonds 3.25% due 11/18/2049		27,000	29,910
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041		500,000	667,464
Petro-Canada Senior Notes 5.95% due 05/15/2035		138,000	173,683
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031		1,000,000	1,132,300
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		920,000	770,500
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027		900,000	906,750
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		1,600,000	1,473,280
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		1,000,000	860,000
Shell International Finance BV Company Guar. Notes 1.50% due 04/07/2028	EUR	300,000	397,671
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		129,000	147,969

			10,922,608

Paper & Related Products - 0.1%

Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031		929,000	979,166

Petrochemicals - 0.1%

Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026		500,000	545,290

Real Estate Investment Trusts - 0.1%

Digital Dutch Finco BV Company Guar. Notes 1.00% due 01/15/2032	EUR	830,000	1,019,560

Real Estate Operations & Development - 0.4%

Aroundtown SA Senior Notes 0.63% due 07/09/2025	EUR	500,000	603,846
Aroundtown SA Senior Notes 1.45% due 07/09/2028	EUR	500,000	626,223
Aroundtown SA Senior Notes 3.25% due 07/18/2027	GBP	400,000	588,421
CPI Property Group SA Senior Notes 1.45% due 04/14/2022	EUR	115,000	138,969
Logicor Financing Sarl Company Guar. Notes 0.75% due 07/15/2024	EUR	1,190,000	1,447,047

			3,404,506

Retail-Petroleum Products - 0.2%

eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		1,835,000	1,899,225

Satellite Telecom - 0.5%

Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*		2,059,000	2,133,742
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		571,000	580,992
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		2,232,000	2,298,960

			5,013,694

Security Services - 0.2%

Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*		509,000	510,272
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*		1,383,000	1,542,045

			2,052,317

Semiconductor Components-Integrated Circuits - 0.0%

TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*		451,000	448,499

Steel-Producers - 0.1%

Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022		620,000	626,200

SupraNational Banks - 0.3%

African Development Bank Senior Notes 0.75% due 04/03/2023		408,000	412,804
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		504,000	522,416
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027		596,000	596,844
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		300,000	338,589
International Finance Corp. Senior Notes 0.50% due 03/20/2023#		588,000	591,306

			2,461,959

Telecom Services - 0.2%

Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*		1,555,000	1,578,247
Optus Finance Pty, Ltd. Company Guar. Notes 1.00% due 06/20/2029	EUR	595,000	745,263

			2,323,510

Telephone-Integrated - 0.1%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		209,000	285,952
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		307,000	368,632
Telefonica Emisiones SAU Company Guar. Notes 5.45% due 10/08/2029	GBP	400,000	707,113

			1,361,697

Transport-Rail - 0.0%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		107,000	172,728

Transport-Services - 0.1%

Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*		730,000	788,758

Vitamins & Nutrition Products - 0.1%

Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*		565,000	620,088

Warehousing & Harbor Transportation Services - 0.1%

DP World PLC Senior Notes 4.70% due 09/30/2049		1,000,000	1,105,000

Total Foreign Corporate Bonds & Notes (cost $139,903,299)			147,491,089

FOREIGN GOVERNMENT OBLIGATIONS - 15.1%
Banks-Special Purpose - 0.0%

Korea Development Bank Senior Notes 0.50% due 10/27/2023		235,000	235,367

Regional Agencies - 0.1%

Kommunekredit Senior Notes 0.01% due 08/27/2030	EUR	1,025,000	1,243,998

Regional Authority - 0.2%

Province of Quebec, Canada Senior Notes 0.01% due 10/15/2029	EUR	1,245,000	1,497,128

Sovereign - 14.6%

Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		1,500,000	1,577,610
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*		930,000	981,449
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		2,600,000	2,895,204
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		1,024,000	1,107,200
Dominican Republic Senior Notes 5.88% due 01/30/2060*		900,000	936,000
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*		1,250,000	1,334,200
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		2,390,000	2,676,800
Emirate of Abu Dhabi Senior Notes 3.13% due 09/30/2049		1,600,000	1,738,400
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		385,000	477,585
Federal Republic of Ethiopia Senior Notes 6.63% due 12/11/2024		1,030,000	1,010,595
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		1,550,000	1,715,075
Government of Romania Senior Notes 3.00% due 02/14/2031*		2,000,000	2,137,000
Government of Romania Senior Notes 3.00% due 02/14/2031		1,920,000	2,051,520
Government of Romania Senior Notes 4.00% due 02/14/2051*		1,300,000	1,420,250
Government of Ukraine Senior Notes 7.25% due 03/15/2033#		700,000	742,700
Government of Ukraine Senior Notes 7.25% due 03/15/2033*		550,000	583,550
Government of Ukraine Senior Notes 7.75% due 09/01/2022		750,000	797,055
Government of Ukraine Senior Notes 7.75% due 09/01/2024		550,000	600,517
Government of Ukraine Senior Notes 9.75% due 11/01/2028		2,200,000	2,613,754
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027		1,275,000	1,313,250
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		1,550,000	1,674,000
Kingdom of Bahrain Senior Notes 6.00% due 09/19/2044		400,000	405,639
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030*		945,000	1,104,606
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*		2,900,000	3,186,375
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		1,850,000	2,032,687
Kingdom of Saudi Arabia Senior Notes 3.63% due 03/04/2028		710,000	791,721
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*		850,000	1,081,625
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060		500,000	636,250

Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047		800,000	1,001,904
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049		750,000	993,750
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031		496,323	599,315
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055		1,360,000	1,846,200
People’s Republic of China Senior Bonds 2.25% due 10/21/2050*		1,600,000	1,597,584
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		1,080,000	1,654,082
Republic of Angola Senior Notes 9.13% due 11/26/2049		940,000	805,298
Republic of Belarus Senior Notes 5.88% due 02/24/2026*		1,600,000	1,605,658
Republic of Belarus Senior Notes 6.38% due 02/24/2031*		1,400,000	1,400,630
Republic of Belarus Senior Notes 6.88% due 02/28/2023		1,900,000	1,954,302
Republic of Chile Senior Notes 2.45% due 01/31/2031		1,550,000	1,643,000
Republic of Chile Senior Notes 3.50% due 01/25/2050		710,000	808,520
Republic of Colombia Senior Notes 3.13% due 04/15/2031		775,000	813,362
Republic of Colombia Senior Notes 4.50% due 03/15/2029		1,200,000	1,367,100
Republic of Colombia Senior Notes 5.00% due 06/15/2045		600,000	721,500
Republic of Colombia Senior Notes 10.38% due 01/28/2033		1,200,000	1,906,512
Republic of Costa Rica Senior Notes 6.13% due 02/19/2031		3,750,000	3,307,500
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		850,000	748,850
Republic of El Salvador Senior Notes 7.65% due 06/15/2035		1,600,000	1,403,200
Republic of El Salvador Senior Notes 8.63% due 02/28/2029		225,000	210,038
Republic of El Salvador Senior Notes 9.50% due 07/15/2052*		1,930,000	1,827,710
Republic of El Salvador Senior Notes 9.50% due 07/15/2052		700,000	662,900
Republic of Georgia Notes 6.88% due 04/12/2021		477,000	483,215
Republic of Ghana Senior Notes 8.63% due 06/16/2049		1,500,000	1,462,125
Republic of Ghana Senior Notes 8.75% due 03/11/2061*		533,000	523,001
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		1,000,000	1,293,070
Republic of Indonesia Senior Notes 3.85% due 10/15/2030		1,200,000	1,402,402
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		800,000	894,032
Republic of Indonesia Senior Notes 7.75% due 01/17/2038		1,350,000	2,138,015
Republic of Italy Senior Notes 4.00% due 10/17/2049		279,000	312,118
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	525,000	987,165
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		1,900,000	2,090,000
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		1,000,000	1,126,370
Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025		200,000	235,354
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		850,000	1,370,309
Republic of Kenya Senior Notes 6.88% due 06/24/2024		1,280,000	1,383,270
Republic of Kenya Senior Notes 7.00% due 05/22/2027		1,750,000	1,897,224
Republic of Kenya Senior Notes 8.25% due 02/28/2048		750,000	839,010
Republic of Panama Senior Notes 2.25% due 09/29/2032		1,380,000	1,399,320

Republic of Panama Senior Notes 3.87% due 07/23/2060		800,000	931,008
Republic of Panama Senior Notes 4.50% due 04/01/2056		400,000	508,000
Republic of Panama Senior Notes 6.70% due 01/26/2036		500,000	734,380
Republic of Paraguay Senior Notes 4.95% due 04/28/2031*		1,200,000	1,422,012
Republic of Peru Senior Notes 1.86% due 12/01/2032		1,400,000	1,389,500
Republic of South Africa Senior Notes 4.30% due 10/12/2028		2,760,000	2,778,547
Republic of South Africa Senior Bonds 4.88% due 04/14/2026		660,000	700,392
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023		1,975,000	1,323,250
Republic of Sri Lanka Senior Notes 6.75% due 04/18/2028		1,000,000	585,000
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		700,000	434,000
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		2,310,000	1,351,350
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030		2,300,000	1,345,500
Republic of the Philippines Senior Notes 2.95% due 05/05/2045		1,155,000	1,230,337
Republic of the Philippines Senior Notes 3.75% due 01/14/2029		500,000	582,389
Republic of Turkey Senior Notes 5.13% due 02/17/2028		1,200,000	1,170,120
Republic of Turkey Senior Notes 7.63% due 04/26/2029		1,270,000	1,407,008
Russian Federation Senior Notes 4.38% due 03/21/2029		3,000,000	3,472,482
Russian Federation Senior Notes 5.25% due 06/23/2047		600,000	814,872
State of Qatar Senior Notes 3.40% due 04/16/2025*		865,000	951,500
State of Qatar Senior Notes 3.75% due 04/16/2030*		900,000	1,054,665
State of Qatar Senior Notes 4.40% due 04/16/2050*		860,000	1,137,909
State of Qatar Senior Notes 4.40% due 04/16/2050		1,420,000	1,878,873
State of Qatar Senior Notes 4.82% due 03/14/2049		2,600,000	3,597,750
State of Qatar Senior Notes 5.10% due 04/23/2048		780,000	1,114,425
Sultanate of Oman Senior Notes 5.38% due 03/08/2027		1,600,000	1,570,000
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*#		2,700,000	2,807,190
Sultanate of Oman Senior Notes 7.38% due 10/28/2032*#		2,130,000	2,232,368
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2026	GBP	375,000	541,123
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	240,000	488,401
United Mexican States Senior Notes 2.66% due 05/24/2031		1,425,000	1,426,268
United Mexican States Senior Notes 4.50% due 04/22/2029		255,000	294,145
United Mexican States Senior Notes 4.50% due 01/31/2050		830,000	939,983
United Mexican States Senior Bonds 4.75% due 03/08/2044		196,000	225,647
United Mexican States Senior Notes 5.00% due 04/27/2051		2,410,000	2,904,291

			133,682,217

Sovereign Agency - 0.2%

Kommunalbanken AS Senior Notes 0.05% due 10/24/2029	EUR	1,230,000	1,498,399

Total Foreign Government Obligations
(cost $132,737,936)			138,157,109

U.S. GOVERNMENT AGENCIES - 15.9%
Federal Home Loan Bank - 0.4%

2.13% due 09/14/2029		2,000,000	2,204,373
3.25% due 11/16/2028		1,000,000	1,194,362

			3,398,735

Federal Home Loan Mtg. Corp. - 3.6%

2.50% due 01/01/2028	114,137	119,754
2.50% due 04/01/2028	254,548	268,276
2.50% due 03/01/2031	175,349	182,836
2.50% due 10/01/2032	2,239,567	2,333,975
2.50% due 11/01/2032	1,139,403	1,214,557
3.00% due 04/01/2043	319,977	347,418
3.00% due 11/01/2046	3,968,573	4,258,896
3.50% due 03/01/2042	184,057	199,282
3.50% due 04/01/2042	359,653	389,996
3.50% due 08/01/2042	349,076	381,185
3.50% due 09/01/2043	29,201	31,882
3.50% due 07/01/2045	3,297,171	3,560,107
3.50% due 01/01/2046	279,397	300,458
3.50% due 03/01/2046	545,685	582,768
3.50% due 11/01/2047	1,243,083	1,316,856
3.50% due 03/01/2048	8,543,408	9,269,078
4.00% due 01/01/2046	195,675	215,425
4.00% due 01/01/2047	51,741	57,052
4.00% due 07/01/2049	1,973,011	2,140,896
4.00% due 01/01/2050	1,876,084	2,001,111
4.50% due 03/01/2023	9,164	9,613
4.50% due 07/01/2045	2,738,027	3,070,824
5.00% due 05/01/2034	36,268	41,719
5.00% due 11/01/2043	33,740	39,166
5.50% due 06/01/2022	3,000	3,069
5.50% due 07/01/2035	11,517	13,679
6.00% due 03/01/2040	33,740	40,074
6.50% due 02/01/2036	6,645	7,751
Federal Home Loan Mtg. Corp. FRS 2.36% (6 ML+1.49%) due 02/01/2037	7,953	8,226
3.38% (12 ML+1.88%) due 11/01/2037	80,840	85,460
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(3)	287,686	296,309
Series 4800, Class KG 3.50% due 11/15/2045(3)	123,780	126,492
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.66% (6.80%-1 ML) due 09/15/2039(3)(4)(12)	80,763	13,382

		32,927,572

Federal National Mtg. Assoc. - 9.1%

2.00% due 12/01/2050	2,992,629	3,108,491
2.50% due 12/01/2026	375,620	391,415
2.50% due 08/01/2031	2,224,956	2,318,599
2.50% due 02/01/2032	867,123	914,663
2.50% due 04/01/2035	855,976	889,838
2.50% due 05/01/2050	1,914,012	2,026,332
2.50% due 06/01/2050	3,281,811	3,442,496
2.50% due 08/01/2050	4,797,197	5,032,079
3.00% due 10/01/2027	106,830	111,970
3.00% due 12/01/2027	177,167	185,735
3.00% due 10/01/2030	206,142	216,038
3.00% due 02/01/2033	3,034,454	3,179,523
3.00% due 11/01/2039	1,429,153	1,492,862
3.00% due 12/01/2042	95,540	103,065
3.00% due 12/01/2046	426,568	447,177
3.00% due 01/01/2047	2,127,049	2,228,848
3.00% due 04/01/2047	2,425,303	2,545,105
3.00% due 09/01/2048	3,247,815	3,400,907
3.00% due 11/01/2048	1,332,689	1,393,584
3.00% due 06/01/2049	2,943,648	3,147,705
3.00% due 03/01/2050	1,326,526	1,400,970
3.50% due 09/01/2026	110,745	117,270
3.50% due 08/01/2027	23,570	24,948
3.50% due 10/01/2028	119,572	129,393
3.50% due 08/01/2042	244,689	255,501
3.50% due 10/01/2045	341,292	373,490
3.50% due 11/01/2045	186,583	198,631
3.50% due 02/01/2046	268,938	287,081
3.50% due 07/01/2046	3,202,294	3,480,726
3.50% due 01/01/2047	504,177	535,869
3.50% due 12/01/2047	5,061,601	5,405,359
3.50% due 04/01/2048	2,762,989	2,979,719
4.00% due 11/01/2025	47,400	50,294
4.00% due 03/01/2039	1,792,436	1,922,550
4.00% due 12/01/2040	19,563	21,504
4.00% due 01/01/2043	1,395,702	1,536,386
4.00% due 02/01/2045	1,828,875	2,013,494
4.00% due 06/01/2046	349,196	378,836
4.00% due 01/01/2047	14,496	15,630
4.00% due 05/01/2047	302,603	325,151
4.00% due 07/01/2047	1,942,687	2,086,573
4.00% due 08/01/2047	4,098,047	4,399,478
4.00% due 06/01/2048	2,178,067	2,353,795
4.00% due 09/01/2048	514,599	551,181
4.00% due 01/01/2049	3,758,055	4,009,864
4.50% due 08/01/2045	2,798,147	3,159,591
4.50% due 11/01/2048	2,093,457	2,293,863
5.00% due 01/01/2023	9,802	10,354
5.00% due 04/01/2023	9,451	9,983
5.00% due 03/01/2037	2,781	3,077
5.00% due 05/01/2040	128,393	146,386
5.00% due 06/01/2040	35,972	41,627
5.00% due 02/01/2045	371,893	428,536
5.50% due 08/01/2037	187,388	221,362
5.50% due 06/01/2038	19,431	22,923
6.00% due 02/01/2032	2,694	3,016
6.00% due 10/01/2034	101	113
6.00% due 09/01/2038	36,311	43,428
6.00% due 11/01/2038	10,989	12,968
6.00% due 06/01/2040	9,786	11,531
6.50% due 11/01/2037	27,375	31,141
Federal National Mtg. Assoc. FRS 1.90% (6 ML+1.54%) due 09/01/2035	69,094	71,707
2.33% (12 ML+1.83%) due 10/01/2040	31,794	33,178
2.33% (12 ML+1.82%) due 10/01/2040	16,659	17,387

2.79% (12 ML+1.77%) due 05/01/2040	69,441	72,481
2.82% (12 ML+1.57%) due 05/01/2037	14,288	14,885
2.95% (12 ML+1.91%) due 08/01/2035	49,764	52,385
3.04% (1 Yr USTYCR+2.26%) due 11/01/2036	28,818	30,349
3.06% (1 Yr USTYCR+2.22%) due 10/01/2035	54,073	56,933
3.11% (12 ML+1.67%) due 07/01/2039	61,550	64,268
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(3)	878,680	944,976
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	2,107,129	2,248,190
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	1,676,269	1,770,942

		83,247,705

Government National Mtg. Assoc. - 2.1%

2.50% due 05/20/2050	1,944,145	2,049,884
2.50% due 06/20/2050	978,590	1,032,118
3.00% due 03/20/2046	222,307	236,280
3.00% due 04/20/2046	2,213,267	2,352,594
3.00% due 05/20/2046	3,160,687	3,360,353
3.00% due 09/20/2047	1,046,362	1,107,472
3.00% due 05/20/2050	2,912,261	3,053,240
3.50% due 07/20/2046	405,454	436,256
3.50% due 03/20/2047	236,058	254,010
4.00% due 03/20/2049	378,706	403,510
4.50% due 10/20/2045	2,704,190	3,013,703
4.50% due 04/20/2047	1,728,006	1,891,488

		19,190,908

Uniform Mtg. Backed Securities - 0.7%

2.00% due December 30 TBA	4,000,000	4,154,396
2.50% due December 30 TBA	2,000,000	2,095,636

		6,250,032

Total U.S. Government Agencies
(cost $139,463,990)		145,014,952

U.S. GOVERNMENT TREASURIES - 0.2%
United States Treasury Bonds - 0.1%

1.25% due 05/15/2050	1,595,700	1,472,282

United States Treasury Notes - 0.1%

1.38% due 01/31/2025	500,000	522,383

Total U.S. Government Treasuries
(cost $1,996,178)		1,994,665

LOANS(17)(18)(19) - 5.1%
Aerospace/Defense-Equipment - 0.0%

Spirit Aerosystems, Inc. FRS BTL-B 6.00% (1 ML+5.25%) due 01/30/2025	120,373	121,276

Spirit Aerosystems, Inc. FRS BTL-B coupon TBD due 01/30/2025	175,255	176,569

		297,845

Airlines - 0.1%

American Airlines, Inc. FRS BTL-B coupon TBD due 06/27/2025	312,000	233,090
Delta Air Lines, Inc. FRS BTL-B 5.75% (3 ML+4.75%) due 04/29/2023	302,976	305,390
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML+3.75%) due 10/20/2027	66,185	67,602
WestJet Airlines, Ltd. FRS BTL-B 4.00% (6 ML+3.00%) due 12/11/2026	479,754	450,169

		1,056,251

Apparel Manufacturers - 0.0%

Samsonite IP Holdings Sarl FRS BTL-B2 5.50% (1 ML+4.50%) due 04/25/2025	331,170	324,133

Applications Software - 0.1%

Project Boost Purchaser LLC FRS BTL-B 3.65% (1 ML+3.50%) due 06/01/2026	433,297	421,291
VS Buyer LLC FRS BTL 3.40% (1 ML+3.25%) due 02/28/2027	232,026	229,125

		650,416

Athletic Equipment - 0.0%

Varsity Brands Holding Co., Inc. FRS 1st Lien 4.50% (1 ML+3.50%) due 12/15/2024	396,740	368,349

Auction Houses/Art Dealers - 0.0%

Sotheby’s FRS BTL-B 6.50% (1 ML+5.50%) due 01/15/2027	288,210	286,769

Auto Repair Centers - 0.1%

Mavis Tire Express Services Corp. FRS 1st Lien 3.47% (3 ML+3.25%) due 03/20/2025	431,725	419,988
Wand NewCo. 3, Inc. FRS BTL 3.15% (1 ML+3.00%) due 02/05/2026	248,444	241,301

		661,289

Auto/Truck Parts & Equipment-Original - 0.1%

TI Group Automotive Systems LLC FRS BTL 4.50% (3 ML+3.75%) due 12/16/2024	394,761	392,541

Broadcast Services/Program - 0.1%

NEP Group, Inc. FRS BTL 3.40% (1 ML+3.25%) due 10/20/2025	437,237	408,192

Building & Construction-Misc. - 0.1%

Verra Mobility Corp. FRS BTL 3.40% (1 ML+3.25%) due 02/28/2025	401,412	394,388

Building Products-Air & Heating - 0.0%

API Heat Transfer ThermaSys Corp. FRS 1st Lien 12.00% (3 ML+12.00%) due 12/31/2023(7)(20)	415,444	311,583

Building Products-Doors & Windows - 0.1%

CHI Doors Holdings Corp. FRS BTL 4.50% (1 ML+3.50%) due 07/31/2025	384,934	384,452

Building-Heavy Construction - 0.0%

USIC Holdings, Inc. FRS BTL 4.00% (1 ML+3.00%) due 12/08/2023	296,180	292,108

Cable/Satellite TV - 0.1%

CSC Holdings LLC FRS BTL-B5 2.64% (1 ML+2.50%) due 04/15/2027	484,068	472,471
UPC Broadband Holding BV FRS BTL-B1 coupon TBD due 01/31/2029	271,384	268,500
Virgin Media Bristol LLC FRS BTL-Q coupon TBD due 01/31/2029	174,500	172,929

		913,900

Casino Hotels - 0.2%

Caesars Resort Collection LLC FRS BTL-B 2.90% (1 ML+2.75%) due 12/23/2024	439,098	424,443
CityCenter Holdings LLC FRS BTL-B 3.00% (1 ML+2.25%) due 04/18/2024	382,619	368,558
Golden Nugget, Inc. FRS BTL-B 3.25% (2 ML+2.50%) due 10/04/2023	417,825	396,411
Station Casinos LLC FRS BTL-B 2.50% (1 ML+2.25%) due 02/08/2027	305,000	295,850

		1,485,262

Casino Services - 0.0%

Stars Group Holdings FRS BTL 3.72% (3 ML+3.50%) due 07/10/2025	146,099	146,312

Cellular Telecom - 0.1%

Altice France SA FRS BTL-B13 4.24% (3 ML+4.00%) due 08/14/2026	436,100	430,921
Numericable Group SA FRS BTL-B 3.83% (1 ML+3.69%) due 01/31/2026	135,000	132,773

		563,694

Chemicals-Diversified - 0.1%

Hexion, Inc. FRS BTL 3.73% (6 ML+3.50%) due 07/01/2026	444,225	439,783

Chemicals-Specialty - 0.1%

Diamond BC BV FRS BTL 3.15% (1 ML+3.00%) due 09/06/2024	919	900
Diamond BC BV FRS BTL 3.21% (3 ML+3.00%) due 09/06/2024	356,786	349,130
PQ Corp. FRS BTL-B 4.00% (3 ML+3.00%) due 02/07/2027	173,894	173,387

Starfruit US HoldCo. LLC FRS BTL-B 3.14% (1 ML+3.00%) due 10/01/2025	317,036	310,597

		834,014

Commercial Services-Finance - 0.2%

Financial & Risk US Holdings, Inc. FRS BTL 3.40% (1 ML+3.25%) due 10/01/2025	370,076	367,243
MoneyGram International, Inc. FRS BTL 7.00% (1 ML+6.00%) due 06/30/2023	344,618	340,885
MPH Acquisition Holdings LLC FRS BTL-B 3.75% (3 ML+2.75%) due 06/07/2023	306,295	301,777
Travelport Finance Luxembourg SARL FRS BTL 9.00% (3 ML+8.00%) due 02/28/2025(13)	256,553	247,814
Travelport Finance Luxembourg SARL FRS BTL 5.22% (3 ML+5.00%) due 05/29/2026	279,391	190,405

		1,448,124

Computer Data Security - 0.0%

McAfee LLC FRS BTL-B1 3.90% (1 ML+3.75%) due 09/30/2024	376,794	375,695

Computer Graphics - 0.1%

Corel, Inc. FRS BTL 5.23% (3 ML+5.00%) due 07/02/2026	410,271	401,553

Computer Services - 0.0%

Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML+3.25%) due 11/02/2026	329,053	323,212

Computer Software - 0.1%

Camelot Finance SA FRS BTL-B 3.15% (1 ML+3.00%) due 10/30/2026	289,449	286,464
Cornerstone OnDemand, Inc. FRS 4.40% (1 ML+4.25%) due 04/22/2027	293,740	293,281
Rackspace Hosting, Inc. FRS 1st Lien 4.00% (2 ML+3.00%) due 11/03/2023	1,066	1,058
Rackspace Hosting, Inc. FRS 1st Lien 4.00% (3 ML+3.00%) due 11/03/2023	411,638	408,379

		989,182

Computers-Integrated Systems - 0.0%

Everi Payments, Inc. FRS BTL 11.50% (1 ML+10.50%) due 05/09/2024	160,154	165,760

Consulting Services - 0.0%

AlixPartners LLP FRS BTL 2.65% (1 ML+2.50%) due 04/04/2024	215,533	211,026

Containers-Metal/Glass - 0.0%

Mauser Packaging Solutions Holding Co FRS BTL 3.48% (2 ML+3.25%) due 04/03/2024	991	942
Mauser Packaging Solutions Holding Co FRS BTL 3.48% (3 ML+3.25%) due 04/03/2024	382,587	363,594

		364,536

Containers-Paper/Plastic - 0.2%

Charter NEX US, Inc. FRS BTL coupon TBD due 12/01/2027	176,666	176,224
Charter NEX US, Inc. FRS 1st Lien 5.00% (USFRBPLR+1.75%) due 05/16/2024	431,947	429,428
Graham Packaging Company, Inc. FRS BTL 4.50% (1 ML+3.75%) due 08/04/2027	325,532	324,990
Patriot Container Corp. FRS 1st Lein 4.50% (1 ML+3.50%) due 03/20/2025	307,503	299,431
Reynolds Group Holdings, Inc. FRS BTL 3.40% (1 ML+3.25%) due 02/05/2026	274,387	269,585
Trident TPI Holdings, Inc. FRS BTL-B1 4.00% (3 ML+3.00%) due 10/17/2024	229,393	224,948

		1,724,606

Cosmetics & Toiletries - 0.0%

Sunshine Luxembourg VII SARL FRS BTL 5.25% (3 ML+4.25%) due 10/01/2026	333,079	332,368

Cruise Lines - 0.1%

Carnival Corp. FRS Term B 8.50% (1 ML+7.50%) due 06/30/2025	328,616	339,296
Hornblower Sub LLC FRS BTL-B coupon TBD due 04/27/2025	210,520	174,732

		514,028

Data Processing/Management - 0.0%

CCC Information Services, Inc. FRS 1st Lien 4.00% (1 ML+3.00%) due 04/29/2024	377,700	375,261

Direct Marketing - 0.1%

Terrier Media Buyer, Inc. FRS BTL-B 4.40% (1 ML+4.25%) due 12/17/2026	410,348	404,193

Distribution/Wholesale - 0.1%

Fastlane Parent Co., Inc. FRS 1st Lien 4.65% (1 ML+4.50%) due 02/04/2026	338,702	327,694
Univar USA, Inc. FRS BTL-B3 2.40% (1 ML+2.25%) due 07/01/2024	270,463	267,153

		594,847

E-Commerce/Products - 0.0%

CNT Holdings I Corp. FRS BTL 4.50% (6 ML+3.75%) due 11/08/2027	228,098	226,031

E-Commerce/Services - 0.0%

RentPath LLC FRS 2nd Lien 1.61% (3 ML+0.00%) due 12/17/2022†(5)(7)(9)(10)	2,178,597	217,860

Electric-Integrated - 0.0%

Talen Energy Supply LLC FRS BTL-B 3.90% (1 ML+3.75%) due 07/08/2026	178,483	174,021

Electronic Components-Misc. - 0.0%

AI Ladder Luxembourg Subco SARL FRS BTL 4.65% (1 ML+4.50%) due 07/09/2025	363,744	355,560

Electronic Components-Semiconductors - 0.0%

Bright Bidco BV FRS BTL-B 4.50% (6 ML+3.50%) due 06/30/2024	569,124	312,165

Electronic Parts Distribution - 0.1%

Tech Data Corp. FRS BTL 3.65% (1 ML+3.50%) due 06/30/2025	277,922	277,835
Tech Data Corp. FRS BTL 5.65% (1 ML+5.50%) due 06/30/2025	317,669	315,287

		593,122

Enterprise Software/Service - 0.4%

Applied Systems, Inc. FRS 1st Lein 4.00% (3 ML+3.00%) due 09/19/2024	362,105	360,876
Banff Merger Sub, Inc. FRS BTL 4.40% (1 ML+4.25%) due 10/02/2025	337,284	333,102
Dcert Buyer, Inc. FRS BTL-B 4.15% (1 ML+4.00%) due 10/16/2026	276,222	273,517
Epicor Software Corp. FRS 5.25% (1 ML+4.25%) due 07/30/2027	282,000	282,039
Epicor Software Corp. FRS BTL 8.75% (1 ML+7.75%) due 07/31/2028	35,981	37,016
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML+3.50%) due 06/13/2024	381,216	368,721
Greeneden US Holdings II LLC FRS BTL-B coupon TBD due 10/08/2027	338,248	336,725
Greeneden US Holdings II LLC FRS BTL 3.40% (1 ML+3.25%) due 12/01/2023	376,710	375,863
MYOB US Borrower LLC FRS BTL 4.15% (1 ML+4.00%) due 05/06/2026	327,929	319,731
Sophia L.P. FRS 1st Lien 4.50% (3 ML+3.75%) due 10/07/2027	428,392	425,179
Ultimate Software Group, Inc. FRS 1st Lien 3.90% (1 ML+3.75%) due 05/04/2026	264,419	262,496
Ultimate Software Group, Inc. FRS BTL-B 4.75% (3 ML+4.00%) due 05/04/2026	55,748	55,804
Ultimate Software Group, Inc. FRS 2nd Lien 7.50% (3 ML+6.75%) due 05/03/2027	92,341	94,073

		3,525,142

Finance-Credit Card - 0.0%

Pi US Mergerco, Inc. FRS BTL 4.50% (3 ML+3.50%) due 01/03/2025	368,480	361,724

Finance-Investment Banker/Broker - 0.0%

Deerfield Dakota Holding LLC FRS BTL 4.75% (3 ML+3.75%) due 04/09/2027	180,360	179,599

Food-Misc./Diversified - 0.0%

Dole Food Co., Inc. FRS BTL-B 3.75% (1 ML+2.75%) due 04/06/2024	219,507	217,346
Froneri US, Inc. FRS BTL 2.40% (1 ML+2.25%) due 01/31/2027	161,583	157,442

		374,788

Gambling (Non-Hotel) - 0.0%

Scientific Games International, Inc. FRS BTL-B5 2.90% (1 ML+2.75%) due 08/14/2024	390,820	376,001

Human Resources - 0.1%

Creative Artists Agency LLC FRS BTL-B 3.90% (1 ML+3.75%) due 11/27/2026	304,830	299,115
Team Health Holdings, Inc. FRS 1st Lien 3.75% (1 ML+2.75%) due 02/06/2024	406,794	355,606

		654,721

Insurance Brokers - 0.1%

Alliant Holdings Intermediate LLC FRS BTL-B1 3.40% (1 ML+3.25%) due 05/09/2025	401,501	391,281
HUB International, Ltd. FRS BTL-B 2.94% (3 ML+2.75%) due 04/25/2025	1,017	991
HUB International, Ltd. FRS BTL-B 2.96% (3 ML+2.75%) due 04/25/2025	396,679	386,555

		778,827

Insurance-Property/Casualty - 0.1%

AmWINS Group, Inc. FRS BTL 3.75% (1 ML+2.75%) due 01/25/2024	329,143	327,703
Asurion LLC FRS BTL-B6 3.15% (1 ML+3.00%) due 11/03/2023	370,785	366,788
Asurion LLC FRS 2nd Lien 6.65% (1 ML+6.50%) due 08/04/2025	165,723	166,717
Sedgwick Claims Management Services, Inc. FRS BTL 3.40% (1 ML+3.25%) due 12/31/2025	318,856	311,035

		1,172,243

Internet Content-Information/News - 0.0%

Arches Buyer, Inc. FRS BTL coupon TBD due 12/06/2027	303,025	302,078

Internet Financial Services - 0.1%

ION Trading Finance, Ltd. FRS BTL 5.00% (3 ML+4.00%) due 11/21/2024	446,675	440,980

Internet Gambling - 0.0%

Golden Nugget, Inc. FRS BTL 13.00% (3 ML+12.00%) due 10/04/2023	38,363	42,966

Internet Telephone - 0.0%

Cablevision Lightpath LLC FRS BTL-B coupon TBD due 09/15/2027	184,928	183,772

Investment Management/Advisor Services - 0.1%

Advisor Group Holdings, Inc. FRS BTL-B 5.15% (1 ML+5.00%) due 07/31/2026	413,873	398,145

Leisure Games - 0.0%

Alterra Mountain Co. FRS BTL coupon TBD due 08/01/2026	37,641	37,358

Machinery-Electrical - 0.1%

Alliance Laundry Systems LLC FRS BTL-B 4.25% (3 ML+3.50%) due 10/08/2027	227,366	226,702
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML+3.00%) due 08/01/2025	261,860	258,969

		485,671

Machinery-General Industrial - 0.0%

Vertical US Newco, Inc. FRS BTL-B 4.57% (6 ML+4.25%) due 07/30/2027	364,525	363,386

Machinery-Pumps - 0.0%

STS Operating, Inc. FRS BTL 5.25% (1 ML+4.25%) due 12/11/2024	353,830	335,165

Medical Information Systems - 0.1%

Navicure, Inc. FRS BTL-B 4.75% (1 ML+4.00%) due 10/22/2026	300,337	298,835
VVC Holding Corp. FRS BTL-B 4.75% (3 ML+4.50%) due 02/11/2026	329,165	326,422

		625,257

Medical Labs & Testing Services - 0.1%

Envision Healthcare Corp. FRS 1st Lien 3.90% (1 ML+3.75%) due 10/10/2025	738,364	602,459

Medical-Drugs - 0.1%

Akorn Operating Co. LLC FRS BTL 8.50% (3 ML+7.50%) due 10/01/2025	158,495	158,495
Alphabet Holding Co., Inc. FRS 1st Lien 3.65% (1 ML+3.50%) due 09/26/2024	439,798	429,982
Bausch Health Americas, Inc. FRS BTL 2.89% (1 ML+2.75%) due 11/27/2025	233,645	229,265
Bausch Health Americas, Inc. FRS BTL 3.14% (1 ML+3.00%) due 06/02/2025	44,090	43,503

		861,245

Medical-Generic Drugs - 0.1%

Amneal Pharmaceuticals LLC FRS BTL-B 3.69% (1 ML+3.50%) due 05/04/2025	249,548	241,204
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.00% (3 ML+4.25%) due 04/29/2024	356,080	345,079

		586,283

Medical-Hospitals - 0.0%

RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 3.90% (1 ML+3.75%) due 11/16/2025	335,619	330,952

Metal Processors & Fabrication - 0.0%

Crosby US Acquisition Corp. FRS BTL-B 4.90% (1 ML+4.75%) due 06/26/2026	142,915	138,152

Miscellaneous Manufacturing - 0.0%

Excelitas Technologies Corp. FRS 2nd Lien 8.50% (3 ML+7.50%) due 12/01/2025	338,000	335,042

Non-Hazardous Waste Disposal - 0.0%

GFL Environmental, Inc. FRS BTL 4.00% (1 ML+3.00%) due 05/30/2025	270,902	270,224
GFL Environmental, Inc. FRS BTL 4.00% (3 ML+3.00%) due 05/30/2025	48,474	48,353

		318,577

Oil Companies-Exploration & Production - 0.0%

Osum Production Corp. FRS BTL 8.50% (3 ML+7.50%) due 07/31/2022	370,749	339,236

Oil-Field Services - 0.0%

Apergy Corp. FRS BTL 6.00% (3 ML+5.00%) due 05/28/2027	318,782	321,173

Pharmacy Services - 0.1%

Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML+2.50%) due 03/01/2024	10,444	10,341
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML+2.50%) due 03/01/2024	239,046	236,693
HC Group Holdings II, Inc. FRS BTL-B 4.40% (1 ML+4.25%) due 08/06/2026	366,165	364,640

		611,674

Pipelines - 0.1%

Blackstone CQP Holdco LP FRS BTL-B 3.73% (3 ML+3.50%) due 09/30/2024	410,251	405,208
Hercules Merger Sub LLC FRS BTL-B 2.90% (1 ML+2.75%) due 11/01/2026	445,334	440,323
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML+3.25%) due 10/30/2024	382,769	365,784

		1,211,315

Protection/Safety - 0.0%

Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (1 ML+3.25%) due 09/23/2026	244,790	243,204
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (3 ML+3.25%) due 09/23/2026	117,750	116,987

		360,191

Publishing-Periodicals - 0.1%

Nielsen Finance LLC FRS BTL-B4 2.13% (1 ML+2.00%) due 10/04/2023	382,713	379,091

Quarrying - 0.1%

US Silica Co. FRS BTL-B 5.00% (1 ML+4.00%) due 05/01/2025	468,953	407,207

Real Estate Investment Trusts - 0.0%

Claros Mtg. Trust, Inc. FRS BTL-B 3.38% (1 ML+3.25%) due 08/09/2026	234,408	229,427

Real Estate Management/Services - 0.0%

Cushman & Wakefield FRS BTL 2.90% (1 ML+2.75%) due 08/21/2025	388,519	375,892

Research & Development - 0.1%

PAREXEL International Corp. FRS BTL 2.90% (1 ML+2.75%) due 09/27/2024	411,267	402,013

Resorts/Theme Parks - 0.1%

Motion Finco SARL FRS BTL-B 3.47% (3 ML+3.25%) due 11/12/2026	221,111	208,030
SeaWorld Parks & Entertainment, Inc. FRS BTL-B5 3.75% (1 ML+3.00%) due 03/31/2024	362,444	345,756

		553,786

Retail-Auto Parts - 0.0%

LS Group OpCo Acquistion LLC FRS BTL-B 4.25% (3 ML+3.50%) due 11/02/2027	227,421	225,147

Retail-Drug Store - 0.0%

CNT Holdings I Corp. FRS BTL 7.50% (3ML+6.75%) due 10/16/2028	69,045	69,304

Retail-Petroleum Products - 0.1%

EG America LLC FRS BTL 4.22% (3 ML+4.00%) due 02/07/2025	387,346	379,530

Retail-Restaurants - 0.1%

IRB Holding Corp. FRS BTL-B 3.75% (3 ML+2.75%) due 02/05/2025	356,976	350,283
Whatabrands LLC FRS BTL-B 2.89% (1 ML+2.75%) due 07/31/2026	328,346	322,893
Wok Holdings, Inc. FRS BTL 6.40% (1 ML+6.25%) due 03/01/2026	351,539	301,743

		974,919

Retail-Sporting Goods - 0.1%

Bass Pro Group LLC FRS BTL 5.75% (3 ML+5.00%) due 09/25/2024	552,408	551,871

Rubber/Plastic Products - 0.0%

Gates Global LLC FRS BTL-B2 3.75% (1 ML+2.75%) due 04/01/2024	296,088	293,127

Satellite Telecom - 0.1%

Connect Finco SARL FRS BTL-B 5.50% (1 ML+4.50%) due 12/11/2026	306,460	305,886

Intelsat Jackson Holdings SA FRS DIP 3.60% (3 ML+3.60%) due 07/13/2022		18,337	18,681
Intelsat Jackson Holdings SA FRS DIP 6.50% (3 ML+5.50%) due 07/13/2022		55,013	56,044
Intelsat Jackson Holdings SA FRS BTL-B3 8.00% (USFRBPLR+4.75%) due 11/27/2023(10)		355,000	358,328
Iridium Satellite LLC FRS BTL-B 4.75% (1 ML+3.75%) due 11/04/2026		382,479	382,360

			1,121,299

Telecom Services - 0.0%

West Corp. FRS BTL-B1 4.50% (1 ML+3.50%) due 10/10/2024		389,617	367,822

Telecommunication Equipment - 0.0%

CommScope, Inc. FRS BTL-B 3.40% (1 ML+3.25%) due 04/06/2026		274,996	269,889

Telephone-Integrated - 0.1%

CenturyLink, Inc. FRS BTL-B 2.40% (1 ML+2.25%) due 03/15/2027		301,849	294,907
Zayo Group Holdings, Inc. FRS BTL 3.15% (1 ML+3.00%) due 03/09/2027		308,460	302,676

			597,583

Television - 0.0%

ION Media Networks, Inc. FRS BTL-B1 3.19% (1 ML+3.00%) due 12/18/2024		366,679	364,616

Theaters-0.2%

William Morris Endeavor Entertainment LLC FRS BTL-B1 2.90% (1 ML+2.75%) due 05/18/2025		1,722,891	1,553,474

Transactional Software - 0.0%

Solera LLC FRS BTL-B 2.90% (1 ML+2.75%) due 03/03/2023		322,468	317,953

Transport-Truck - 0.1%

Pods LLC FRS 1st Lien 3.75% (1 ML+2.75%) due 12/06/2024		410,609	405,887

Total Loans
(cost $49,468,494)			46,808,390

COMMON STOCKS - 0.0%
Building Products-Air & Heating - 0.0%

API Heat Transfer, Inc.†(5)(7)		407,576	8,152

Television - 0.0%

ION Media Networks, Inc.†(5)(7)		316	273,481

Total Common Stocks
(cost $134,503)			281,633

PREFERRED SECURITIES - 0.0%
Building Products-Air & Heating - 0.0%

API Heat Transfer, Inc. Class A 8.63%†(7)(21)		87	4

Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%#		7,075	177,795

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%†#		2,592	26,179

Total Preferred Securities
(cost $216,982)			203,978

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.8%
Auto-Cars/Light Trucks - 0.2%

Volkswagen International Finance NV 3.75% due 03/24/2021(8)	EUR	1,535,000	1,845,970

Banks-Commercial - 0.1%

Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(8)	EUR	400,000	489,665

Banks-Money Center - 0.1%

National Westminster Bank PLC FRS 1.65% (3 ME + 2.15%) due 01/05/2021(8)	EUR	430,000	496,256

Banks-Super Regional - 0.0%

Wells Fargo & Co. 5.95% due 12/01/2086		136,000	181,487

Building & Construction-Misc. - 0.1%

China Minmetals Corp. 3.75% due 11/13/2022(8)		485,000	492,518

Diversified Banking Institutions - 0.1%

BNP Paribas SA FRS 0.34% (6 ML + 0.08%) due 03/31/2021(8)		300,000	244,089

JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(8)		470,000	506,425
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(8)		245,000	283,739
Societe Generale SA 7.88% due 12/18/2023*(8)		551,000	608,800

			1,643,053

Electric-Distribution - 0.0%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		310,000	326,461

Electric-Generation - 0.1%

Electricite de France SA 4.00% due 07/04/2024(8)	EUR	500,000	644,917

Electric-Integrated - 0.1%

CMS Energy Corp. 3.75% due 12/01/2050		158,000	159,943
CMS Energy Corp. 4.75% due 06/01/2050		189,000	207,865
Dominion Resources, Inc. 5.75% due 10/01/2054		126,000	138,256

			506,064

Food-Dairy Products - 0.1%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,115,000	1,282,250

Gas-Distribution - 0.1%

Centrica PLC 3.00% due 04/10/2076	EUR	750,000	899,018

Insurance-Life/Health - 0.2%

Aviva PLC 6.13% due 09/29/2022(8)	GBP	410,000	588,380
Credit Agricole Assurances SA 4.75% due 09/27/2048	EUR	300,000	438,516
Prudential Financial, Inc. 5.63% due 06/15/2043		324,000	348,705
Prudential Financial, Inc. 5.70% due 09/15/2048		83,000	96,275
Voya Financial, Inc. 4.70% due 01/23/2048		206,000	210,639

			1,682,515

Insurance-Multi-line - 0.1%

Ageas 3.25% due 07/02/2049	EUR	300,000	402,650
Allianz SE 3.50% due 11/17/2025*(8)		200,000	202,040
Allianz SE 4.75% due 10/24/2023(8)	EUR	700,000	930,288

			1,534,978

Metal-Aluminum - 0.1%

Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(8)		800,000	807,972

Metal-Diversified - 0.1%

Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(8)		500,000	512,722

Oil Companies-Integrated - 0.1%

BP Capital Markets PLC 3.63% due 03/22/2029(8)	EUR	410,000	533,696
BP Capital Markets PLC 4.88% due 03/22/2030(8)		330,000	363,924

			897,620

Pipelines - 0.0%

EnLink Midstream Partners LP 6.00% due 12/15/2022(8)		141,000	77,550
Enterprise Products Operating LLC 5.25% due 08/16/2077		100,000	98,640

			176,190

Real Estate Investment Trusts - 0.0%

Scentre Group Trust 2 5.13% due 09/24/2080*		206,000	215,908

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc. 4.00% due 03/15/2060		415,000	439,615

Transport-Equipment & Leasing - 0.2%

AerCap Global Aviation Trust 6.50% due 06/15/2045*		1,860,000	1,785,600

Total Preferred Securities/Capital Securities
(cost $15,914,953)			16,860,779

ESCROWS AND LITIGATION TRUSTS - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(10)(14)		25,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.05% due 01/15/2015†*(5)(10)(14)		560,000	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(5)		262,396	1,889
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		97,000	1,087
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)		111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(5)		143,000	14
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(5)		101,000	10

Total Escrows and Litigation Trusts
(cost $844,261)			3,011

Total Long-Term Investment Securities
(cost $835,879,239)		871,772,784

SHORT-TERM INVESTMENT SECURITIES - 7.1%
Registered Investment Companies - 7.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(15)	52,947,979	52,947,979
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(15)(16)	11,785,853	11,785,853

Total Short-Term Investment Securities
(cost $64,733,832)		64,733,832

TOTAL INVESTMENTS
(cost $900,613,071)	102.3%	936,506,616
Liabilities in excess of other assets	(2.3)	(20,935,067)

NET ASSETS	100.0%	$915,571,549

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2020, the aggregate value of these securities was $301,218,027 representing 32.9% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 1).
(6)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(7)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2020, the Fund held the following restricted securities:

Name	Acquisition Date	Par Amount/ Shares	Acquisition Cost	Value	Value per Share/ Par Amount	% of Net Assets
U.S. Convertible Bonds & Notes
Hi Crush, Inc. 10.00% due 04/09/2026	10/8/2020	$718,000	$647,801	$718,000	$100.00	0.08%
Loans
API Heat Transfer ThermaSys Corp. 12.00% due 12/31/2023	2/28/2019	378,402	378,402
	3/31/2020	12,382	12,382
	6/30/2020	6,373	6,373
	6/30/2020	5,926	5,926
	9/30/2020	12,361	12,361

		415,444	415,444	311,583	75.00	0.03

RentPath LLC 1.61% due 12/17/2022	6/4/2015	802,597	793,354
	7/20/2015	400,000	395,591
	2/14/2017	41,000	39,565
	7/13/2017	935,000	922,689

		2,178,597	2,151,199	217,860	10.00	0.02

Common Stocks
API Heat Transfer, Inc.	12/31/2018	407,576	134,500	8,152	0.02	0.00
ION Media Networks, Inc.	03/05/2014	316	3	273,481	865.45	0.03

Preferred Securities
API Heat Transfer, Inc.
Class A	12/31/2018	87	87	4	0.05	0.00

				$1,529,080		0.16%

(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Security in default of interest.
(10)	Company has filed for bankruptcy protection.
(11)	Denominated in United States Dollars unless otherwise indicated.
(12)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2020.
(13)

PIK (“Payment-in-Kind”) security-Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 2.50%. The security is also currently paying interest in the form of additional loans at 6.50%.

(14)	Security in default of interest and principal at maturity.
(15)	The rate shown is the 7-day yield as of November 30, 2020.
(16)

At November 30, 2020, the Fund had loaned securities with a total value of $11,970,146. This was secured by collateral of $11,785,853, which was received in cash and subsequently invested in short-term investments currently valued at $11,785,853 as reported in the Portfolio of Investments. Additional collateral of $415,332 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
United States Treasury Bills	0.00%	12/03/2020 to 04/08/2021	$95,043
United States Treasury Notes/Bonds	0.13% to 3.88%	12/31/2020 to 08/15/2048	320,289

(17)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(18)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(19)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(20)

PIK (“Payment-in-Kind”) security-income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(21)	Traded in Units. 1 unit equals 1,000 shares.

BTL - Bank Term Loan

DIP - Debtor in Possession

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2020 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR - Euro Currency

GBP - British Pound

Index Legend

3 ME - 3 Month Euribor

1 ML - 1 Month USD LIBOR

2 ML - 2 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

USFRBPLR - US Federal Reserve Bank Prime Loan Rate

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank N.A.	EUR	31,320,000	USD	37,051,476	01/14/2021	$—	$(359,931)
	EUR	15,100,000	USD	17,946,726	02/25/2021	—	(106,836)
	GBP	6,280,000	USD	8,316,099	02/25/2021	—	(63,315)
	USD	5,555,283	EUR	4,680,000	01/14/2021	34,927	—

Unrealized Appreciation (Depreciation)						$34,927	$(530,082)

EUR - Euro Currency

GBP - British Pound

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$18,483,666	$—	$18,483,666
U.S. Convertible Bonds & Notes	—	—	718,000	718,000
U.S. Corporate Bonds & Notes	—	355,755,512	—	355,755,512
Foreign Corporate Bonds & Notes	—	147,491,089	—	147,491,089
Foreign Government Obligations	—	138,157,109	—	138,157,109
U.S. Government Agencies	—	145,014,952	—	145,014,952
U.S. Government Treasuries	—	1,994,665	—	1,994,665
Loans:
Building Products - Air & Heating	—	311,583	—	311,583
E-Commerce/Services	—	—	217,860	217,860
Other Industries	—	46,278,947	—	46,278,947
Common Stocks :
Building Produsts - Air & Heating	—	—	8,152	8,152
Television	—	—	273,481	273,481
Preferred Securities:
Building Products - Air & Heating	—	4	—	4
Other Industries	203,974	—	—	203,974
Preferred Securities/Capital Securities	—	16,860,779	—	16,860,779
Escows and Litigation Trusts	—	1,087	1,924	3,011
Short - Term Investment Securities	64,733,832	—	—	64,733,832

Total Investments at Value	$64,937,806	$870,349,393	$1,219,417	$936,506,616

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$34,927	$—	$34,927

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$530,082	$—	$530,082

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - November 30, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.8%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	9,252	$206,135
Omnicom Group, Inc.	22,744	1,432,872

		1,639,007

Agricultural Chemicals - 0.0%

CF Industries Holdings, Inc.	2,542	94,817

Airlines - 0.8%

Delta Air Lines, Inc.	75,802	3,051,031
Southwest Airlines Co.	66,486	3,080,961

		6,131,992

Apparel Manufacturers - 0.0%

Ralph Lauren Corp.	3,453	296,095

Applications Software - 1.8%

Intuit, Inc.	19,584	6,893,960
ServiceNow, Inc.†	12,586	6,727,846

		13,621,806

Auto-Heavy Duty Trucks - 0.6%

Cummins, Inc.	9,589	2,216,689
PACCAR, Inc.	26,320	2,291,419

		4,508,108

Banks-Commercial - 0.8%

Citizens Financial Group, Inc.	13,163	429,904
First Republic Bank	4,598	595,717
M&T Bank Corp.	3,194	372,069
Regions Financial Corp.	5,198	79,373
Truist Financial Corp.	101,247	4,699,886

		6,176,949

Banks-Fiduciary - 0.8%

Bank of New York Mellon Corp.	74,641	2,919,956
Northern Trust Corp.	14,624	1,361,787
State Street Corp.	28,527	2,010,583

		6,292,326

Banks-Super Regional - 1.5%

PNC Financial Services Group, Inc.	42,788	5,907,739
US Bancorp	128,981	5,573,269

		11,481,008

Beverages-Non-alcoholic - 2.3%

Monster Beverage Corp.†	27,721	2,350,186
PepsiCo, Inc.	102,950	14,848,479

		17,198,665

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†#	37,484	1,008,694

Building Products-Cement - 0.0%

Vulcan Materials Co.	1,706	238,243

Cable/Satellite TV - 0.1%

DISH Network Corp., Class A†	18,678	669,980

Chemicals-Diversified - 0.2%

LyondellBasell Industries NV, Class A	2,411	205,176
PPG Industries, Inc.	10,519	1,543,874

		1,749,050

Chemicals-Specialty - 0.5%

Ecolab, Inc.	15,410	3,423,331
International Flavors & Fragrances, Inc.#	3,197	358,384

		3,781,715

Coatings/Paint - 0.1%

Sherwin-Williams Co.	1,310	979,395

Commercial Services - 0.1%

Cintas Corp.	1,245	442,348
Nielsen Holdings PLC	7,035	113,756

		556,104

Commercial Services-Finance - 4.1%

Automatic Data Processing, Inc.	24,431	4,248,063
IHS Markit, Ltd.	20,187	2,007,799
MarketAxess Holdings, Inc.	1,522	820,632
Moody’s Corp.	16,715	4,719,313
PayPal Holdings, Inc.†	54,185	11,602,092
S&P Global, Inc.	20,664	7,269,182

		30,667,081

Computer Aided Design - 1.9%

ANSYS, Inc.†	8,015	2,709,551
Autodesk, Inc.†	16,641	4,663,307
Cadence Design Systems, Inc.†	29,019	3,374,910
Synopsys, Inc.†	16,146	3,673,215

		14,420,983

Computer Data Security - 0.2%

Fortinet, Inc.†	11,910	1,467,669

Computer Software - 0.1%

Akamai Technologies, Inc.†	3,973	411,245
Citrix Systems, Inc.	4,116	510,055

		921,300

Computers - 1.3%

Hewlett Packard Enterprise Co.	402,768	4,446,559
HP, Inc.	240,436	5,272,761

		9,719,320

Computers-Memory Devices - 1.1%

NetApp, Inc.	43,129	2,299,207
Seagate Technology PLC	67,197	3,951,856
Western Digital Corp.	45,681	2,050,163

		8,301,226

Consulting Services - 0.5%

Verisk Analytics, Inc.	17,136	3,398,240

Consumer Products-Misc. - 0.4%

Clorox Co.	5,539	1,124,196
Kimberly-Clark Corp.	14,540	2,025,567

		3,149,763

Containers-Metal/Glass - 0.2%

Ball Corp.	16,092	1,544,993

Containers-Paper/Plastic - 0.3%

Amcor PLC	56,705	642,467
Packaging Corp. of America	4,139	538,070
WestRock Co.	25,232	1,065,043

		2,245,580

Cosmetics & Toiletries - 1.2%

Colgate-Palmolive Co.	48,487	4,152,427
Estee Lauder Cos., Inc., Class A	18,555	4,551,912

		8,704,339

Data Processing/Management - 1.4%

Fidelity National Information Services, Inc.	32,015	4,751,346
Fiserv, Inc.†	38,735	4,461,497

Paychex, Inc.	16,552	1,541,819

		10,754,662

Decision Support Software - 0.4%

MSCI, Inc.	7,360	3,013,331

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	1,972	949,104
DENTSPLY SIRONA, Inc.	11,597	590,171

		1,539,275

Diagnostic Equipment - 2.7%

Danaher Corp.	44,510	9,998,281
Thermo Fisher Scientific, Inc.	22,030	10,243,510

		20,241,791

Diagnostic Kits - 0.2%

IDEXX Laboratories, Inc.†	3,138	1,446,555

Dialysis Centers - 0.1%

DaVita, Inc.†	7,661	841,561

Disposable Medical Products - 0.1%

Teleflex, Inc.	2,804	1,073,231

Distribution/Wholesale - 0.3%

Fastenal Co.	19,922	985,143
LKQ Corp.†	13,966	491,883
WW Grainger, Inc.	1,068	446,744

		1,923,770

Diversified Manufacturing Operations - 1.8%

Eaton Corp. PLC	37,534	4,545,743
Illinois Tool Works, Inc.	26,504	5,594,729
Parker-Hannifin Corp.	7,474	1,997,501
Trane Technologies PLC	10,548	1,542,540

		13,680,513

Drug Delivery Systems - 0.2%

DexCom, Inc.†	4,317	1,380,059

E-Commerce/Products - 0.6%

eBay, Inc.	86,722	4,373,390

E-Commerce/Services - 1.0%

Booking Holdings, Inc.†	2,901	5,884,533
Expedia Group, Inc.	10,475	1,304,033

		7,188,566

Electric Products-Misc. - 0.7%

AMETEK, Inc.	12,954	1,535,437
Emerson Electric Co.	47,990	3,686,592

		5,222,029

Electric-Distribution - 0.6%

Consolidated Edison, Inc.	63,006	4,804,208

Electric-Integrated - 1.8%

AES Corp.	9,891	202,172
Alliant Energy Corp.	17,853	939,068
CMS Energy Corp.	28,391	1,747,182
Eversource Energy	40,506	3,544,680
FirstEnergy Corp.	42,315	1,123,886
PPL Corp.	48,342	1,373,880
WEC Energy Group, Inc.	52,686	5,002,536

		13,933,404

Electronic Components-Semiconductors - 5.1%

Advanced Micro Devices, Inc.†	51,463	4,768,562
Broadcom, Inc.	15,598	6,263,845
Microchip Technology, Inc.	5,449	732,291
Micron Technology, Inc.†	48,303	3,095,739
NVIDIA Corp.	25,437	13,635,758
Texas Instruments, Inc.	53,901	8,691,536
Xilinx, Inc.	6,943	1,010,554

		38,198,285

Electronic Connectors - 0.2%

Amphenol Corp., Class A	4,555	595,839
TE Connectivity, Ltd.	6,511	742,059

		1,337,898

Electronic Forms - 2.5%

Adobe, Inc.†	39,819	19,052,197

Electronic Measurement Instruments - 0.8%

Agilent Technologies, Inc.	21,997	2,571,449
Fortive Corp.	16,438	1,152,797
Keysight Technologies, Inc.†	4,419	530,457
Roper Technologies, Inc.	3,328	1,421,056

		5,675,759

Enterprise Software/Service - 1.8%

Paycom Software, Inc.†	2,405	1,003,077
salesforce.com, Inc.†	48,915	12,023,307
Tyler Technologies, Inc.†	783	334,811

		13,361,195

Entertainment Software - 1.3%

Activision Blizzard, Inc.	70,318	5,588,874
Electronic Arts, Inc.	22,324	2,851,891
Take-Two Interactive Software, Inc.†	8,780	1,584,878

		10,025,643

Finance-Credit Card - 4.9%

American Express Co.	44,035	5,222,111
Mastercard, Inc., Class A	40,663	13,683,506
Visa, Inc., Class A	84,195	17,710,418

		36,616,035

Finance-Investment Banker/Broker - 0.6%

Charles Schwab Corp.	88,575	4,320,689

Finance-Other Services - 1.2%

Cboe Global Markets, Inc.	5,059	461,988
CME Group, Inc.	17,909	3,134,612
Intercontinental Exchange, Inc.	41,034	4,329,497
Nasdaq, Inc.	7,806	999,090

		8,925,187

Food-Confectionery - 0.1%

J.M. Smucker Co.	8,311	974,049

Food-Meat Products - 0.2%

Hormel Foods Corp.#	24,929	1,176,150

Food-Misc./Diversified - 1.1%

Campbell Soup Co.	8,974	448,879
General Mills, Inc.	40,330	2,452,871

Kellogg Co.	19,790	1,264,779
Kraft Heinz Co.	77,319	2,546,888
Lamb Weston Holdings, Inc.	274	19,832
McCormick & Co., Inc.	7,628	1,426,283

		8,159,532

Food-Retail - 0.2%

Kroger Co.	53,835	1,776,555

Gas-Distribution - 0.0%

NiSource, Inc.	10,728	259,618

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	4,995	1,276,522

Industrial Gases - 1.3%

Air Products & Chemicals, Inc.	11,874	3,326,382
Linde PLC	24,135	6,188,697

		9,515,079

Instruments-Controls - 0.1%

Mettler-Toledo International, Inc.†	802	922,332

Instruments-Scientific - 0.2%

PerkinElmer, Inc.	2,576	342,608
Waters Corp.†	3,566	827,348

		1,169,956

Insurance Brokers - 0.7%

Aon PLC, Class A	9,116	1,867,777
Marsh & McLennan Cos., Inc.	25,365	2,907,844
Willis Towers Watson PLC	3,797	790,497

		5,566,118

Insurance-Life/Health - 0.7%

Aflac, Inc.	68,448	3,006,921
Prudential Financial, Inc.	34,496	2,608,587

		5,615,508

Insurance-Multi-line - 1.1%

Allstate Corp.	25,070	2,565,915
Chubb, Ltd.	32,403	4,790,135
Hartford Financial Services Group, Inc.	4,628	204,558
Loews Corp.	12,251	513,439

		8,074,047

Insurance-Property/Casualty - 0.6%

Progressive Corp.	24,142	2,103,009
Travelers Cos., Inc.	20,398	2,644,601

		4,747,610

Internet Content-Entertainment - 1.6%

Netflix, Inc.†	21,976	10,783,623
Twitter, Inc.†	33,071	1,538,132

		12,321,755

Internet Security - 0.0%

NortonLifeLock, Inc.	11,033	201,132

Investment Management/Advisor Services - 1.2%

BlackRock, Inc.	9,485	6,623,850
Franklin Resources, Inc.	22,289	490,135
Invesco, Ltd.	16,155	262,196
T. Rowe Price Group, Inc.	13,879	1,990,387

		9,366,568

Machinery-Construction & Mining - 0.7%

Caterpillar, Inc.	29,985	5,205,096

Machinery-Farming - 0.6%

Deere & Co.	18,100	4,735,322

Machinery-General Industrial - 0.2%

Otis Worldwide Corp.	14,953	1,000,954
Westinghouse Air Brake Technologies Corp.	6,266	459,298

		1,460,252

Machinery-Pumps - 0.1%

Ingersoll Rand, Inc.†	9,308	412,065

Medical Information Systems - 0.1%

Cerner Corp.	13,310	996,120

Medical Instruments - 0.2%

Edwards Lifesciences Corp.†	16,784	1,408,010

Medical Labs & Testing Services - 0.7%

IQVIA Holdings, Inc.†	9,611	1,624,163
Laboratory Corp. of America Holdings†	8,220	1,642,685
Quest Diagnostics, Inc.	13,277	1,646,082

		4,912,930

Medical Products - 1.4%

ABIOMED, Inc.†	808	221,473
Baxter International, Inc.	36,034	2,741,106
Cooper Cos., Inc.	3,125	1,047,562
Hologic, Inc.†	19,182	1,326,052
STERIS PLC	4,206	815,165
Stryker Corp.	17,478	4,079,365
Varian Medical Systems, Inc.†	2,905	505,412

		10,736,135

Medical-Biomedical/Gene - 3.1%

Alexion Pharmaceuticals, Inc.†	8,720	1,064,799
Amgen, Inc.	26,474	5,878,287
Biogen, Inc.†	7,294	1,751,800
Gilead Sciences, Inc.	56,521	3,429,129
Illumina, Inc.†	6,909	2,225,320
Incyte Corp.†	8,072	682,407
Regeneron Pharmaceuticals, Inc.†	6,394	3,299,496
Vertex Pharmaceuticals, Inc.†	21,411	4,876,355

		23,207,593

Medical-Drugs - 0.9%

Bristol-Myers Squibb Co. CVR†	29,832	35,202
Zoetis, Inc.	43,591	6,991,124

		7,026,326

Medical-Generic Drugs - 0.1%

Perrigo Co. PLC	16,360	788,879

Medical-HMO - 1.3%

Anthem, Inc.	9,201	2,866,296
Centene Corp.†	42,257	2,605,144
Humana, Inc.	10,687	4,280,357

		9,751,797

Medical-Hospitals - 0.5%

HCA Healthcare, Inc.	24,605	3,693,457

Medical-Wholesale Drug Distribution - 0.2%

Henry Schein, Inc.†	17,968	1,155,522

Multimedia - 1.5%

Walt Disney Co.	77,642	11,491,792

Networking Products - 1.5%

Cisco Systems, Inc.	267,236	11,496,493

Non-Hazardous Waste Disposal - 0.5%

Republic Services, Inc.	10,924	1,056,569
Waste Management, Inc.	24,233	2,886,878

		3,943,447

Oil Companies-Exploration & Production - 0.8%

Cabot Oil & Gas Corp.	21,521	377,048
Concho Resources, Inc.	14,081	809,376
Diamondback Energy, Inc.	10,503	419,700
EOG Resources, Inc.	35,285	1,654,161
Hess Corp.	20,934	987,666
Occidental Petroleum Corp.	51,331	808,976
Pioneer Natural Resources Co.	10,389	1,044,926

		6,101,853

Oil Field Machinery & Equipment - 0.0%

National Oilwell Varco, Inc.	27,857	341,527

Oil Refining & Marketing - 0.2%

Valero Energy Corp.	23,622	1,270,155

Oil-Field Services - 0.4%

Baker Hughes Co.	29,011	543,086
Schlumberger, Ltd.	129,954	2,701,744

		3,244,830

Paper & Related Products - 0.2%

International Paper Co.	28,830	1,426,508

Pipelines - 0.8%

Kinder Morgan, Inc.	186,084	2,675,888
ONEOK, Inc.	32,212	1,155,445
Williams Cos., Inc.	90,289	1,894,263

		5,725,596

Real Estate Investment Trusts - 2.2%

American Tower Corp.	19,192	4,437,190
AvalonBay Communities, Inc.	298	49,644
Crown Castle International Corp.	20,444	3,425,801
Digital Realty Trust, Inc.	5,613	756,352
Equinix, Inc.	2,565	1,789,831
Equity Residential	7,243	419,515
Prologis, Inc.	36,294	3,631,215
Public Storage	4,868	1,092,671
SBA Communications Corp.	2,354	676,022

		16,278,241

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	772	175,229

Respiratory Products - 0.2%

ResMed, Inc.	6,875	1,441,000

Retail-Apparel/Shoe - 0.2%

Ross Stores, Inc.	12,410	1,334,323

Retail-Auto Parts - 0.1%

Genuine Parts Co.	8,604	846,376

Retail-Building Products - 2.0%

Home Depot, Inc.	39,524	10,964,353
Lowe’s Cos., Inc.	28,772	4,483,253

		15,447,606

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	5,464	594,483

Retail-Discount - 0.9%

Dollar General Corp.	13,115	2,866,677
Target Corp.	21,327	3,828,836

		6,695,513

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	46,324	1,760,775

Retail-Major Department Stores - 0.5%

TJX Cos., Inc.	56,260	3,573,073

Retail-Restaurants - 0.8%

Domino’s Pizza, Inc.	779	305,812
Starbucks Corp.	60,762	5,955,891

		6,261,703

Semiconductor Components-Integrated Circuits - 1.3%

Analog Devices, Inc.	15,018	2,088,703
QUALCOMM, Inc.	52,262	7,691,399

		9,780,102

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	33,619	2,772,895
KLA Corp.	3,017	760,193
Lam Research Corp.	4,522	2,046,929

		5,580,017

Steel-Producers - 0.3%

Nucor Corp.	36,881	1,980,510

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	9,983	373,564

Telephone-Integrated - 2.1%

Verizon Communications, Inc.	256,545	15,497,883

Theaters - 0.0%

Live Nation Entertainment, Inc.†	3,408	223,735

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	5,980	1,102,174

Transport-Rail - 1.2%

CSX Corp.	34,770	3,131,039
Norfolk Southern Corp.	11,267	2,670,504
Union Pacific Corp.	16,965	3,462,217

		9,263,760

Transport-Services - 0.8%

United Parcel Service, Inc., Class B	34,748	5,944,340

Water - 0.5%

American Water Works Co., Inc.	23,512	3,606,271

Web Hosting/Design - 0.1%

VeriSign, Inc.†	4,751	953,621

Web Portals/ISP - 5.2%

Alphabet, Inc., Class A†	22,474	39,428,386

Wireless Equipment - 0.2%

Motorola Solutions, Inc.	7,514	1,288,876

Total Long-Term Investment Securities
(cost $488,413,228)		730,979,478

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Companies - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(1)(2)	1,051,861	1,051,861

U.S. Government Treasuries - 0.4%
United States Treasury Bills
0.12% due 11/04/2021(3)	$1,000,000	998,967
0.13% due 10/07/2021(3)	1,700,000	1,698,481

		2,697,448

Total Short-Term Investment Securities
(cost $3,748,918)		3,749,309

REPURCHASE AGREEMENTS - 3.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 11/30/2020, to be repurchased 12/01/2020 in the amount of $24,031,000 and collateralized by $16,263,600 of United States Treasury Bonds, bearing interest at 4.25% due 05/15/2039 and having an approximate value of $24,511,718 (cost $24,031,000)	24,031,000	24,031,000

TOTAL INVESTMENTS
(cost $516,193,146)	100.5%	758,759,787
Liabilities in excess of other assets	(0.5)	(3,409,599)

NET ASSETS	100.0%	$755,350,188

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of November 30, 2020.
(2)

At November 30, 2020, the Fund had loaned securities with a total value of $2,327,493. This was secured by collateral of $1,051,861, which was received in cash and subsequently invested in short-term investments currently valued at $1,051,861 as reported in the Portfolio of Investments. Additional collateral of $1,362,902 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2020
Federal Home Loan Mtg. Corp.	1.25% to 3.50%	02/01/2048 to 11/01/2050	$101,111
Federal National Mtg. Assoc.	1.49% to 4.00%	05/25/2030 to 09/01/2050	271,525
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	9,306
United States Treasury Bills	0.00%	02/11/2021 to 07/15/2021	32,737
United States Treasury Notes/Bonds	0.13% to 8.13%	12/31/2020 to 02/15/2050	948,223

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR-	Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
153	Long	S&P 500 E-Mini Index	December 2020	$26,370,159	$27,717,480	$1,347,321

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$730,979,478	$—	$—	$730,979,478
Short Term Investment Securities:
Registered Investment Companies	1,051,861	—	—	1,051,861
U.S. Government Treasuries	—	2,697,448	—	2,697,448
Repurchase Agreements	—	24,031,000	—	24,031,000

Total Investments at Value	$732,031,339	$26,728,448	$—	$758,759,787

Other Financial Instruments:+
Futures Contracts	$1,347,321	$—	$—	$1,347,321

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2020 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of November 30, 2020, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of The Variable Annuity Life Insurance Company, the investment adviser to the Funds, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the VALIC Company II’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: During the period, the Small Cap Value Fund and U.S. Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

Note 3. Transactions with Affiliates

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2020	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2020
VALIC Co. I Blue Chip Growth Fund	$—	$—	$12,299	$—	$—	$—	$54	$12,353
VALIC Co. I Capital Conservation Fund	—	—	5,000,770	1,926,221	—	—	47,477	6,974,468
VALIC Co. I Dividend Value Fund	—	—	39,574,288	4,848,905	—	—	3,512,199	47,935,392
VALIC Co. I Emerging Economies Fund	—	—	21,713,054	6,046,114	—	—	2,655,773	30,414,941
VALIC Co. I Global Real Estate Fund	—	—	19,468,392	—	—	—	523,344	19,991,736
VALIC Co. I Government Money Market I Fund	11	—	253,686	2,632,513	—	—	—	2,886,199
VALIC Co. I Government Securities Fund	—	—	2,736,338	898,904	—	—	(4,046)	3,631,196
VALIC Co. I Inflation Protected Fund	—	—	34,132,728	—	—	—	(1)	34,132,727
VALIC Co. I International Equities Index Fund	—	—	37,898,432	524,853	2,543,290	(176,387)	2,938,756	38,642,364
VALIC Co. I International Government Bond Fund	—	—	16,491,391	—	—	—	293,577	16,784,968
VALIC Co. I International Growth Fund	—	—	11,589,734	—	—	—	901,595	12,491,329
VALIC Co. I International Value Fund	—	—	22,626,059	—	—	—	1,600,075	24,226,134
VALIC Co. I Large Cap Core Fund	—	—	11,678,348	—	—	—	576,062	12,254,410
VALIC Co. I Large Capital Growth Fund	—	—	12,266,661	—	—	—	652,954	12,919,615
VALIC Co. I Mid Cap Index Fund	—	—	24,989,678	300,749	7,897,140	(814,370)	3,926,162	20,505,079
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	10,572,500	—	—	—	1,240,192	11,812,692
VALIC Co. I Nasdaq-100® Index Fund	—	—	8,554,193	—	6,046,114	1,686,313	(1,664,449)	2,529,943
VALIC Co. I Science & Technology Fund	—	—	23,610,360	—	6,046,114	932,941	577,922	19,075,109
VALIC Co. I Small Cap Index Fund	—	—	16,145,359	153,288	6,463,866	72,741	2,089,550	11,997,072
VALIC Co. I Small Cap Special Values Fund	—	—	6,996,429	950,321	—	—	1,120,358	9,067,108
VALIC Co. I Stock Index Fund	—	—	65,528,961	1,056,697	11,701,317	933,537	1,201,549	57,019,427
VALIC Co. I Value Fund	—	—	14,127,519	—	—	—	1,281,973	15,409,492
VALIC Co. II Capital Appreciation Fund	—	—	25,948,620	—	—	—	627,115	26,575,735
VALIC Co. II Core Bond Fund	—	—	13,086,407	5,778,662	7,912,006	350,616	(249,172)	11,054,507
VALIC Co. II High Yield Bond Fund	—	—	17,153,504	—	—	—	527,448	17,680,952
VALIC Co. II International Opportunities Fund	—	—	27,751,474	6,086,159	—	—	2,545,937	36,383,570
VALIC Co. II Large Cap Value Fund	—	—	34,424,450	—	—	—	3,951,264	38,375,714
VALIC Co. II Mid Cap Growth Fund	—	—	8,985,023	—	—	—	1,101,705	10,086,728
VALIC Co. II Mid Cap Value Fund	—	—	31,056,403	—	—	—	4,422,206	35,478,609
VALIC Co. II Small Cap Growth Fund	—	—	7,017,945	—	—	—	1,246,113	8,264,058
VALIC Co. II Small Cap Value Fund	—	—	9,411,936	1,484,142	—	—	1,987,698	12,883,776
VALIC Co. II Strategic Bond Fund	—	—	31,743,048	8,192,057	2,326,588	25,797	787,116	38,421,430

	$11	$—	$612,545,989	$40,879,585	$50,936,435	$3,011,188	$40,418,506	$645,918,833

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2020	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2020
VALIC Co. I Blue Chip Growth Fund
VALIC Co. I Capital Conservation Fund	—	—	16,175,501	1,046,131	—	—	139,102	17,360,734
VALIC Co. I Dividend Value Fund	—	—	12,988,253	2,026,535	—	—	1,189,772	16,204,560
VALIC Co. I Emerging Economies Fund	—	—	6,149,394	1,680,888	—	—	750,452	8,580,734
VALIC Co. I Global Real Estate Fund	—	—	8,161,824	—	—	—	219,404	8,381,228
VALIC Co. I Government Money Market I Fund	20	—	702,202	1,429,733	—	—	—	2,131,935
VALIC Co. I Government Securities Fund	—	—	7,702,750	488,196	—	—	(13,201)	8,177,745
VALIC Co. I Inflation Protected Fund	—	—	23,467,073	—	—	—	—	23,467,073
VALIC Co. I International Equities Index Fund	—	—	12,841,805	304,607	794,548	(55,998)	1,009,295	13,305,161
VALIC Co. I International Government Bond Fund	—	—	16,636,537	—	—	—	296,161	16,932,698
VALIC Co. I International Growth Fund	—	—	1,847,300	—	—	—	143,706	1,991,006
VALIC Co. I International Value Fund	—	—	5,150,182	—	—	—	364,212	5,514,394
VALIC Co. I Large Cap Core Fund	—	—	3,158,338	—	—	—	155,792	3,314,130
VALIC Co. I Large Capital Growth Fund	—	—	2,025,563	—	—	—	107,820	2,133,383
VALIC Co. I Mid Cap Index Fund	—	—	7,066,354	192,978	3,119,841	(137,794)	1,027,956	5,029,653
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	2,303,439	—	—	—	270,202	2,573,641
VALIC Co. I Nasdaq-100® Index Fund	—	—	6,291,109	—	4,264,885	1,152,545	(1,160,954)	2,017,815
VALIC Co. I Science & Technology Fund	—	—	7,577,936	—	2,521,332	484,156	(22,372)	5,518,388
VALIC Co. I Small Cap Index Fund	—	—	4,714,759	91,995	3,331,421	512,835	16,087	2,004,255
VALIC Co. I Small Cap Special Values Fund	—	—	2,484,245	529,852	—	—	428,234	3,442,331
VALIC Co. I Stock Index Fund	—	—	20,980,178	717,212	5,031,352	304,594	386,112	17,356,744
VALIC Co. I Value Fund	—	—	3,321,880	—	—	—	301,437	3,623,317
VALIC Co. II Capital Appreciation Fund	—	—	6,973,066	—	—	—	168,522	7,141,588
VALIC Co. II Core Bond Fund	—	—	54,300,125	3,582,730	2,208,728	240,637	514,842	56,429,606
VALIC Co. II High Yield Bond Fund	—	—	25,671,217	—	—	—	789,355	26,460,572
VALIC Co. II International Opportunities Fund	—	—	11,674,963	—	—	—	901,107	12,576,070
VALIC Co. II Large Cap Value Fund	—	—	8,987,126	—	—	—	1,031,549	10,018,675
VALIC Co. II Mid Cap Growth Fund	—	—	2,906,031	—	—	—	356,325	3,262,356
VALIC Co. II Mid Cap Value Fund	—	—	10,793,002	—	—	—	1,536,845	12,329,847
VALIC Co. II Small Cap Growth Fund	—	—	1,836,633	—	—	—	326,114	2,162,747
VALIC Co. II Small Cap Value Fund	—	—	1,287,013	827,484	—	—	387,752	2,502,249
VALIC Co. II Strategic Bond Fund	—	—	43,713,449	6,113,838	2,999,106	94,285	1,003,717	47,926,183

	$20	$—	$339,889,247	$19,032,179	$24,271,213	$2,595,260	$12,625,345	$349,870,818

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2020	Cost of Purchases †	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/2020
VALIC Co. I Blue Chip Growth Fund	$—	$—	$43,393	$—	$—	$—	$187	$43,580
VALIC Co. I Capital Conservation Fund	—	—	25,918,890	3,177,060	—	—	227,080	29,323,030
VALIC Co. I Dividend Value Fund	—	—	60,565,105	10,073,823	—	—	5,595,187	76,234,115
VALIC Co. I Emerging Economies Fund	—	—	19,068,908	7,528,334	—	—	2,451,877	29,049,119
VALIC Co. I Global Real Estate Fund	—	—	21,900,375	—	—	—	588,720	22,489,095
VALIC Co. I Government Money Market I Fund	31	—	915,885	4,342,013	—	—	—	5,257,898
VALIC Co. I Government Securities Fund	—	—	9,441,911	1,482,628	—	—	(15,396)	10,909,143
VALIC Co. I Inflation Protected Fund	—	—	62,760,235	—	—	—	—	62,760,235
VALIC Co. I International Equities Index Fund	—	—	41,949,073	611,840	1,861,744	(104,222)	3,263,690	43,858,637
VALIC Co. I International Government Bond Fund	—	—	34,693,474	—	—	—	617,608	35,311,082
VALIC Co. I International Growth Fund	—	—	7,278,145	—	—	—	566,185	7,844,330
VALIC Co. I International Value Fund	—	—	20,587,514	—	—	—	1,455,912	22,043,426
VALIC Co. I Large Cap Core Fund	—	—	12,262,538	—	—	—	604,879	12,867,417
VALIC Co. I Large Capital Growth Fund	—	—	19,244,090	—	—	—	1,024,363	20,268,453
VALIC Co. I Mid Cap Index Fund	—	—	31,479,683	504,526	9,479,132	(615,824)	4,616,237	26,505,490
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	14,151,149	—	—	—	1,659,980	15,811,129
VALIC Co. I Nasdaq-100® Index Fund	—	—	27,384,305	—	12,823,434	3,112,537	(3,029,090)	14,644,318
VALIC Co. I Science & Technology Fund	—	—	19,657,005	—	7,528,335	2,139,239	(980,747)	13,287,162
VALIC Co. I Small Cap Index Fund	—	—	22,229,486	268,286	9,141,215	(37,299)	3,146,722	16,465,980
VALIC Co. I Small Cap Special Values Fund	—	—	9,451,322	1,578,602	—	—	1,560,085	12,590,009
VALIC Co. I Stock Index Fund	—	—	109,295,461	1,985,313	13,959,992	1,134,279	2,693,906	101,148,967
VALIC Co. I Value Fund	—	—	19,392,535	—	—	—	1,759,737	21,152,272
VALIC Co. II Capital Appreciation Fund	—	—	34,333,662	—	—	—	829,761	35,163,423
VALIC Co. II Core Bond Fund	—	—	105,733,986	10,455,046	10,333,213	654,541	754,245	107,264,605
VALIC Co. II High Yield Bond Fund	—	—	35,447,217	—	—	—	1,089,954	36,537,171
VALIC Co. II International Opportunities Fund	—	—	33,650,046	—	—	—	2,597,206	36,247,252
VALIC Co. II Large Cap Value Fund	—	—	51,949,412	—	—	—	5,962,791	57,912,203
VALIC Co. II Mid Cap Growth Fund	—	—	12,012,967	—	—	—	1,472,980	13,485,947
VALIC Co. II Mid Cap Value Fund	—	—	46,705,472	2,021,974	—	—	6,926,480	55,653,926
VALIC Co. II Small Cap Growth Fund	—	—	8,787,552	—	—	—	1,560,326	10,347,878
VALIC Co. II Small Cap Value Fund	—	—	9,714,207	2,465,345	—	—	2,224,849	14,404,401
VALIC Co. II Strategic Bond Fund	—	—	86,536,769	10,903,424	3,168,497	(1,337)	2,156,491	96,426,850

	$31	$—	$1,014,541,772	$57,398,214	$68,295,562	$6,281,914	$53,382,205	$1,063,308,543

†	Includes reinvestment of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company II’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.